Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000150427
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	LEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$69	1.35%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	HFRX Global Hedge Fund Index
06/15	$10,000	$10,000	$10,000
07/15	$10,040	$10,058	$9,997
08/15	$9,921	$10,029	$9,776
09/15	$9,841	$10,068	$9,573
10/15	$9,881	$10,100	$9,713
11/15	$9,792	$10,063	$9,643
12/15	$9,680	$10,013	$9,515
01/16	$9,659	$10,123	$9,252
02/16	$9,702	$10,195	$9,222
03/16	$9,713	$10,320	$9,337
04/16	$9,822	$10,391	$9,375
05/16	$9,789	$10,399	$9,418
06/16	$9,833	$10,582	$9,436
07/16	$9,953	$10,669	$9,574
08/16	$10,040	$10,681	$9,589
09/16	$10,062	$10,683	$9,642
10/16	$9,996	$10,612	$9,587
11/16	$10,029	$10,374	$9,671
12/16	$10,094	$10,404	$9,753
01/17	$10,183	$10,441	$9,802
02/17	$10,227	$10,522	$9,912
03/17	$10,282	$10,518	$9,915
04/17	$10,348	$10,605	$9,957
05/17	$10,359	$10,687	$9,982
06/17	$10,459	$10,678	$10,003
07/17	$10,569	$10,731	$10,096
08/17	$10,551	$10,824	$10,125
09/17	$10,562	$10,786	$10,186
10/17	$10,585	$10,799	$10,256
11/17	$10,618	$10,783	$10,263
12/17	$10,654	$10,830	$10,337
01/18	$10,666	$10,726	$10,590
02/18	$10,728	$10,624	$10,334
03/18	$10,740	$10,678	$10,232
04/18	$10,740	$10,606	$10,242
05/18	$10,740	$10,664	$10,269
06/18	$10,740	$10,649	$10,250
07/18	$10,740	$10,671	$10,235
08/18	$10,769	$10,724	$10,281
09/18	$10,794	$10,678	$10,210
10/18	$10,683	$10,588	$9,893
11/18	$10,695	$10,636	$9,832
12/18	$10,502	$10,802	$9,643
01/19	$10,641	$10,951	$9,847
02/19	$10,704	$10,963	$9,910
03/19	$10,894	$11,161	$9,893
04/19	$10,982	$11,177	$9,958
05/19	$11,033	$11,348	$9,890
06/19	$11,121	$11,509	$10,050
07/19	$11,209	$11,543	$10,127
08/19	$11,207	$11,804	$10,166
09/19	$11,219	$11,753	$10,211
10/19	$11,181	$11,791	$10,243
11/19	$11,207	$11,789	$10,348
12/19	$11,283	$11,806	$10,474
01/20	$11,347	$12,018	$10,517
02/20	$11,334	$12,198	$10,366
03/20	$10,479	$11,960	$9,756
04/20	$10,671	$12,199	$10,037
05/20	$10,773	$12,313	$10,182
06/20	$10,977	$12,416	$10,360
07/20	$11,283	$12,634	$10,500
08/20	$11,607	$12,561	$10,662
09/20	$11,632	$12,539	$10,644
10/20	$11,735	$12,494	$10,621
11/20	$12,108	$12,657	$10,920
12/20	$12,397	$12,701	$11,187
01/21	$12,628	$12,621	$11,169
02/21	$12,955	$12,458	$11,338
03/21	$12,819	$12,313	$11,332
04/21	$12,860	$12,416	$11,517
05/21	$12,873	$12,464	$11,561
06/21	$12,914	$12,555	$11,604
07/21	$13,064	$12,681	$11,553
08/21	$13,139	$12,672	$11,632
09/21	$13,249	$12,564	$11,588
10/21	$13,277	$12,554	$11,692
11/21	$13,222	$12,569	$11,541
12/21	$13,270	$12,560	$11,596
01/22	$13,242	$12,285	$11,425
02/22	$13,199	$12,118	$11,384
03/22	$13,143	$11,792	$11,439
04/22	$13,015	$11,353	$11,336
05/22	$12,590	$11,415	$11,212
06/22	$12,250	$11,187	$11,010
07/22	$12,278	$11,468	$11,070
08/22	$12,563	$11,170	$11,175
09/22	$12,141	$10,689	$11,067
10/22	$12,126	$10,572	$11,075
11/22	$12,111	$10,966	$11,092
12/22	$12,289	$10,929	$11,085
01/23	$12,719	$11,268	$11,270
02/23	$12,815	$10,991	$11,218
03/23	$12,576	$11,249	$11,084
04/23	$12,656	$11,317	$11,122
05/23	$12,783	$11,200	$11,071
06/23	$12,910	$11,182	$11,155
07/23	$13,070	$11,194	$11,213
08/23	$13,117	$11,126	$11,250
09/23	$13,165	$10,861	$11,238
10/23	$12,815	$10,698	$11,146
11/23	$12,926	$11,179	$11,273
12/23	$13,153	$11,603	$11,429
01/24	$13,234	$11,575	$11,466
02/24	$13,444	$11,437	$11,571
03/24	$13,590	$11,549	$11,716
04/24	$13,606	$11,279	$11,653
05/24	$13,768	$11,466	$11,723
06/24	$13,865	$11,571	$11,759
07/24	$14,026	$11,833	$11,846
08/24	$14,172	$12,008	$11,896
09/24	$14,355	$12,172	$12,009
10/24	$14,405	$11,896	$11,930
11/24	$14,522	$12,021	$12,029
12/24	$14,574	$11,840	$12,031
01/25	$14,727	$11,911	$12,151
02/25	$14,966	$12,157	$12,186
03/25	$15,239	$12,154	$12,094
04/25	$15,307	$12,197	$12,043
05/25	$15,341	$12,136	$12,184
06/25	$15,341	$12,325	$12,318

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	10.65%	6.92%	4.37%
US Universal Index	6.51%	(0.15%)	2.11%
HFRX Global Hedge Fund Index	4.75%	3.52%	2.11%

AssetsNet	$ 56,521,040
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 176,093
InvestmentCompanyPortfolioTurnover	357.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$56,521,040
# of Portfolio Holdings	196
Portfolio Turnover Rate	357%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$176,093

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	47.4%
Consumer Staples	14.6%
Information Technology	13.5%
Consumer Discretionary	8.6%
Communication Services	6.1%
Financials	5.6%
Industrials	2.0%
Energy	0.5%
Utilities	0.2%
Other (includes short-term investments)	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 09/16/25	9.7%
U.S. Treasury Bills 0.000% due 09/11/25	7.4%
U.S. Treasury Bills 0.000% due 07/10/25	6.0%
U.S. Treasury Bills 0.000% due 09/23/25	5.8%
U.S. Treasury Bills 0.000% due 08/14/25	4.8%
U.S. Treasury Bills 0.000% due 08/07/25	4.1%
U.S. Treasury Bills 0.000% due 08/19/25	4.1%
U.S. Treasury Bills 0.000% due 08/05/25	3.9%
Dexcom, Inc. 0.250% due 11/15/25	2.0%
Jazz Investments I Ltd. 2.000% due 06/15/26	1.9%

C000150428
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Open Shares
Trading Symbol	LEOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$81	1.60%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	HFRX Global Hedge Fund Index
06/15	$10,000	$10,000	$10,000
07/15	$10,030	$10,058	$9,997
08/15	$9,921	$10,029	$9,776
09/15	$9,831	$10,068	$9,573
10/15	$9,871	$10,100	$9,713
11/15	$9,792	$10,063	$9,643
12/15	$9,665	$10,013	$9,515
01/16	$9,633	$10,123	$9,252
02/16	$9,676	$10,195	$9,222
03/16	$9,687	$10,320	$9,337
04/16	$9,796	$10,391	$9,375
05/16	$9,763	$10,399	$9,418
06/16	$9,807	$10,582	$9,436
07/16	$9,915	$10,669	$9,574
08/16	$10,002	$10,681	$9,589
09/16	$10,024	$10,683	$9,642
10/16	$9,959	$10,612	$9,587
11/16	$9,991	$10,374	$9,671
12/16	$10,054	$10,404	$9,753
01/17	$10,142	$10,441	$9,802
02/17	$10,186	$10,522	$9,912
03/17	$10,230	$10,518	$9,915
04/17	$10,285	$10,605	$9,957
05/17	$10,296	$10,687	$9,982
06/17	$10,395	$10,678	$10,003
07/17	$10,505	$10,731	$10,096
08/17	$10,487	$10,824	$10,125
09/17	$10,498	$10,786	$10,186
10/17	$10,520	$10,799	$10,256
11/17	$10,554	$10,783	$10,263
12/17	$10,584	$10,830	$10,337
01/18	$10,584	$10,726	$10,590
02/18	$10,645	$10,624	$10,334
03/18	$10,657	$10,678	$10,232
04/18	$10,645	$10,606	$10,242
05/18	$10,645	$10,664	$10,269
06/18	$10,657	$10,649	$10,250
07/18	$10,657	$10,671	$10,235
08/18	$10,674	$10,724	$10,281
09/18	$10,698	$10,678	$10,210
10/18	$10,588	$10,588	$9,893
11/18	$10,600	$10,636	$9,832
12/18	$10,406	$10,802	$9,643
01/19	$10,531	$10,951	$9,847
02/19	$10,606	$10,963	$9,910
03/19	$10,769	$11,161	$9,893
04/19	$10,869	$11,177	$9,958
05/19	$10,919	$11,348	$9,890
06/19	$11,007	$11,509	$10,050
07/19	$11,082	$11,543	$10,127
08/19	$11,080	$11,804	$10,166
09/19	$11,080	$11,753	$10,211
10/19	$11,054	$11,791	$10,243
11/19	$11,067	$11,789	$10,348
12/19	$11,155	$11,806	$10,474
01/20	$11,219	$12,018	$10,517
02/20	$11,206	$12,198	$10,366
03/20	$10,359	$11,960	$9,756
04/20	$10,548	$12,199	$10,037
05/20	$10,637	$12,313	$10,182
06/20	$10,827	$12,416	$10,360
07/20	$11,105	$12,634	$10,500
08/20	$11,409	$12,561	$10,662
09/20	$11,435	$12,539	$10,644
10/20	$11,536	$12,494	$10,621
11/20	$11,905	$12,657	$10,920
12/20	$12,225	$12,701	$11,187
01/21	$12,454	$12,621	$11,169
02/21	$12,762	$12,458	$11,338
03/21	$12,641	$12,313	$11,332
04/21	$12,682	$12,416	$11,517
05/21	$12,682	$12,464	$11,561
06/21	$12,722	$12,555	$11,604
07/21	$12,856	$12,681	$11,553
08/21	$12,930	$12,672	$11,632
09/21	$13,039	$12,564	$11,588
10/21	$13,066	$12,554	$11,692
11/21	$13,025	$12,569	$11,541
12/21	$13,055	$12,560	$11,596
01/22	$13,027	$12,285	$11,425
02/22	$12,985	$12,118	$11,384
03/22	$12,916	$11,792	$11,439
04/22	$12,804	$11,353	$11,336
05/22	$12,386	$11,415	$11,212
06/22	$12,038	$11,187	$11,010
07/22	$12,080	$11,468	$11,070
08/22	$12,346	$11,170	$11,175
09/22	$11,931	$10,689	$11,067
10/22	$11,916	$10,572	$11,075
11/22	$11,901	$10,966	$11,092
12/22	$12,083	$10,929	$11,085
01/23	$12,488	$11,268	$11,270
02/23	$12,582	$10,991	$11,218
03/23	$12,348	$11,249	$11,084
04/23	$12,426	$11,317	$11,122
05/23	$12,551	$11,200	$11,071
06/23	$12,675	$11,182	$11,155
07/23	$12,816	$11,194	$11,213
08/23	$12,862	$11,126	$11,250
09/23	$12,909	$10,861	$11,238
10/23	$12,566	$10,698	$11,146
11/23	$12,675	$11,179	$11,273
12/23	$12,884	$11,603	$11,429
01/24	$12,979	$11,575	$11,466
02/24	$13,169	$11,437	$11,571
03/24	$13,311	$11,549	$11,716
04/24	$13,327	$11,279	$11,653
05/24	$13,469	$11,466	$11,723
06/24	$13,580	$11,571	$11,759
07/24	$13,722	$11,833	$11,846
08/24	$13,864	$12,008	$11,896
09/24	$14,043	$12,172	$12,009
10/24	$14,092	$11,896	$11,930
11/24	$14,190	$12,021	$12,029
12/24	$14,254	$11,840	$12,031
01/25	$14,387	$11,911	$12,151
02/25	$14,636	$12,157	$12,186
03/25	$14,885	$12,154	$12,094
04/25	$15,018	$12,197	$12,043
05/25	$15,051	$12,136	$12,184
06/25	$15,051	$12,325	$12,318

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	10.84%	6.81%	4.17%
US Universal Index	6.51%	(0.15%)	2.11%
HFRX Global Hedge Fund Index	4.75%	3.52%	2.11%

AssetsNet	$ 56,521,040
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 176,093
InvestmentCompanyPortfolioTurnover	357.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$56,521,040
# of Portfolio Holdings	196
Portfolio Turnover Rate	357%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$176,093

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	47.4%
Consumer Staples	14.6%
Information Technology	13.5%
Consumer Discretionary	8.6%
Communication Services	6.1%
Financials	5.6%
Industrials	2.0%
Energy	0.5%
Utilities	0.2%
Other (includes short-term investments)	1.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills 0.000% due 09/16/25	9.7%
U.S. Treasury Bills 0.000% due 09/11/25	7.4%
U.S. Treasury Bills 0.000% due 07/10/25	6.0%
U.S. Treasury Bills 0.000% due 09/23/25	5.8%
U.S. Treasury Bills 0.000% due 08/14/25	4.8%
U.S. Treasury Bills 0.000% due 08/07/25	4.1%
U.S. Treasury Bills 0.000% due 08/19/25	4.1%
U.S. Treasury Bills 0.000% due 08/05/25	3.9%
Dexcom, Inc. 0.250% due 11/15/25	2.0%
Jazz Investments I Ltd. 2.000% due 06/15/26	1.9%

C000082231
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Institutional Shares
Trading Symbol	GLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$51	0.96%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
06/15	$10,000	$10,000	$10,000
07/15	$10,371	$10,179	$10,308
08/15	$10,032	$9,506	$9,781
09/15	$10,253	$9,155	$9,554
10/15	$10,638	$9,881	$10,099
11/15	$10,763	$9,832	$9,905
12/15	$10,574	$9,659	$9,618
01/16	$10,542	$9,081	$9,596
02/16	$10,590	$9,013	$9,581
03/16	$11,110	$9,625	$10,037
04/16	$11,213	$9,777	$10,149
05/16	$10,960	$9,832	$10,264
06/16	$10,931	$9,722	$10,655
07/16	$11,249	$10,133	$10,885
08/16	$11,201	$10,141	$10,624
09/16	$11,257	$10,195	$10,836
10/16	$11,057	$9,998	$10,667
11/16	$11,089	$10,142	$10,469
12/16	$11,557	$10,384	$10,797
01/17	$11,549	$10,635	$10,831
02/17	$12,128	$10,930	$11,195
03/17	$12,773	$11,046	$11,451
04/17	$13,116	$11,210	$11,633
05/17	$13,787	$11,447	$12,064
06/17	$13,410	$11,491	$11,888
07/17	$13,517	$11,766	$11,915
08/17	$13,938	$11,783	$12,202
09/17	$13,938	$12,047	$12,034
10/17	$14,005	$12,275	$12,324
11/17	$14,181	$12,541	$12,587
12/17	$13,962	$12,710	$12,419
01/18	$13,665	$13,381	$12,269
02/18	$12,967	$12,827	$11,726
03/18	$13,168	$12,547	$11,915
04/18	$13,876	$12,692	$12,211
05/18	$13,666	$12,771	$12,391
06/18	$14,017	$12,765	$12,726
07/18	$14,350	$13,164	$12,972
08/18	$14,033	$13,327	$12,855
09/18	$14,014	$13,401	$12,839
10/18	$13,968	$12,417	$12,566
11/18	$13,913	$12,558	$13,034
12/18	$13,440	$11,603	$12,483
01/19	$14,216	$12,506	$13,487
02/19	$14,574	$12,882	$13,930
03/19	$14,713	$13,051	$14,467
04/19	$15,104	$13,514	$14,610
05/19	$14,864	$12,734	$14,591
06/19	$15,372	$13,573	$14,940
07/19	$15,473	$13,640	$15,013
08/19	$15,467	$13,361	$15,240
09/19	$15,838	$13,646	$15,470
10/19	$16,116	$13,993	$15,453
11/19	$15,961	$14,383	$15,404
12/19	$16,432	$14,814	$15,869
01/20	$16,973	$14,723	$16,382
02/20	$15,963	$13,479	$15,198
03/20	$13,791	$11,695	$13,254
04/20	$14,731	$12,973	$14,191
05/20	$15,259	$13,599	$14,890
06/20	$15,193	$13,959	$14,574
07/20	$14,989	$14,627	$14,753
08/20	$15,010	$15,604	$14,851
09/20	$14,946	$15,066	$14,778
10/20	$14,636	$14,604	$14,455
11/20	$15,825	$16,471	$15,517
12/20	$15,696	$17,169	$15,438
01/21	$15,161	$16,999	$15,290
02/21	$15,246	$17,434	$15,147
03/21	$16,254	$18,014	$16,319
04/21	$16,715	$18,853	$16,831
05/21	$17,004	$19,124	$16,881
06/21	$17,041	$19,409	$16,921
07/21	$17,536	$19,757	$17,239
08/21	$17,600	$20,249	$17,538
09/21	$17,128	$19,408	$16,891
10/21	$17,794	$20,507	$17,716
11/21	$17,630	$20,058	$17,263
12/21	$18,816	$20,915	$18,480
01/22	$18,360	$19,808	$17,937
02/22	$18,303	$19,307	$17,829
03/22	$19,120	$19,837	$19,059
04/22	$19,316	$18,189	$18,638
05/22	$19,397	$18,203	$18,954
06/22	$18,738	$16,626	$17,988
07/22	$19,425	$17,946	$19,043
08/22	$18,953	$17,196	$18,620
09/22	$16,935	$15,598	$16,647
10/22	$17,956	$16,718	$17,234
11/22	$19,440	$17,880	$18,360
12/22	$18,572	$17,121	$17,718
01/23	$19,435	$18,332	$18,232
02/23	$19,069	$17,891	$17,511
03/23	$19,410	$18,444	$17,823
04/23	$19,871	$18,768	$18,183
05/23	$19,568	$18,580	$17,298
06/23	$19,794	$19,704	$17,789
07/23	$20,113	$20,366	$17,974
08/23	$19,276	$19,879	$17,309
09/23	$18,653	$19,022	$16,512
10/23	$18,772	$18,470	$16,583
11/23	$20,021	$20,202	$18,010
12/23	$20,595	$21,193	$18,482
01/24	$20,608	$21,448	$18,062
02/24	$20,770	$22,357	$18,186
03/24	$21,283	$23,075	$18,741
04/24	$20,644	$22,218	$18,156
05/24	$21,025	$23,210	$18,938
06/24	$20,419	$23,683	$18,647
07/24	$21,918	$24,100	$19,888
08/24	$22,259	$24,737	$20,502
09/24	$22,424	$25,190	$20,975
10/24	$21,942	$24,690	$20,710
11/24	$22,548	$25,823	$21,533
12/24	$21,976	$25,150	$20,324
01/25	$22,468	$26,038	$20,670
02/25	$23,031	$25,850	$21,264
03/25	$23,400	$24,700	$21,706
04/25	$24,429	$24,919	$21,972
05/25	$25,176	$26,394	$22,235
06/25	$25,471	$27,533	$22,378

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	24.75%	10.89%	9.80%
MSCI World Index	16.26%	14.55%	10.66%
MSCI World Core Infrastructure (USD) Index	20.01%	8.96%	8.39%

AssetsNet	$ 10,222,847,031
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 41,143,426
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$10,222,847,031
# of Portfolio Holdings	30
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,143,426

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Utilities	54.9%
Industrials	33.6%
Real Estate	3.1%
Communication Services	1.9%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.1%
Ferrovial SE	7.8%
Snam SpA	7.2%
Vinci SA	4.9%
Terna - Rete Elettrica Nazionale	4.9%
CSX Corp.	4.8%
Italgas SpA	4.6%
Severn Trent PLC	4.6%
United Utilities Group PLC	4.5%
Norfolk Southern Corp.	4.4%

C000082232
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Open Shares
Trading Symbol	GLFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.21%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
06/15	$10,000	$10,000	$10,000
07/15	$10,378	$10,179	$10,308
08/15	$10,032	$9,506	$9,781
09/15	$10,253	$9,155	$9,554
10/15	$10,637	$9,881	$10,099
11/15	$10,755	$9,832	$9,905
12/15	$10,566	$9,659	$9,618
01/16	$10,534	$9,081	$9,596
02/16	$10,574	$9,013	$9,581
03/16	$11,086	$9,625	$10,037
04/16	$11,188	$9,777	$10,149
05/16	$10,936	$9,832	$10,264
06/16	$10,900	$9,722	$10,655
07/16	$11,224	$10,133	$10,885
08/16	$11,177	$10,141	$10,624
09/16	$11,225	$10,195	$10,836
10/16	$11,019	$9,998	$10,667
11/16	$11,050	$10,142	$10,469
12/16	$11,517	$10,384	$10,797
01/17	$11,509	$10,635	$10,831
02/17	$12,077	$10,930	$11,195
03/17	$12,719	$11,046	$11,451
04/17	$13,060	$11,210	$11,633
05/17	$13,726	$11,447	$12,064
06/17	$13,345	$11,491	$11,888
07/17	$13,450	$11,766	$11,915
08/17	$13,861	$11,783	$12,202
09/17	$13,869	$12,047	$12,034
10/17	$13,927	$12,275	$12,324
11/17	$14,102	$12,541	$12,587
12/17	$13,875	$12,710	$12,419
01/18	$13,581	$13,381	$12,269
02/18	$12,887	$12,827	$11,726
03/18	$13,078	$12,547	$11,915
04/18	$13,781	$12,692	$12,211
05/18	$13,573	$12,771	$12,391
06/18	$13,921	$12,765	$12,726
07/18	$14,243	$13,164	$12,972
08/18	$13,919	$13,327	$12,855
09/18	$13,901	$13,401	$12,839
10/18	$13,856	$12,417	$12,566
11/18	$13,792	$12,558	$13,034
12/18	$13,323	$11,603	$12,483
01/19	$14,092	$12,506	$13,487
02/19	$14,446	$12,882	$13,930
03/19	$14,575	$13,051	$14,467
04/19	$14,962	$13,514	$14,610
05/19	$14,714	$12,734	$14,591
06/19	$15,229	$13,573	$14,940
07/19	$15,318	$13,640	$15,013
08/19	$15,312	$13,361	$15,240
09/19	$15,669	$13,646	$15,470
10/19	$15,944	$13,993	$15,453
11/19	$15,791	$14,383	$15,404
12/19	$16,246	$14,814	$15,869
01/20	$16,781	$14,723	$16,382
02/20	$15,773	$13,479	$15,198
03/20	$13,626	$11,695	$13,254
04/20	$14,554	$12,973	$14,191
05/20	$15,075	$13,599	$14,890
06/20	$14,999	$13,959	$14,574
07/20	$14,809	$14,627	$14,753
08/20	$14,820	$15,604	$14,851
09/20	$14,747	$15,066	$14,778
10/20	$14,441	$14,604	$14,455
11/20	$15,613	$16,471	$15,517
12/20	$15,486	$17,169	$15,438
01/21	$14,948	$16,999	$15,290
02/21	$15,032	$17,434	$15,147
03/21	$16,026	$18,014	$16,319
04/21	$16,470	$18,853	$16,831
05/21	$16,755	$19,124	$16,881
06/21	$16,792	$19,409	$16,921
07/21	$17,268	$19,757	$17,239
08/21	$17,332	$20,249	$17,538
09/21	$16,857	$19,408	$16,891
10/21	$17,512	$20,507	$17,716
11/21	$17,351	$20,058	$17,263
12/21	$18,516	$20,915	$18,480
01/22	$18,067	$19,808	$17,937
02/22	$18,011	$19,307	$17,829
03/22	$18,803	$19,837	$19,059
04/22	$18,985	$18,189	$18,638
05/22	$19,064	$18,203	$18,954
06/22	$18,416	$16,626	$17,988
07/22	$19,091	$17,946	$19,043
08/22	$18,616	$17,196	$18,620
09/22	$16,622	$15,598	$16,647
10/22	$17,636	$16,718	$17,234
11/22	$19,082	$17,880	$18,360
12/22	$18,228	$17,121	$17,718
01/23	$19,074	$18,332	$18,232
02/23	$18,715	$17,891	$17,511
03/23	$19,038	$18,444	$17,823
04/23	$19,490	$18,768	$18,183
05/23	$19,180	$18,580	$17,298
06/23	$19,402	$19,704	$17,789
07/23	$19,714	$20,366	$17,974
08/23	$18,882	$19,879	$17,309
09/23	$18,273	$19,022	$16,512
10/23	$18,390	$18,470	$16,583
11/23	$19,612	$20,202	$18,010
12/23	$20,159	$21,193	$18,482
01/24	$20,173	$21,448	$18,062
02/24	$20,318	$22,357	$18,186
03/24	$20,820	$23,075	$18,741
04/24	$20,182	$22,218	$18,156
05/24	$20,567	$23,210	$18,938
06/24	$19,962	$23,683	$18,647
07/24	$21,427	$24,100	$19,888
08/24	$21,760	$24,737	$20,502
09/24	$21,921	$25,190	$20,975
10/24	$21,423	$24,690	$20,710
11/24	$22,015	$25,823	$21,533
12/24	$21,455	$25,150	$20,324
01/25	$21,935	$26,038	$20,670
02/25	$22,470	$25,850	$21,264
03/25	$22,844	$24,700	$21,706
04/25	$23,847	$24,919	$21,972
05/25	$24,562	$26,394	$22,235
06/25	$24,848	$27,533	$22,378

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	24.47%	10.62%	9.53%
MSCI World Index	16.26%	14.55%	10.66%
MSCI World Core Infrastructure (USD) Index	20.01%	8.96%	8.39%

AssetsNet	$ 10,222,847,031
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 41,143,426
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$10,222,847,031
# of Portfolio Holdings	30
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,143,426

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Utilities	54.9%
Industrials	33.6%
Real Estate	3.1%
Communication Services	1.9%
Other (includes short-term investments)	6.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	8.1%
Ferrovial SE	7.8%
Snam SpA	7.2%
Vinci SA	4.9%
Terna - Rete Elettrica Nazionale	4.9%
CSX Corp.	4.8%
Italgas SpA	4.6%
Severn Trent PLC	4.6%
United Utilities Group PLC	4.5%
Norfolk Southern Corp.	4.4%

C000058929
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Institutional Shares
Trading Symbol	LCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$52	1.02%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
06/15	$10,000	$10,000	$10,000
07/15	$10,050	$10,179	$10,135
08/15	$9,664	$9,506	$9,726
09/15	$9,430	$9,155	$9,542
10/15	$9,918	$9,881	$9,997
11/15	$9,897	$9,832	$9,956
12/15	$9,678	$9,659	$9,836
01/16	$9,274	$9,081	$9,537
02/16	$9,161	$9,013	$9,524
03/16	$9,553	$9,625	$9,934
04/16	$9,719	$9,777	$10,044
05/16	$9,698	$9,832	$10,079
06/16	$9,750	$9,722	$10,082
07/16	$10,101	$10,133	$10,363
08/16	$10,184	$10,141	$10,364
09/16	$10,226	$10,195	$10,395
10/16	$10,060	$9,998	$10,243
11/16	$10,101	$10,142	$10,233
12/16	$10,196	$10,384	$10,387
01/17	$10,448	$10,635	$10,546
02/17	$10,637	$10,930	$10,751
03/17	$10,658	$11,046	$10,818
04/17	$10,774	$11,210	$10,948
05/17	$10,879	$11,447	$11,121
06/17	$11,068	$11,491	$11,142
07/17	$11,300	$11,766	$11,321
08/17	$11,258	$11,783	$11,371
09/17	$11,604	$12,047	$11,504
10/17	$11,773	$12,275	$11,637
11/17	$11,846	$12,541	$11,783
12/17	$12,005	$12,710	$11,901
01/18	$12,514	$13,381	$12,224
02/18	$11,993	$12,827	$11,868
03/18	$11,733	$12,547	$11,740
04/18	$11,812	$12,692	$11,786
05/18	$11,801	$12,771	$11,864
06/18	$11,699	$12,765	$11,855
07/18	$11,959	$13,164	$12,078
08/18	$12,081	$13,327	$12,200
09/18	$12,012	$13,401	$12,210
10/18	$11,147	$12,417	$11,634
11/18	$11,262	$12,558	$11,740
12/18	$10,477	$11,603	$11,307
01/19	$11,125	$12,506	$11,883
02/19	$11,365	$12,882	$12,100
03/19	$11,436	$13,051	$12,287
04/19	$11,676	$13,514	$12,550
05/19	$11,329	$12,734	$12,197
06/19	$11,640	$13,573	$12,733
07/19	$11,760	$13,640	$12,782
08/19	$11,616	$13,361	$12,758
09/19	$11,676	$13,646	$12,890
10/19	$11,772	$13,993	$13,102
11/19	$11,916	$14,383	$13,320
12/19	$12,065	$14,814	$13,561
01/20	$12,078	$14,723	$13,616
02/20	$11,601	$13,479	$13,032
03/20	$10,623	$11,695	$12,019
04/20	$11,442	$12,973	$12,892
05/20	$11,894	$13,599	$13,301
06/20	$12,065	$13,959	$13,554
07/20	$12,383	$14,627	$14,024
08/20	$12,640	$15,604	$14,549
09/20	$12,468	$15,066	$14,232
10/20	$12,212	$14,604	$13,945
11/20	$12,970	$16,471	$15,059
12/20	$13,208	$17,169	$15,463
01/21	$13,121	$16,999	$15,326
02/21	$13,346	$17,434	$15,473
03/21	$13,708	$18,014	$15,711
04/21	$14,070	$18,853	$16,199
05/21	$14,244	$19,124	$16,362
06/21	$14,269	$19,409	$16,556
07/21	$14,394	$19,757	$16,808
08/21	$14,719	$20,249	$17,047
09/21	$14,145	$19,408	$16,559
10/21	$14,744	$20,507	$17,119
11/21	$14,382	$20,058	$16,909
12/21	$14,919	$20,915	$17,331
01/22	$14,177	$19,808	$16,631
02/22	$13,942	$19,307	$16,307
03/22	$14,072	$19,837	$16,384
04/22	$13,382	$18,189	$15,318
05/22	$13,304	$18,203	$15,366
06/22	$12,613	$16,626	$14,485
07/22	$13,108	$17,946	$15,317
08/22	$12,839	$17,196	$14,757
09/22	$12,159	$15,598	$13,672
10/22	$12,652	$16,718	$14,190
11/22	$13,026	$17,880	$15,000
12/22	$12,692	$17,121	$14,575
01/23	$13,083	$18,332	$15,373
02/23	$12,719	$17,891	$14,993
03/23	$12,988	$18,444	$15,424
04/23	$13,123	$18,768	$15,624
05/23	$12,800	$18,580	$15,462
06/23	$13,218	$19,704	$16,004
07/23	$13,609	$20,366	$16,322
08/23	$13,231	$19,879	$16,044
09/23	$12,732	$19,022	$15,465
10/23	$12,422	$18,470	$15,098
11/23	$13,312	$20,202	$16,218
12/23	$13,997	$21,193	$16,946
01/24	$14,067	$21,448	$17,049
02/24	$14,526	$22,357	$17,390
03/24	$14,887	$23,075	$17,796
04/24	$14,178	$22,218	$17,220
05/24	$14,706	$23,210	$17,796
06/24	$15,040	$23,683	$18,082
07/24	$15,179	$24,100	$18,293
08/24	$15,465	$24,737	$18,688
09/24	$15,724	$25,190	$18,994
10/24	$15,480	$24,690	$18,579
11/24	$16,211	$25,823	$19,170
12/24	$15,718	$25,150	$18,743
01/25	$16,181	$26,038	$19,180
02/25	$16,165	$25,850	$19,262
03/25	$15,610	$24,700	$18,750
04/25	$15,518	$24,919	$18,880
05/25	$16,150	$26,394	$19,497
06/25	$16,720	$27,533	$20,131

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	11.17%	6.74%	5.27%
MSCI World Index	16.26%	14.55%	10.66%
Global Asset Allocation Blended Index	11.33%	8.23%	7.25%

AssetsNet	$ 29,867,033
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 43,835
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$29,867,033
# of Portfolio Holdings	13
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$43,835

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Equity Funds	62.3%
Fixed Income	22.7%
Commodity	2.5%
Other (includes short-term investments)	12.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	16.7%
Vanguard S&P 500 Growth ETF	13.7%
iShares 20+ Year Treasury Bond ETF	12.9%
Vanguard S&P 500 Value ETF	11.0%
iShares 1-3 Year Treasury Bond ETF	6.3%
iShares MSCI Japan ETF	6.0%
Invesco QQQ Trust	5.8%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR EURO STOXX 50 ETF	4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5%

C000058930
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Open Shares
Trading Symbol	LCAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.27%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
06/15	$10,000	$10,000	$10,000
07/15	$10,050	$10,179	$10,135
08/15	$9,663	$9,506	$9,726
09/15	$9,429	$9,155	$9,542
10/15	$9,918	$9,881	$9,997
11/15	$9,846	$9,832	$9,956
12/15	$9,616	$9,659	$9,836
01/16	$9,223	$9,081	$9,537
02/16	$9,099	$9,013	$9,524
03/16	$9,492	$9,625	$9,934
04/16	$9,657	$9,777	$10,044
05/16	$9,636	$9,832	$10,079
06/16	$9,688	$9,722	$10,082
07/16	$10,029	$10,133	$10,363
08/16	$10,101	$10,141	$10,364
09/16	$10,153	$10,195	$10,395
10/16	$9,977	$9,998	$10,243
11/16	$10,019	$10,142	$10,233
12/16	$10,104	$10,384	$10,387
01/17	$10,356	$10,635	$10,546
02/17	$10,544	$10,930	$10,751
03/17	$10,555	$11,046	$10,818
04/17	$10,670	$11,210	$10,948
05/17	$10,774	$11,447	$11,121
06/17	$10,952	$11,491	$11,142
07/17	$11,183	$11,766	$11,321
08/17	$11,141	$11,783	$11,371
09/17	$11,476	$12,047	$11,504
10/17	$11,644	$12,275	$11,637
11/17	$11,717	$12,541	$11,783
12/17	$11,870	$12,710	$11,901
01/18	$12,365	$13,381	$12,224
02/18	$11,848	$12,827	$11,868
03/18	$11,589	$12,547	$11,740
04/18	$11,668	$12,692	$11,786
05/18	$11,645	$12,771	$11,864
06/18	$11,544	$12,765	$11,855
07/18	$11,803	$13,164	$12,078
08/18	$11,912	$13,327	$12,200
09/18	$11,855	$13,401	$12,210
10/18	$10,984	$12,417	$11,634
11/18	$11,099	$12,558	$11,740
12/18	$10,322	$11,603	$11,307
01/19	$10,963	$12,506	$11,883
02/19	$11,201	$12,882	$12,100
03/19	$11,260	$13,051	$12,287
04/19	$11,498	$13,514	$12,550
05/19	$11,141	$12,734	$12,197
06/19	$11,462	$13,573	$12,733
07/19	$11,569	$13,640	$12,782
08/19	$11,414	$13,361	$12,758
09/19	$11,486	$13,646	$12,890
10/19	$11,569	$13,993	$13,102
11/19	$11,711	$14,383	$13,320
12/19	$11,860	$14,814	$13,561
01/20	$11,873	$14,723	$13,616
02/20	$11,389	$13,479	$13,032
03/20	$10,423	$11,695	$12,019
04/20	$11,232	$12,973	$12,892
05/20	$11,667	$13,599	$13,301
06/20	$11,836	$13,959	$13,554
07/20	$12,150	$14,627	$14,024
08/20	$12,392	$15,604	$14,549
09/20	$12,223	$15,066	$14,232
10/20	$11,969	$14,604	$13,945
11/20	$12,718	$16,471	$15,059
12/20	$12,957	$17,169	$15,463
01/21	$12,859	$16,999	$15,326
02/21	$13,068	$17,434	$15,473
03/21	$13,425	$18,014	$15,711
04/21	$13,782	$18,853	$16,199
05/21	$13,954	$19,124	$16,362
06/21	$13,979	$19,409	$16,556
07/21	$14,089	$19,757	$16,808
08/21	$14,397	$20,249	$17,047
09/21	$13,843	$19,408	$16,559
10/21	$14,422	$20,507	$17,119
11/21	$14,065	$20,058	$16,909
12/21	$14,583	$20,915	$17,331
01/22	$13,865	$19,808	$16,631
02/22	$13,635	$19,307	$16,307
03/22	$13,750	$19,837	$16,384
04/22	$13,071	$18,189	$15,318
05/22	$12,994	$18,203	$15,366
06/22	$12,315	$16,626	$14,485
07/22	$12,802	$17,946	$15,317
08/22	$12,537	$17,196	$14,757
09/22	$11,868	$15,598	$13,672
10/22	$12,341	$16,718	$14,190
11/22	$12,708	$17,880	$15,000
12/22	$12,387	$17,121	$14,575
01/23	$12,758	$18,332	$15,373
02/23	$12,400	$17,891	$14,993
03/23	$12,652	$18,444	$15,424
04/23	$12,784	$18,768	$15,624
05/23	$12,466	$18,580	$15,462
06/23	$12,877	$19,704	$16,004
07/23	$13,260	$20,366	$16,322
08/23	$12,877	$19,879	$16,044
09/23	$12,387	$19,022	$15,465
10/23	$12,083	$18,470	$15,098
11/23	$12,956	$20,202	$16,218
12/23	$13,607	$21,193	$16,946
01/24	$13,675	$21,448	$17,049
02/24	$14,138	$22,357	$17,390
03/24	$14,478	$23,075	$17,796
04/24	$13,771	$22,218	$17,220
05/24	$14,288	$23,210	$17,796
06/24	$14,614	$23,683	$18,082
07/24	$14,750	$24,100	$18,293
08/24	$15,031	$24,737	$18,688
09/24	$15,270	$25,190	$18,994
10/24	$15,031	$24,690	$18,579
11/24	$15,734	$25,823	$19,170
12/24	$15,255	$25,150	$18,743
01/25	$15,692	$26,038	$19,180
02/25	$15,676	$25,850	$19,262
03/25	$15,134	$24,700	$18,750
04/25	$15,044	$24,919	$18,880
05/25	$15,646	$26,394	$19,497
06/25	$16,204	$27,533	$20,131

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	10.87%	6.48%	4.94%
MSCI World Index	16.26%	14.55%	10.66%
Global Asset Allocation Blended Index	11.33%	8.23%	7.25%

AssetsNet	$ 29,867,033
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 43,835
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$29,867,033
# of Portfolio Holdings	13
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$43,835

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Equity Funds	62.3%
Fixed Income	22.7%
Commodity	2.5%
Other (includes short-term investments)	12.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	16.7%
Vanguard S&P 500 Growth ETF	13.7%
iShares 20+ Year Treasury Bond ETF	12.9%
Vanguard S&P 500 Value ETF	11.0%
iShares 1-3 Year Treasury Bond ETF	6.3%
iShares MSCI Japan ETF	6.0%
Invesco QQQ Trust	5.8%
iShares MSCI USA Momentum Factor ETF	5.1%
SPDR EURO STOXX 50 ETF	4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5%

C000240316
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Institutional Shares
Trading Symbol	CONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
11/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,000	$10,000
02/23	$10,370	$9,754	$9,871
03/23	$10,433	$9,983	$9,806
04/23	$10,282	$10,044	$9,670
05/23	$10,373	$9,940	$9,755
06/23	$10,909	$9,925	$10,260
07/23	$11,151	$9,934	$10,541
08/23	$10,778	$9,875	$10,268
09/23	$10,466	$9,639	$10,001
10/23	$9,970	$9,494	$9,561
11/23	$10,516	$9,921	$10,059
12/23	$11,062	$10,298	$10,668
01/24	$10,927	$10,273	$10,544
02/24	$10,938	$10,150	$10,671
03/24	$11,116	$10,250	$10,918
04/24	$10,740	$10,010	$10,538
05/24	$10,886	$10,176	$10,795
06/24	$11,077	$10,269	$10,895
07/24	$11,182	$10,502	$11,105
08/24	$11,350	$10,657	$11,251
09/24	$11,506	$10,803	$11,469
10/24	$11,485	$10,558	$11,565
11/24	$12,161	$10,669	$12,348
12/24	$11,644	$10,508	$11,856
01/25	$11,983	$10,571	$12,172
02/25	$11,622	$10,790	$11,929
03/25	$11,345	$10,787	$11,603
04/25	$11,550	$10,825	$11,759
05/25	$11,904	$10,770	$12,142
06/25	$12,393	$10,938	$12,633

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/30/22
Institutional Shares	11.89%	8.97%
US Universal Index	6.51%	4.93%
ICE BofA US Convertible Index	15.95%	12.30%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 15,882,787
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$15,882,787
# of Portfolio Holdings	102
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	27.6%
Consumer Staples	14.4%
Communication Services	13.2%
Financials	12.0%
Utilities	10.7%
Consumer Discretionary	8.3%
Industrials	8.3%
Energy	1.2%
Materials	1.1%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MicroStrategy, Inc. 0.625% due 03/15/30	3.1%
Bank of America Corp.	2.9%
Boeing Co.	2.7%
NextEra Energy Capital Holdings, Inc. 3.000% due 03/01/27	2.6%
Southern Co. 3.875% due 12/15/25	2.3%
PG&E Corp. 4.250% due 12/01/27	2.2%
Uber Technologies, Inc. 0.000% due 12/15/25	2.1%
Live Nation Entertainment, Inc. 2.875% due 01/15/30	1.9%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%
MicroStrategy, Inc. 0.000% due 12/01/29	1.9%

C000240317
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Open Shares
Trading Symbol	CONOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$51	1.00%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US Convertible Index
11/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
01/23	$10,630	$10,000	$10,000
02/23	$10,360	$9,754	$9,871
03/23	$10,427	$9,983	$9,806
04/23	$10,276	$10,044	$9,670
05/23	$10,367	$9,940	$9,755
06/23	$10,906	$9,925	$10,260
07/23	$11,138	$9,934	$10,541
08/23	$10,765	$9,875	$10,268
09/23	$10,447	$9,639	$10,001
10/23	$9,952	$9,494	$9,561
11/23	$10,487	$9,921	$10,059
12/23	$11,035	$10,298	$10,668
01/24	$10,900	$10,273	$10,544
02/24	$10,910	$10,150	$10,671
03/24	$11,081	$10,250	$10,918
04/24	$10,706	$10,010	$10,538
05/24	$10,852	$10,176	$10,795
06/24	$11,035	$10,269	$10,895
07/24	$11,140	$10,502	$11,105
08/24	$11,297	$10,657	$11,251
09/24	$11,455	$10,803	$11,469
10/24	$11,434	$10,558	$11,565
11/24	$12,108	$10,669	$12,348
12/24	$11,595	$10,508	$11,856
01/25	$11,923	$10,571	$12,172
02/25	$11,563	$10,790	$11,929
03/25	$11,281	$10,787	$11,603
04/25	$11,484	$10,825	$11,759
05/25	$11,836	$10,770	$12,142
06/25	$12,326	$10,938	$12,633

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 12/30/22
Open Shares	11.70%	8.73%
US Universal Index	6.51%	4.93%
ICE BofA US Convertible Index	15.95%	12.30%

Performance Inception Date	Dec. 30, 2022
AssetsNet	$ 15,882,787
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$15,882,787
# of Portfolio Holdings	102
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	27.6%
Consumer Staples	14.4%
Communication Services	13.2%
Financials	12.0%
Utilities	10.7%
Consumer Discretionary	8.3%
Industrials	8.3%
Energy	1.2%
Materials	1.1%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

MicroStrategy, Inc. 0.625% due 03/15/30	3.1%
Bank of America Corp.	2.9%
Boeing Co.	2.7%
NextEra Energy Capital Holdings, Inc. 3.000% due 03/01/27	2.6%
Southern Co. 3.875% due 12/15/25	2.3%
PG&E Corp. 4.250% due 12/01/27	2.2%
Uber Technologies, Inc. 0.000% due 12/15/25	2.1%
Live Nation Entertainment, Inc. 2.875% due 01/15/30	1.9%
ON Semiconductor Corp. 0.500% due 03/01/29	1.9%
MicroStrategy, Inc. 0.000% due 12/01/29	1.9%

C000028367
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Institutional Shares
Trading Symbol	LEVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.86%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,280	$10,210
08/15	$9,670	$9,594
09/15	$9,641	$9,356
10/15	$10,330	$10,145
11/15	$10,201	$10,176
12/15	$10,308	$10,015
01/16	$9,742	$9,518
02/16	$9,861	$9,505
03/16	$10,435	$10,150
04/16	$10,353	$10,189
05/16	$10,576	$10,372
06/16	$10,554	$10,399
07/16	$11,270	$10,783
08/16	$11,290	$10,798
09/16	$11,349	$10,800
10/16	$10,856	$10,603
11/16	$10,960	$10,996
12/16	$11,068	$11,213
01/17	$11,326	$11,426
02/17	$11,647	$11,879
03/17	$11,740	$11,893
04/17	$11,951	$12,015
05/17	$12,037	$12,184
06/17	$11,920	$12,260
07/17	$11,998	$12,512
08/17	$12,053	$12,551
09/17	$12,108	$12,810
10/17	$12,420	$13,109
11/17	$12,647	$13,511
12/17	$12,783	$13,661
01/18	$13,443	$14,443
02/18	$13,100	$13,911
03/18	$12,833	$13,557
04/18	$12,641	$13,609
05/18	$13,009	$13,937
06/18	$13,117	$14,023
07/18	$13,393	$14,544
08/18	$13,753	$15,018
09/18	$13,761	$15,104
10/18	$12,695	$14,072
11/18	$13,139	$14,358
12/18	$12,007	$13,062
01/19	$12,948	$14,109
02/19	$13,535	$14,562
03/19	$13,889	$14,845
04/19	$14,308	$15,446
05/19	$13,544	$14,464
06/19	$14,606	$15,483
07/19	$15,109	$15,706
08/19	$14,960	$15,457
09/19	$15,100	$15,746
10/19	$15,044	$16,087
11/19	$15,324	$16,671
12/19	$15,816	$17,175
01/20	$16,107	$17,168
02/20	$14,680	$15,755
03/20	$12,595	$13,809
04/20	$13,975	$15,579
05/20	$14,717	$16,321
06/20	$14,652	$16,646
07/20	$15,102	$17,584
08/20	$15,863	$18,848
09/20	$15,647	$18,132
10/20	$15,365	$17,650
11/20	$16,887	$19,582
12/20	$17,237	$20,335
01/21	$16,960	$20,129
02/21	$17,915	$20,684
03/21	$18,774	$21,590
04/21	$19,977	$22,743
05/21	$19,729	$22,901
06/21	$19,968	$23,436
07/21	$20,483	$23,993
08/21	$20,869	$24,722
09/21	$20,010	$23,572
10/21	$20,985	$25,224
11/21	$20,551	$25,049
12/21	$21,722	$26,172
01/22	$20,454	$24,817
02/22	$19,848	$24,074
03/22	$20,454	$24,968
04/22	$19,351	$22,791
05/22	$19,054	$22,833
06/22	$17,587	$20,948
07/22	$19,241	$22,880
08/22	$18,087	$21,947
09/22	$16,379	$19,925
10/22	$17,323	$21,538
11/22	$18,267	$22,742
12/22	$17,402	$21,432
01/23	$18,887	$22,778
02/23	$18,255	$22,223
03/23	$18,934	$23,039
04/23	$18,969	$23,398
05/23	$18,688	$23,500
06/23	$19,869	$25,053
07/23	$19,928	$25,857
08/23	$19,193	$25,446
09/23	$18,221	$24,233
10/23	$17,460	$23,723
11/23	$19,193	$25,890
12/23	$20,239	$27,066
01/24	$19,907	$27,521
02/24	$20,357	$28,990
03/24	$20,950	$29,923
04/24	$19,694	$28,701
05/24	$20,049	$30,124
06/24	$20,855	$31,205
07/24	$21,282	$31,584
08/24	$22,585	$32,351
09/24	$22,988	$33,042
10/24	$22,893	$32,742
11/24	$23,462	$34,664
12/24	$22,400	$33,838
01/25	$24,119	$34,780
02/25	$22,400	$34,326
03/25	$19,421	$32,392
04/25	$19,078	$32,172
05/25	$19,908	$34,197
06/25	$21,401	$35,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	2.62%	7.87%	7.91%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 41,207,173
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 84,351
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

C000028366
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Open Shares
Trading Symbol	LEVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.11%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,286	$10,210
08/15	$9,671	$9,594
09/15	$9,642	$9,356
10/15	$10,329	$10,145
11/15	$10,193	$10,176
12/15	$10,301	$10,015
01/16	$9,731	$9,518
02/16	$9,850	$9,505
03/16	$10,420	$10,150
04/16	$10,338	$10,189
05/16	$10,560	$10,372
06/16	$10,531	$10,399
07/16	$11,241	$10,783
08/16	$11,261	$10,798
09/16	$11,313	$10,800
10/16	$10,830	$10,603
11/16	$10,927	$10,996
12/16	$11,028	$11,213
01/17	$11,284	$11,426
02/17	$11,601	$11,879
03/17	$11,686	$11,893
04/17	$11,903	$12,015
05/17	$11,980	$12,184
06/17	$11,864	$12,260
07/17	$11,942	$12,512
08/17	$11,996	$12,551
09/17	$12,042	$12,810
10/17	$12,344	$13,109
11/17	$12,569	$13,511
12/17	$12,706	$13,661
01/18	$13,349	$14,443
02/18	$13,020	$13,911
03/18	$12,739	$13,557
04/18	$12,550	$13,609
05/18	$12,912	$13,937
06/18	$13,020	$14,023
07/18	$13,292	$14,544
08/18	$13,638	$15,018
09/18	$13,655	$15,104
10/18	$12,587	$14,072
11/18	$13,024	$14,358
12/18	$11,899	$13,062
01/19	$12,833	$14,109
02/19	$13,401	$14,562
03/19	$13,759	$14,845
04/19	$14,171	$15,446
05/19	$13,401	$14,464
06/19	$14,455	$15,483
07/19	$14,949	$15,706
08/19	$14,803	$15,457
09/19	$14,940	$15,746
10/19	$14,867	$16,087
11/19	$15,151	$16,671
12/19	$15,638	$17,175
01/20	$15,914	$17,168
02/20	$14,505	$15,755
03/20	$12,442	$13,809
04/20	$13,796	$15,579
05/20	$14,523	$16,321
06/20	$14,459	$16,646
07/20	$14,901	$17,584
08/20	$15,647	$18,848
09/20	$15,435	$18,132
10/20	$15,150	$17,650
11/20	$16,651	$19,582
12/20	$16,987	$20,335
01/21	$16,716	$20,129
02/21	$17,650	$20,684
03/21	$18,499	$21,590
04/21	$19,676	$22,743
05/21	$19,424	$22,901
06/21	$19,648	$23,436
07/21	$20,162	$23,993
08/21	$20,530	$24,722
09/21	$19,689	$23,572
10/21	$20,643	$25,224
11/21	$20,209	$25,049
12/21	$21,355	$26,172
01/22	$20,099	$24,817
02/22	$19,508	$24,074
03/22	$20,088	$24,968
04/22	$19,014	$22,791
05/22	$18,713	$22,833
06/22	$17,263	$20,948
07/22	$18,885	$22,880
08/22	$17,750	$21,947
09/22	$16,064	$19,925
10/22	$16,994	$21,538
11/22	$17,914	$22,742
12/22	$17,069	$21,432
01/23	$18,511	$22,778
02/23	$17,898	$22,223
03/23	$18,556	$23,039
04/23	$18,579	$23,398
05/23	$18,295	$23,500
06/23	$19,453	$25,053
07/23	$19,510	$25,857
08/23	$18,785	$25,446
09/23	$17,830	$24,233
10/23	$17,091	$23,723
11/23	$18,772	$25,890
12/23	$19,803	$27,066
01/24	$19,462	$27,521
02/24	$19,916	$28,990
03/24	$20,485	$29,923
04/24	$19,257	$28,701
05/24	$19,598	$30,124
06/24	$20,371	$31,205
07/24	$20,780	$31,584
08/24	$22,053	$32,351
09/24	$22,440	$33,042
10/24	$22,326	$32,742
11/24	$22,895	$34,664
12/24	$21,858	$33,838
01/25	$23,568	$34,780
02/25	$21,858	$34,326
03/25	$18,972	$32,392
04/25	$18,598	$32,172
05/25	$19,399	$34,197
06/25	$20,863	$35,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	2.41%	7.61%	7.63%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 41,207,173
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 84,351
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

C000134188
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	R6 Shares
Trading Symbol	RLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
11/16	$1,000,000	$1,000,000
11/16	$992,552	$1,000,000
12/16	$1,001,730	$1,019,766
01/17	$1,025,042	$1,039,107
02/17	$1,054,713	$1,080,366
03/17	$1,062,484	$1,081,625
04/17	$1,082,264	$1,092,734
05/17	$1,089,328	$1,108,112
06/17	$1,079,438	$1,115,029
07/17	$1,086,502	$1,137,957
08/17	$1,091,457	$1,141,440
09/17	$1,096,402	$1,164,986
10/17	$1,123,953	$1,192,171
11/17	$1,144,440	$1,228,735
12/17	$1,157,203	$1,242,397
01/18	$1,216,798	$1,313,529
02/18	$1,185,869	$1,265,116
03/18	$1,161,729	$1,232,966
04/18	$1,144,378	$1,237,697
05/18	$1,177,570	$1,267,503
06/18	$1,187,377	$1,275,305
07/18	$1,212,271	$1,322,764
08/18	$1,244,808	$1,365,866
09/18	$1,246,349	$1,373,638
10/18	$1,149,290	$1,279,750
11/18	$1,189,346	$1,305,828
12/18	$1,086,833	$1,187,924
01/19	$1,172,635	$1,283,119
02/19	$1,224,790	$1,324,318
03/19	$1,257,596	$1,350,052
04/19	$1,295,451	$1,404,715
05/19	$1,225,631	$1,315,449
06/19	$1,322,369	$1,408,156
07/19	$1,367,794	$1,428,394
08/19	$1,354,335	$1,405,769
09/19	$1,366,953	$1,432,071
10/19	$1,361,064	$1,463,089
11/19	$1,387,142	$1,516,198
12/19	$1,432,332	$1,561,960
01/20	$1,458,621	$1,561,351
02/20	$1,328,872	$1,432,820
03/20	$1,139,760	$1,255,853
04/20	$1,265,269	$1,416,840
05/20	$1,331,416	$1,484,325
06/20	$1,326,328	$1,513,844
07/20	$1,367,033	$1,599,209
08/20	$1,435,726	$1,714,162
09/20	$1,416,221	$1,649,029
10/20	$1,390,780	$1,605,181
11/20	$1,528,162	$1,780,891
12/20	$1,559,742	$1,849,363
01/21	$1,535,600	$1,830,692
02/21	$1,620,959	$1,881,164
03/21	$1,699,421	$1,963,551
04/21	$1,808,059	$2,068,344
05/21	$1,785,642	$2,082,790
06/21	$1,807,197	$2,131,412
07/21	$1,853,757	$2,182,044
08/21	$1,888,587	$2,248,390
09/21	$1,811,858	$2,143,818
10/21	$1,899,922	$2,294,018
11/21	$1,859,814	$2,278,123
12/21	$1,966,253	$2,380,220
01/22	$1,850,826	$2,257,050
02/22	$1,797,092	$2,189,471
03/22	$1,850,826	$2,270,765
04/22	$1,752,314	$2,072,750
05/22	$1,724,452	$2,076,553
06/22	$1,592,108	$1,905,146
07/22	$1,741,368	$2,080,809
08/22	$1,637,244	$1,995,950
09/22	$1,482,040	$1,812,126
10/22	$1,568,264	$1,958,838
11/22	$1,653,474	$2,068,306
12/22	$1,575,212	$1,949,141
01/23	$1,709,206	$2,071,613
02/23	$1,652,232	$2,021,068
03/23	$1,719,756	$2,095,270
04/23	$1,722,922	$2,127,974
05/23	$1,696,545	$2,137,224
06/23	$1,804,162	$2,278,441
07/23	$1,809,437	$2,351,636
08/23	$1,743,124	$2,314,194
09/23	$1,655,554	$2,203,859
10/23	$1,585,734	$2,157,519
11/23	$1,743,124	$2,354,555
12/23	$1,838,806	$2,461,524
01/24	$1,806,919	$2,502,888
02/24	$1,849,435	$2,636,532
03/24	$1,902,580	$2,721,361
04/24	$1,815,423	$2,610,208
05/24	$1,849,435	$2,739,634
06/24	$1,923,838	$2,837,938
07/24	$1,964,228	$2,872,483
08/24	$2,083,272	$2,942,160
09/24	$2,119,410	$3,004,996
10/24	$2,110,907	$2,977,745
11/24	$2,166,178	$3,152,542
12/24	$2,068,044	$3,077,391
01/25	$2,226,363	$3,163,088
02/25	$2,063,096	$3,121,816
03/25	$1,795,933	$2,945,919
04/25	$1,756,353	$2,925,943
05/25	$1,836,749	$3,110,116
06/25	$1,973,893	$3,268,273

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	2.60%	8.28%	8.20%
S&P 500 Index	15.16%	16.64%	14.84%

Performance Inception Date	Nov. 15, 2016
AssetsNet	$ 41,207,173
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 84,351
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,207,173
# of Portfolio Holdings	21
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$84,351

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	32.4%
Consumer Discretionary	20.6%
Financials	16.4%
Health Care	10.3%
Communication Services	9.1%
Industrials	6.5%
Consumer Staples	3.0%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.0%
Amazon.com, Inc.	10.8%
Microsoft Corp.	7.9%
DigitalOcean Holdings, Inc.	7.1%
Coherent Corp.	6.4%
First Watch Restaurant Group, Inc.	5.1%
First American Financial Corp.	4.8%
Thor Industries, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Co.	4.7%

C000028365
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Institutional Shares
Trading Symbol	LZUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,105	$10,210
08/15	$9,473	$9,594
09/15	$9,223	$9,356
10/15	$9,860	$10,145
11/15	$9,739	$10,176
12/15	$9,541	$10,015
01/16	$8,984	$9,518
02/16	$8,941	$9,505
03/16	$9,575	$10,150
04/16	$9,515	$10,189
05/16	$9,732	$10,372
06/16	$9,593	$10,399
07/16	$10,062	$10,783
08/16	$10,169	$10,798
09/16	$10,222	$10,800
10/16	$9,927	$10,603
11/16	$10,276	$10,996
12/16	$10,466	$11,213
01/17	$10,682	$11,426
02/17	$11,024	$11,879
03/17	$11,078	$11,893
04/17	$11,213	$12,015
05/17	$11,276	$12,184
06/17	$11,294	$12,260
07/17	$11,483	$12,512
08/17	$11,483	$12,551
09/17	$11,760	$12,810
10/17	$11,935	$13,109
11/17	$12,222	$13,511
12/17	$12,368	$13,661
01/18	$13,084	$14,443
02/18	$12,676	$13,911
03/18	$12,408	$13,557
04/18	$12,418	$13,609
05/18	$12,706	$13,937
06/18	$12,726	$14,023
07/18	$13,253	$14,544
08/18	$13,675	$15,018
09/18	$13,777	$15,104
10/18	$12,880	$14,072
11/18	$13,145	$14,358
12/18	$11,982	$13,062
01/19	$12,814	$14,109
02/19	$13,352	$14,562
03/19	$13,563	$14,845
04/19	$14,079	$15,446
05/19	$13,317	$14,464
06/19	$14,207	$15,483
07/19	$14,500	$15,706
08/19	$14,336	$15,457
09/19	$14,571	$15,746
10/19	$14,793	$16,087
11/19	$15,297	$16,671
12/19	$15,777	$17,175
01/20	$16,026	$17,168
02/20	$14,662	$15,755
03/20	$12,616	$13,809
04/20	$14,269	$15,579
05/20	$14,964	$16,321
06/20	$15,055	$16,646
07/20	$15,790	$17,584
08/20	$16,910	$18,848
09/20	$16,431	$18,132
10/20	$16,046	$17,650
11/20	$17,775	$19,582
12/20	$18,504	$20,335
01/21	$18,158	$20,129
02/21	$18,920	$20,684
03/21	$19,902	$21,590
04/21	$21,176	$22,743
05/21	$21,314	$22,901
06/21	$21,605	$23,436
07/21	$22,283	$23,993
08/21	$22,770	$24,722
09/21	$21,907	$23,572
10/21	$23,378	$25,224
11/21	$22,614	$25,049
12/21	$23,566	$26,172
01/22	$22,247	$24,817
02/22	$21,880	$24,074
03/22	$22,496	$24,968
04/22	$20,868	$22,791
05/22	$20,590	$22,833
06/22	$19,299	$20,948
07/22	$20,971	$22,880
08/22	$20,009	$21,947
09/22	$18,214	$19,925
10/22	$19,582	$21,538
11/22	$20,730	$22,742
12/22	$19,573	$21,432
01/23	$20,658	$22,778
02/23	$19,875	$22,223
03/23	$20,477	$23,039
04/23	$20,779	$23,398
05/23	$20,764	$23,500
06/23	$21,818	$25,053
07/23	$22,376	$25,857
08/23	$21,924	$25,446
09/23	$20,975	$24,233
10/23	$20,583	$23,723
11/23	$22,451	$25,890
12/23	$23,443	$27,066
01/24	$23,672	$27,521
02/24	$24,693	$28,990
03/24	$25,180	$29,923
04/24	$24,281	$28,701
05/24	$25,012	$30,124
06/24	$25,652	$31,205
07/24	$26,383	$31,584
08/24	$26,691	$32,351
09/24	$26,905	$33,042
10/24	$26,356	$32,742
11/24	$27,592	$34,664
12/24	$26,756	$33,838
01/25	$27,843	$34,780
02/25	$27,145	$34,326
03/25	$25,716	$32,392
04/25	$25,343	$32,172
05/25	$26,691	$34,197
06/25	$27,843	$35,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	8.54%	13.09%	10.78%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 77,210,662
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 185,783
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

C000028364
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Open Shares
Trading Symbol	LZUOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$48	0.95%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
06/15	$10,000	$10,000
07/15	$10,096	$10,210
08/15	$9,458	$9,594
09/15	$9,217	$9,356
10/15	$9,844	$10,145
11/15	$9,724	$10,176
12/15	$9,520	$10,015
01/16	$8,966	$9,518
02/16	$8,923	$9,505
03/16	$9,546	$10,150
04/16	$9,485	$10,189
05/16	$9,701	$10,372
06/16	$9,563	$10,399
07/16	$10,021	$10,783
08/16	$10,127	$10,798
09/16	$10,180	$10,800
10/16	$9,878	$10,603
11/16	$10,224	$10,996
12/16	$10,420	$11,213
01/17	$10,625	$11,426
02/17	$10,964	$11,879
03/17	$11,009	$11,893
04/17	$11,143	$12,015
05/17	$11,205	$12,184
06/17	$11,223	$12,260
07/17	$11,402	$12,512
08/17	$11,401	$12,551
09/17	$11,676	$12,810
10/17	$11,850	$13,109
11/17	$12,125	$13,511
12/17	$12,269	$13,661
01/18	$12,977	$14,443
02/18	$12,564	$13,911
03/18	$12,299	$13,557
04/18	$12,309	$13,609
05/18	$12,584	$13,937
06/18	$12,614	$14,023
07/18	$13,125	$14,544
08/18	$13,531	$15,018
09/18	$13,642	$15,104
10/18	$12,746	$14,072
11/18	$13,008	$14,358
12/18	$11,852	$13,062
01/19	$12,671	$14,109
02/19	$13,201	$14,562
03/19	$13,409	$14,845
04/19	$13,905	$15,446
05/19	$13,155	$14,464
06/19	$14,031	$15,483
07/19	$14,320	$15,706
08/19	$14,147	$15,457
09/19	$14,377	$15,746
10/19	$14,585	$16,087
11/19	$15,092	$16,671
12/19	$15,556	$17,175
01/20	$15,800	$17,168
02/20	$14,449	$15,755
03/20	$12,429	$13,809
04/20	$14,050	$15,579
05/20	$14,732	$16,321
06/20	$14,835	$16,646
07/20	$15,543	$17,584
08/20	$16,642	$18,848
09/20	$16,173	$18,132
10/20	$15,794	$17,650
11/20	$17,491	$19,582
12/20	$18,213	$20,335
01/21	$17,861	$20,129
02/21	$18,606	$20,684
03/21	$19,554	$21,590
04/21	$20,813	$22,743
05/21	$20,949	$22,901
06/21	$21,233	$23,436
07/21	$21,883	$23,993
08/21	$22,360	$24,722
09/21	$21,501	$23,572
10/21	$22,955	$25,224
11/21	$22,193	$25,049
12/21	$23,123	$26,172
01/22	$21,821	$24,817
02/22	$21,449	$24,074
03/22	$22,064	$24,968
04/22	$20,462	$22,791
05/22	$20,190	$22,833
06/22	$18,902	$20,948
07/22	$20,548	$22,880
08/22	$19,595	$21,947
09/22	$17,843	$19,925
10/22	$19,164	$21,538
11/22	$20,284	$22,742
12/22	$19,150	$21,432
01/23	$20,220	$22,778
02/23	$19,443	$22,223
03/23	$20,030	$23,039
04/23	$20,323	$23,398
05/23	$20,294	$23,500
06/23	$21,320	$25,053
07/23	$21,863	$25,857
08/23	$21,423	$25,446
09/23	$20,484	$24,233
10/23	$20,103	$23,723
11/23	$21,921	$25,890
12/23	$22,889	$27,066
01/24	$23,111	$27,521
02/24	$24,087	$28,990
03/24	$24,560	$29,923
04/24	$23,673	$28,701
05/24	$24,397	$30,124
06/24	$25,018	$31,205
07/24	$25,728	$31,584
08/24	$26,012	$32,351
09/24	$26,220	$33,042
10/24	$25,687	$32,742
11/24	$26,872	$34,664
12/24	$26,054	$33,838
01/25	$27,107	$34,780
02/25	$26,431	$34,326
03/25	$25,033	$32,392
04/25	$24,640	$32,172
05/25	$25,960	$34,197
06/25	$27,075	$35,936

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	8.22%	12.79%	10.47%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 77,210,662
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 185,783
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

C000134187
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	R6 Shares
Trading Symbol	RLUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	S&P 500 Index
06/15	$1,000,000	$1,000,000
07/15	$1,010,475	$1,020,951
08/15	$947,323	$959,353
09/15	$922,330	$935,616
10/15	$986,022	$1,014,539
11/15	$973,929	$1,017,556
12/15	$953,759	$1,001,507
01/16	$898,935	$951,808
02/16	$894,584	$950,524
03/16	$957,240	$1,015,006
04/16	$954,629	$1,018,941
05/16	$973,774	$1,037,239
06/16	$959,850	$1,039,927
07/16	$1,006,842	$1,078,268
08/16	$1,017,453	$1,079,782
09/16	$1,022,813	$1,079,986
10/16	$993,335	$1,060,286
11/16	$1,028,173	$1,099,553
12/16	$1,047,333	$1,121,287
01/17	$1,068,946	$1,142,553
02/17	$1,104,067	$1,187,920
03/17	$1,108,570	$1,189,305
04/17	$1,122,078	$1,201,519
05/17	$1,129,282	$1,218,428
06/17	$1,130,183	$1,226,033
07/17	$1,149,094	$1,251,244
08/17	$1,149,057	$1,255,074
09/17	$1,176,790	$1,280,964
10/17	$1,194,354	$1,310,855
11/17	$1,223,011	$1,351,059
12/17	$1,237,570	$1,366,082
01/18	$1,309,256	$1,444,295
02/18	$1,268,435	$1,391,063
03/18	$1,241,553	$1,355,712
04/18	$1,243,544	$1,360,914
05/18	$1,271,422	$1,393,687
06/18	$1,274,409	$1,402,265
07/18	$1,327,177	$1,454,449
08/18	$1,368,330	$1,501,842
09/18	$1,379,538	$1,510,388
10/18	$1,288,859	$1,407,153
11/18	$1,315,349	$1,435,828
12/18	$1,198,797	$1,306,186
01/19	$1,281,998	$1,410,858
02/19	$1,337,074	$1,456,158
03/19	$1,358,168	$1,484,454
04/19	$1,408,557	$1,544,559
05/19	$1,333,559	$1,446,406
06/19	$1,422,619	$1,548,343
07/19	$1,451,915	$1,570,596
08/19	$1,434,337	$1,545,718
09/19	$1,458,946	$1,574,638
10/19	$1,480,039	$1,608,745
11/19	$1,530,429	$1,667,141
12/19	$1,579,593	$1,717,458
01/20	$1,604,520	$1,716,788
02/20	$1,466,765	$1,575,462
03/20	$1,262,100	$1,380,877
04/20	$1,427,406	$1,557,892
05/20	$1,496,940	$1,632,094
06/20	$1,507,436	$1,664,552
07/20	$1,579,593	$1,758,416
08/20	$1,691,678	$1,884,813
09/20	$1,643,763	$1,813,195
10/20	$1,606,495	$1,764,982
11/20	$1,779,523	$1,958,184
12/20	$1,852,520	$2,033,473
01/21	$1,817,906	$2,012,943
02/21	$1,894,056	$2,068,440
03/21	$1,990,974	$2,159,029
04/21	$2,118,352	$2,274,255
05/21	$2,133,582	$2,290,139
06/21	$2,162,658	$2,343,602
07/21	$2,230,500	$2,399,274
08/21	$2,279,225	$2,472,225
09/21	$2,192,869	$2,357,243
10/21	$2,340,099	$2,522,395
11/21	$2,262,237	$2,504,918
12/21	$2,358,916	$2,617,178
01/22	$2,226,887	$2,481,747
02/22	$2,188,745	$2,407,440
03/22	$2,251,826	$2,496,827
04/22	$2,088,990	$2,279,099
05/22	$2,061,118	$2,283,280
06/22	$1,930,556	$2,094,810
07/22	$2,099,259	$2,287,961
08/22	$2,003,015	$2,194,653
09/22	$1,823,465	$1,992,529
10/22	$1,958,864	$2,153,847
11/22	$2,075,130	$2,274,212
12/22	$1,957,950	$2,143,185
01/23	$2,067,981	$2,277,849
02/23	$1,989,602	$2,222,272
03/23	$2,049,893	$2,303,861
04/23	$2,080,039	$2,339,821
05/23	$2,077,024	$2,349,991
06/23	$2,182,534	$2,505,268
07/23	$2,238,303	$2,585,749
08/23	$2,193,084	$2,544,580
09/23	$2,099,633	$2,423,260
10/23	$2,060,444	$2,372,307
11/23	$2,247,346	$2,588,959
12/23	$2,345,075	$2,706,577
01/24	$2,369,455	$2,752,059
02/24	$2,471,547	$2,899,007
03/24	$2,518,784	$2,992,281
04/24	$2,428,882	$2,870,063
05/24	$2,503,546	$3,012,374
06/24	$2,567,544	$3,120,464
07/24	$2,640,685	$3,158,448
08/24	$2,671,500	$3,235,061
09/24	$2,692,872	$3,304,153
10/24	$2,637,916	$3,274,189
11/24	$2,761,568	$3,466,388
12/24	$2,677,911	$3,383,755
01/25	$2,786,717	$3,477,984
02/25	$2,716,886	$3,432,603
03/25	$2,573,978	$3,239,195
04/25	$2,535,003	$3,217,231
05/25	$2,671,416	$3,419,738
06/25	$2,786,717	$3,593,641

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	8.54%	13.08%	10.79%
S&P 500 Index	15.16%	16.64%	13.65%

AssetsNet	$ 77,210,662
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 185,783
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$77,210,662
# of Portfolio Holdings	33
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$185,783

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	29.1%
Financials	20.9%
Industrials	12.6%
Health Care	10.8%
Consumer Discretionary	9.8%
Communication Services	4.4%
Consumer Staples	2.5%
Real Estate	2.4%
Energy	2.2%
Materials	1.6%
Other (includes short-term investments)	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.5%
Amazon.com, Inc.	6.7%
Apple, Inc.	6.3%
Intercontinental Exchange, Inc.	5.2%
Alphabet, Inc., Class A	4.4%
Broadcom, Inc.	3.9%
Visa, Inc., A Shares	3.7%
Danaher Corp.	3.7%
Marsh & McLennan Cos., Inc.	3.5%
Waste Management, Inc.	3.3%

C000028363
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	LZHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
06/15	$10,000	$10,000	$10,000
07/15	$10,020	$10,058	$9,938
08/15	$9,897	$10,029	$9,763
09/15	$9,692	$10,068	$9,510
10/15	$10,000	$10,100	$9,769
11/15	$9,855	$10,063	$9,550
12/15	$9,688	$10,013	$9,304
01/16	$9,666	$10,123	$9,157
02/16	$9,748	$10,195	$9,199
03/16	$9,978	$10,320	$9,606
04/16	$10,166	$10,391	$9,990
05/16	$10,164	$10,399	$10,062
06/16	$10,247	$10,582	$10,171
07/16	$10,417	$10,669	$10,428
08/16	$10,565	$10,681	$10,660
09/16	$10,585	$10,683	$10,729
10/16	$10,582	$10,612	$10,762
11/16	$10,537	$10,374	$10,720
12/16	$10,665	$10,404	$10,931
01/17	$10,729	$10,441	$11,078
02/17	$10,838	$10,522	$11,250
03/17	$10,814	$10,518	$11,227
04/17	$10,944	$10,605	$11,354
05/17	$11,008	$10,687	$11,455
06/17	$11,005	$10,678	$11,468
07/17	$11,091	$10,731	$11,600
08/17	$11,110	$10,824	$11,597
09/17	$11,174	$10,786	$11,701
10/17	$11,193	$10,799	$11,746
11/17	$11,189	$10,783	$11,715
12/17	$11,208	$10,830	$11,749
01/18	$11,204	$10,726	$11,824
02/18	$11,086	$10,624	$11,714
03/18	$11,035	$10,678	$11,642
04/18	$11,055	$10,606	$11,719
05/18	$11,027	$10,664	$11,717
06/18	$11,047	$10,649	$11,758
07/18	$11,137	$10,671	$11,889
08/18	$11,228	$10,724	$11,975
09/18	$11,271	$10,678	$12,045
10/18	$11,101	$10,588	$11,848
11/18	$11,073	$10,636	$11,740
12/18	$10,902	$10,802	$11,483
01/19	$11,379	$10,951	$12,010
02/19	$11,545	$10,963	$12,213
03/19	$11,662	$11,161	$12,333
04/19	$11,780	$11,177	$12,505
05/19	$11,654	$11,348	$12,346
06/19	$11,944	$11,509	$12,649
07/19	$11,988	$11,543	$12,714
08/19	$12,082	$11,804	$12,763
09/19	$12,126	$11,753	$12,804
10/19	$12,170	$11,791	$12,833
11/19	$12,238	$11,789	$12,868
12/19	$12,356	$11,806	$13,137
01/20	$12,374	$12,018	$13,138
02/20	$12,191	$12,198	$12,934
03/20	$11,146	$11,960	$11,413
04/20	$11,571	$12,199	$11,847
05/20	$12,023	$12,313	$12,389
06/20	$12,015	$12,416	$12,510
07/20	$12,494	$12,634	$13,107
08/20	$12,589	$12,561	$13,236
09/20	$12,451	$12,539	$13,098
10/20	$12,494	$12,494	$13,160
11/20	$12,842	$12,657	$13,687
12/20	$12,969	$12,701	$13,948
01/21	$12,971	$12,621	$14,001
02/21	$12,961	$12,458	$14,050
03/21	$12,976	$12,313	$14,074
04/21	$13,063	$12,416	$14,228
05/21	$13,091	$12,464	$14,269
06/21	$13,211	$12,555	$14,464
07/21	$13,270	$12,681	$14,515
08/21	$13,329	$12,672	$14,595
09/21	$13,301	$12,564	$14,600
10/21	$13,232	$12,554	$14,574
11/21	$13,109	$12,569	$14,424
12/21	$13,339	$12,560	$14,696
01/22	$12,951	$12,285	$14,292
02/22	$12,862	$12,118	$14,163
03/22	$12,711	$11,792	$14,032
04/22	$12,258	$11,353	$13,522
05/22	$12,429	$11,415	$13,556
06/22	$11,698	$11,187	$12,633
07/22	$12,416	$11,468	$13,394
08/22	$11,989	$11,170	$13,073
09/22	$11,524	$10,689	$12,547
10/22	$11,855	$10,572	$12,904
11/22	$12,067	$10,966	$13,146
12/22	$11,991	$10,929	$13,047
01/23	$12,346	$11,268	$13,557
02/23	$12,127	$10,991	$13,382
03/23	$12,393	$11,249	$13,532
04/23	$12,466	$11,317	$13,663
05/23	$12,331	$11,200	$13,533
06/23	$12,434	$11,182	$13,753
07/23	$12,552	$11,194	$13,949
08/23	$12,527	$11,126	$13,989
09/23	$12,327	$10,861	$13,826
10/23	$12,279	$10,698	$13,655
11/23	$12,850	$11,179	$14,276
12/23	$13,268	$11,603	$14,803
01/24	$13,258	$11,575	$14,806
02/24	$13,198	$11,437	$14,849
03/24	$13,350	$11,549	$15,026
04/24	$13,209	$11,279	$14,876
05/24	$13,330	$11,466	$15,045
06/24	$13,493	$11,571	$15,190
07/24	$13,703	$11,833	$15,488
08/24	$13,915	$12,008	$15,735
09/24	$14,066	$12,172	$15,992
10/24	$13,936	$11,896	$15,904
11/24	$14,085	$12,021	$16,086
12/24	$13,972	$11,840	$16,017
01/25	$14,193	$11,911	$16,238
02/25	$14,291	$12,157	$16,344
03/25	$14,161	$12,154	$16,168
04/25	$14,213	$12,197	$16,169
05/25	$14,503	$12,136	$16,440
06/25	$14,770	$12,325	$16,746

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	9.47%	4.22%	3.98%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofA US High Yield Index	10.24%	6.01%	5.29%

AssetsNet	$ 124,043,928
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 196,171
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

C000028362
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Open Shares
Trading Symbol	LZHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$41	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US High Yield Index
06/15	$10,000	$10,000	$10,000
07/15	$10,018	$10,058	$9,938
08/15	$9,913	$10,029	$9,763
09/15	$9,707	$10,068	$9,510
10/15	$9,991	$10,100	$9,769
11/15	$9,844	$10,063	$9,550
12/15	$9,676	$10,013	$9,304
01/16	$9,651	$10,123	$9,157
02/16	$9,752	$10,195	$9,199
03/16	$9,957	$10,320	$9,606
04/16	$10,163	$10,391	$9,990
05/16	$10,158	$10,399	$10,062
06/16	$10,218	$10,582	$10,171
07/16	$10,384	$10,669	$10,428
08/16	$10,528	$10,681	$10,660
09/16	$10,567	$10,683	$10,729
10/16	$10,540	$10,612	$10,762
11/16	$10,492	$10,374	$10,720
12/16	$10,618	$10,404	$10,931
01/17	$10,679	$10,441	$11,078
02/17	$10,784	$10,522	$11,250
03/17	$10,780	$10,518	$11,227
04/17	$10,885	$10,605	$11,354
05/17	$10,945	$10,687	$11,455
06/17	$10,962	$10,678	$11,468
07/17	$11,022	$10,731	$11,600
08/17	$11,038	$10,824	$11,597
09/17	$11,099	$10,786	$11,701
10/17	$11,138	$10,799	$11,746
11/17	$11,109	$10,783	$11,715
12/17	$11,125	$10,830	$11,749
01/18	$11,118	$10,726	$11,824
02/18	$10,999	$10,624	$11,714
03/18	$10,947	$10,678	$11,642
04/18	$10,963	$10,606	$11,719
05/18	$10,934	$10,664	$11,717
06/18	$10,951	$10,649	$11,758
07/18	$11,037	$10,671	$11,889
08/18	$11,124	$10,724	$11,975
09/18	$11,164	$10,678	$12,045
10/18	$10,994	$10,588	$11,848
11/18	$10,963	$10,636	$11,740
12/18	$10,816	$10,802	$11,483
01/19	$11,260	$10,951	$12,010
02/19	$11,421	$10,963	$12,213
03/19	$11,533	$11,161	$12,333
04/19	$11,647	$11,177	$12,505
05/19	$11,544	$11,348	$12,346
06/19	$11,803	$11,509	$12,649
07/19	$11,843	$11,543	$12,714
08/19	$11,933	$11,804	$12,763
09/19	$11,998	$11,753	$12,804
10/19	$12,039	$11,791	$12,833
11/19	$12,080	$11,789	$12,868
12/19	$12,194	$11,806	$13,137
01/20	$12,214	$12,018	$13,138
02/20	$12,051	$12,198	$12,934
03/20	$10,998	$11,960	$11,413
04/20	$11,413	$12,199	$11,847
05/20	$11,854	$12,313	$12,389
06/20	$11,845	$12,416	$12,510
07/20	$12,313	$12,634	$13,107
08/20	$12,403	$12,561	$13,236
09/20	$12,290	$12,539	$13,098
10/20	$12,330	$12,494	$13,160
11/20	$12,650	$12,657	$13,687
12/20	$12,779	$12,701	$13,948
01/21	$12,772	$12,621	$14,001
02/21	$12,759	$12,458	$14,050
03/21	$12,772	$12,313	$14,074
04/21	$12,861	$12,416	$14,228
05/21	$12,886	$12,464	$14,269
06/21	$13,001	$12,555	$14,464
07/21	$13,050	$12,681	$14,515
08/21	$13,105	$12,672	$14,595
09/21	$13,075	$12,564	$14,600
10/21	$13,004	$12,554	$14,574
11/21	$12,882	$12,569	$14,424
12/21	$13,104	$12,560	$14,696
01/22	$12,723	$12,285	$14,292
02/22	$12,633	$12,118	$14,163
03/22	$12,483	$11,792	$14,032
04/22	$12,038	$11,353	$13,522
05/22	$12,196	$11,415	$13,556
06/22	$11,479	$11,187	$12,633
07/22	$12,179	$11,468	$13,394
08/22	$11,759	$11,170	$13,073
09/22	$11,296	$10,689	$12,547
10/22	$11,624	$10,572	$12,904
11/22	$11,828	$10,966	$13,146
12/22	$11,751	$10,929	$13,047
01/23	$12,096	$11,268	$13,557
02/23	$11,874	$10,991	$13,382
03/23	$12,137	$11,249	$13,532
04/23	$12,206	$11,317	$13,663
05/23	$12,073	$11,200	$13,533
06/23	$12,171	$11,182	$13,753
07/23	$12,283	$11,194	$13,949
08/23	$12,249	$11,126	$13,989
09/23	$12,059	$10,861	$13,826
10/23	$12,010	$10,698	$13,655
11/23	$12,563	$11,179	$14,276
12/23	$12,967	$11,603	$14,803
01/24	$12,955	$11,575	$14,806
02/24	$12,895	$11,437	$14,849
03/24	$13,047	$11,549	$15,026
04/24	$12,900	$11,279	$14,876
05/24	$13,015	$11,466	$15,045
06/24	$13,172	$11,571	$15,190
07/24	$13,374	$11,833	$15,488
08/24	$13,577	$12,008	$15,735
09/24	$13,721	$12,172	$15,992
10/24	$13,599	$11,896	$15,904
11/24	$13,735	$12,021	$16,086
12/24	$13,622	$11,840	$16,017
01/25	$13,834	$11,911	$16,238
02/25	$13,934	$12,157	$16,344
03/25	$13,798	$12,154	$16,168
04/25	$13,845	$12,197	$16,169
05/25	$14,124	$12,136	$16,440
06/25	$14,381	$12,325	$16,746

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	9.18%	3.96%	3.70%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofA US High Yield Index	10.24%	6.01%	5.29%

AssetsNet	$ 124,043,928
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 196,171
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

C000134186
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	R6 Shares
Trading Symbol	RLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$1,000,000	$1,000,000
12/16	$1,013,701	$1,002,971	$1,019,670
01/17	$1,021,846	$1,006,509	$1,033,362
02/17	$1,030,080	$1,014,275	$1,049,488
03/17	$1,029,885	$1,013,935	$1,047,286
04/17	$1,042,310	$1,022,348	$1,059,153
05/17	$1,046,276	$1,030,236	$1,068,613
06/17	$1,048,065	$1,029,363	$1,069,742
07/17	$1,056,266	$1,034,490	$1,082,080
08/17	$1,058,071	$1,043,415	$1,081,800
09/17	$1,064,202	$1,039,743	$1,091,519
10/17	$1,065,986	$1,040,991	$1,095,731
11/17	$1,065,603	$1,039,416	$1,092,791
12/17	$1,065,253	$1,043,998	$1,095,976
01/18	$1,064,884	$1,033,952	$1,103,004
02/18	$1,055,832	$1,024,148	$1,092,720
03/18	$1,051,002	$1,029,313	$1,085,975
04/18	$1,047,542	$1,022,445	$1,093,199
05/18	$1,025,661	$1,028,021	$1,093,034
06/18	$1,028,082	$1,026,530	$1,096,808
07/18	$1,034,920	$1,028,678	$1,109,064
08/18	$1,043,995	$1,033,746	$1,117,096
09/18	$1,046,397	$1,029,317	$1,123,586
10/18	$1,031,141	$1,020,706	$1,105,186
11/18	$1,028,805	$1,025,297	$1,095,158
12/18	$1,039,367	$1,041,338	$1,071,153
01/19	$1,056,950	$1,055,696	$1,120,351
02/19	$1,072,332	$1,056,847	$1,139,268
03/19	$1,083,201	$1,075,931	$1,150,431
04/19	$1,094,175	$1,077,437	$1,166,525
05/19	$1,084,720	$1,093,942	$1,151,698
06/19	$1,109,344	$1,109,415	$1,179,938
07/19	$1,115,710	$1,112,717	$1,185,980
08/19	$1,124,502	$1,137,895	$1,190,607
09/19	$1,128,632	$1,132,965	$1,194,382
10/19	$1,132,731	$1,136,625	$1,197,153
11/19	$1,136,790	$1,136,398	$1,200,422
12/19	$1,150,219	$1,138,092	$1,225,516
01/20	$1,149,561	$1,158,518	$1,225,565
02/20	$1,134,859	$1,175,865	$1,206,568
03/20	$1,035,720	$1,152,896	$1,064,688
04/20	$1,075,137	$1,175,990	$1,105,146
05/20	$1,117,023	$1,186,974	$1,155,695
06/20	$1,118,601	$1,196,878	$1,166,960
07/20	$1,162,650	$1,217,902	$1,222,717
08/20	$1,169,077	$1,210,879	$1,234,749
09/20	$1,158,592	$1,208,697	$1,221,877
10/20	$1,162,661	$1,204,377	$1,227,595
11/20	$1,194,230	$1,220,093	$1,276,732
12/20	$1,206,409	$1,224,306	$1,301,083
01/21	$1,205,981	$1,216,611	$1,306,062
02/21	$1,205,518	$1,200,913	$1,310,607
03/21	$1,206,894	$1,186,937	$1,312,839
04/21	$1,214,902	$1,196,918	$1,327,240
05/21	$1,217,442	$1,201,484	$1,331,071
06/21	$1,228,748	$1,210,243	$1,349,257
07/21	$1,233,564	$1,222,395	$1,354,060
08/21	$1,239,144	$1,221,579	$1,361,445
09/21	$1,236,542	$1,211,147	$1,361,901
10/21	$1,230,219	$1,210,157	$1,359,479
11/21	$1,218,850	$1,211,619	$1,345,547
12/21	$1,240,185	$1,210,802	$1,370,861
01/22	$1,204,424	$1,184,256	$1,333,177
02/22	$1,196,276	$1,168,110	$1,321,207
03/22	$1,182,474	$1,136,771	$1,308,982
04/22	$1,140,465	$1,094,373	$1,261,366
05/22	$1,156,530	$1,100,394	$1,264,524
06/22	$1,088,116	$1,078,405	$1,178,453
07/22	$1,155,474	$1,105,519	$1,249,430
08/22	$1,115,262	$1,076,779	$1,219,509
09/22	$1,072,229	$1,030,388	$1,170,462
10/22	$1,103,702	$1,019,082	$1,203,782
11/22	$1,122,754	$1,057,080	$1,226,316
12/22	$1,116,388	$1,053,490	$1,217,080
01/23	$1,149,420	$1,086,169	$1,264,662
02/23	$1,128,530	$1,059,480	$1,248,297
03/23	$1,153,847	$1,084,335	$1,262,348
04/23	$1,160,675	$1,090,959	$1,274,532
05/23	$1,147,507	$1,079,648	$1,262,431
06/23	$1,157,847	$1,077,970	$1,282,980
07/23	$1,168,825	$1,079,042	$1,301,250
08/23	$1,165,777	$1,072,544	$1,304,963
09/23	$1,147,195	$1,046,969	$1,289,786
10/23	$1,142,767	$1,031,225	$1,273,822
11/23	$1,195,759	$1,077,635	$1,331,758
12/23	$1,235,288	$1,118,525	$1,380,871
01/24	$1,234,356	$1,115,848	$1,381,127
02/24	$1,228,159	$1,102,469	$1,385,217
03/24	$1,242,930	$1,113,294	$1,401,718
04/24	$1,229,849	$1,087,278	$1,387,700
05/24	$1,241,070	$1,105,301	$1,403,446
06/24	$1,256,073	$1,115,405	$1,416,994
07/24	$1,274,947	$1,140,722	$1,444,801
08/24	$1,295,322	$1,157,515	$1,467,782
09/24	$1,309,337	$1,173,391	$1,491,768
10/24	$1,297,311	$1,146,740	$1,483,558
11/24	$1,310,509	$1,158,829	$1,500,547
12/24	$1,300,808	$1,141,328	$1,494,115
01/25	$1,321,336	$1,148,205	$1,514,747
02/25	$1,330,385	$1,171,945	$1,524,594
03/25	$1,318,389	$1,171,665	$1,508,229
04/25	$1,322,492	$1,175,804	$1,508,265
05/25	$1,350,181	$1,169,840	$1,533,629
06/25	$1,374,376	$1,188,066	$1,562,090

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	9.42%	4.20%	3.74%
US Universal Index	6.51%	(0.15%)	1.74%
ICE BofA US High Yield Index	10.24%	6.01%	5.33%

Performance Inception Date	Nov. 03, 2016
AssetsNet	$ 124,043,928
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 196,171
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$124,043,928
# of Portfolio Holdings	86
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$196,171

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Communication Services	21.1%
Consumer Discretionary	20.3%
Consumer Staples	15.8%
Energy	13.9%
Industrials	9.0%
Information Technology	6.0%
Financials	3.9%
Materials	3.6%
Utilities	3.3%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Bausch & Lomb Corp. 8.375% due 10/01/28	1.7%
DISH Network Corp. 11.750% due 11/15/27	1.7%
CoreWeave, Inc. 9.250% due 06/01/30	1.6%
Civitas Resources, Inc. 8.750% due 07/01/31	1.6%
Connect Finco SARL/Connect U.S. Finco LLC(United Kingdom) 9.000% due 09/15/29	1.6%
Terex Corp. 5.000% due 05/15/29	1.6%
Goodyear Tire & Rubber Co. 5.250% due 07/15/31	1.5%
Boyd Gaming Corp. 4.750% due 06/15/31	1.5%
Bombardier, Inc. 8.750% due 11/15/30	1.5%
Transocean, Inc. 8.750% due 02/15/30	1.5%

C000096533
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Institutional Shares
Trading Symbol	UMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$20	0.40%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
06/15	$10,000	$10,000	$10,000
07/15	$9,998	$10,058	$10,005
08/15	$9,997	$10,029	$10,001
09/15	$9,997	$10,068	$10,031
10/15	$9,996	$10,100	$10,021
11/15	$9,997	$10,063	$9,997
12/15	$9,977	$10,013	$9,987
01/16	$9,977	$10,123	$10,048
02/16	$9,978	$10,195	$10,060
03/16	$10,020	$10,320	$10,077
04/16	$10,030	$10,391	$10,081
05/16	$10,031	$10,399	$10,070
06/16	$10,072	$10,582	$10,131
07/16	$10,082	$10,669	$10,125
08/16	$10,073	$10,681	$10,108
09/16	$10,084	$10,683	$10,120
10/16	$10,095	$10,612	$10,113
11/16	$10,065	$10,374	$10,073
12/16	$10,076	$10,404	$10,076
01/17	$10,088	$10,441	$10,089
02/17	$10,100	$10,522	$10,099
03/17	$10,102	$10,518	$10,102
04/17	$10,113	$10,605	$10,116
05/17	$10,125	$10,687	$10,128
06/17	$10,127	$10,678	$10,120
07/17	$10,138	$10,731	$10,141
08/17	$10,161	$10,824	$10,161
09/17	$10,153	$10,786	$10,144
10/17	$10,154	$10,799	$10,138
11/17	$10,136	$10,783	$10,117
12/17	$10,149	$10,830	$10,119
01/18	$10,121	$10,726	$10,089
02/18	$10,115	$10,624	$10,086
03/18	$10,119	$10,678	$10,105
04/18	$10,125	$10,606	$10,090
05/18	$10,141	$10,664	$10,126
06/18	$10,148	$10,649	$10,128
07/18	$10,166	$10,671	$10,127
08/18	$10,194	$10,724	$10,160
09/18	$10,201	$10,678	$10,148
10/18	$10,210	$10,588	$10,163
11/18	$10,229	$10,636	$10,198
12/18	$10,259	$10,802	$10,279
01/19	$10,300	$10,951	$10,306
02/19	$10,309	$10,963	$10,317
03/19	$10,351	$11,161	$10,380
04/19	$10,371	$11,177	$10,401
05/19	$10,412	$11,348	$10,475
06/19	$10,453	$11,509	$10,529
07/19	$10,452	$11,543	$10,517
08/19	$10,493	$11,804	$10,601
09/19	$10,512	$11,753	$10,590
10/19	$10,540	$11,791	$10,625
11/19	$10,544	$11,789	$10,621
12/19	$10,559	$11,806	$10,644
01/20	$10,606	$12,018	$10,701
02/20	$10,663	$12,198	$10,794
03/20	$10,742	$11,960	$10,943
04/20	$10,788	$12,199	$10,947
05/20	$10,813	$12,313	$10,954
06/20	$10,824	$12,416	$10,957
07/20	$10,824	$12,634	$10,968
08/20	$10,822	$12,561	$10,965
09/20	$10,819	$12,539	$10,968
10/20	$10,816	$12,494	$10,964
11/20	$10,823	$12,657	$10,969
12/20	$10,818	$12,701	$10,974
01/21	$10,825	$12,621	$10,976
02/21	$10,820	$12,458	$10,967
03/21	$10,824	$12,313	$10,969
04/21	$10,816	$12,416	$10,974
05/21	$10,818	$12,464	$10,982
06/21	$10,819	$12,555	$10,965
07/21	$10,820	$12,681	$10,983
08/21	$10,809	$12,672	$10,983
09/21	$10,809	$12,564	$10,971
10/21	$10,798	$12,554	$10,938
11/21	$10,798	$12,569	$10,940
12/21	$10,776	$12,560	$10,913
01/22	$10,744	$12,285	$10,842
02/22	$10,715	$12,118	$10,801
03/22	$10,602	$11,792	$10,657
04/22	$10,547	$11,353	$10,607
05/22	$10,604	$11,415	$10,665
06/22	$10,539	$11,187	$10,604
07/22	$10,563	$11,468	$10,639
08/22	$10,511	$11,170	$10,563
09/22	$10,425	$10,689	$10,438
10/22	$10,417	$10,572	$10,428
11/22	$10,468	$10,966	$10,493
12/22	$10,487	$10,929	$10,515
01/23	$10,531	$11,268	$10,587
02/23	$10,507	$10,991	$10,510
03/23	$10,622	$11,249	$10,678
04/23	$10,651	$11,317	$10,706
05/23	$10,636	$11,200	$10,669
06/23	$10,594	$11,182	$10,617
07/23	$10,626	$11,194	$10,655
08/23	$10,661	$11,126	$10,697
09/23	$10,660	$10,861	$10,696
10/23	$10,686	$10,698	$10,732
11/23	$10,815	$11,179	$10,841
12/23	$10,934	$11,603	$10,962
01/24	$10,982	$11,575	$11,005
02/24	$10,936	$11,437	$10,959
03/24	$10,971	$11,549	$10,995
04/24	$10,936	$11,279	$10,959
05/24	$11,007	$11,466	$11,034
06/24	$11,078	$11,571	$11,098
07/24	$11,221	$11,833	$11,225
08/24	$11,329	$12,008	$11,326
09/24	$11,423	$12,172	$11,417
10/24	$11,338	$11,896	$11,350
11/24	$11,384	$12,021	$11,383
12/24	$11,394	$11,840	$11,410
01/25	$11,454	$11,911	$11,459
02/25	$11,525	$12,157	$11,538
03/25	$11,573	$12,154	$11,591
04/25	$11,656	$12,197	$11,683
05/25	$11,643	$12,136	$11,658
06/25	$11,727	$12,325	$11,728

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	5.85%	1.62%	1.61%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofAML 1-3 Year US Treasury Index	5.67%	1.37%	1.61%

AssetsNet	$ 31,486,343
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$31,486,343
# of Portfolio Holdings	26
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	51.2%
Financials	18.7%
Consumer Discretionary	6.9%
Mortgage-Backed Securities	4.4%
Industrials	3.8%
U.S. Government Securities	3.2%
Real Estate	2.3%
Communication Services	2.3%
Consumer Staples	2.1%
Energy	2.1%
Other (includes short-term investments)	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.250% due 01/15/28	26.3%
U.S. Treasury Notes 3.750% due 05/15/28	13.4%
U.S. Treasury Notes 3.875% due 03/15/28	7.6%
U.S. Treasury Notes 4.000% due 12/15/27	3.9%
JPMorgan Chase & Co. 1.045% (SOFR + 0.800%) due 11/19/26	3.3%
Bank of America Corp. 2.551% (SOFR + 1.050%) due 02/04/28	3.2%
Citigroup, Inc. 3.887% (SOFR + 1.825%) due 01/10/28	3.2%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.2%
American Honda Finance Corp. 5.250% due 07/07/26	2.6%
Goldman Sachs Group, Inc. 4.937% (SOFR + 1.319%) due 04/23/28	2.3%

C000096534
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Open Shares
Trading Symbol	UMNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$33	0.65%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofAML 1-3 Year US Treasury Index
06/15	$10,000	$10,000	$10,000
07/15	$10,006	$10,058	$10,005
08/15	$10,002	$10,029	$10,001
09/15	$9,999	$10,068	$10,031
10/15	$10,043	$10,100	$10,021
11/15	$10,096	$10,063	$9,997
12/15	$10,073	$10,013	$9,987
01/16	$10,081	$10,123	$10,048
02/16	$10,070	$10,195	$10,060
03/16	$10,109	$10,320	$10,077
04/16	$10,117	$10,391	$10,081
05/16	$10,125	$10,399	$10,070
06/16	$10,164	$10,582	$10,131
07/16	$10,162	$10,669	$10,125
08/16	$10,160	$10,681	$10,108
09/16	$10,169	$10,683	$10,120
10/16	$10,167	$10,612	$10,113
11/16	$10,135	$10,374	$10,073
12/16	$10,143	$10,404	$10,076
01/17	$10,152	$10,441	$10,089
02/17	$10,172	$10,522	$10,099
03/17	$10,172	$10,518	$10,102
04/17	$10,170	$10,605	$10,116
05/17	$10,179	$10,687	$10,128
06/17	$10,179	$10,678	$10,120
07/17	$10,198	$10,731	$10,141
08/17	$10,218	$10,824	$10,161
09/17	$10,197	$10,786	$10,144
10/17	$10,196	$10,799	$10,138
11/17	$10,175	$10,783	$10,117
12/17	$10,176	$10,830	$10,119
01/18	$10,155	$10,726	$10,089
02/18	$10,147	$10,624	$10,086
03/18	$10,148	$10,678	$10,105
04/18	$10,151	$10,606	$10,090
05/18	$10,165	$10,664	$10,126
06/18	$10,169	$10,649	$10,128
07/18	$10,184	$10,671	$10,127
08/18	$10,199	$10,724	$10,160
09/18	$10,204	$10,678	$10,148
10/18	$10,221	$10,588	$10,163
11/18	$10,227	$10,636	$10,198
12/18	$10,265	$10,802	$10,279
01/19	$10,292	$10,951	$10,306
02/19	$10,310	$10,963	$10,317
03/19	$10,349	$11,161	$10,380
04/19	$10,367	$11,177	$10,401
05/19	$10,405	$11,348	$10,475
06/19	$10,433	$11,509	$10,529
07/19	$10,439	$11,543	$10,517
08/19	$10,478	$11,804	$10,601
09/19	$10,494	$11,753	$10,590
10/19	$10,520	$11,791	$10,625
11/19	$10,523	$11,789	$10,621
12/19	$10,535	$11,806	$10,644
01/20	$10,569	$12,018	$10,701
02/20	$10,634	$12,198	$10,794
03/20	$10,711	$11,960	$10,943
04/20	$10,755	$12,199	$10,947
05/20	$10,766	$12,313	$10,954
06/20	$10,776	$12,416	$10,957
07/20	$10,784	$12,634	$10,968
08/20	$10,780	$12,561	$10,965
09/20	$10,775	$12,539	$10,968
10/20	$10,769	$12,494	$10,964
11/20	$10,774	$12,657	$10,969
12/20	$10,767	$12,701	$10,974
01/21	$10,771	$12,621	$10,976
02/21	$10,764	$12,458	$10,967
03/21	$10,755	$12,313	$10,969
04/21	$10,756	$12,416	$10,974
05/21	$10,756	$12,464	$10,982
06/21	$10,745	$12,555	$10,965
07/21	$10,745	$12,681	$10,983
08/21	$10,745	$12,672	$10,983
09/21	$10,735	$12,564	$10,971
10/21	$10,724	$12,554	$10,938
11/21	$10,724	$12,569	$10,940
12/21	$10,713	$12,560	$10,913
01/22	$10,670	$12,285	$10,842
02/22	$10,650	$12,118	$10,801
03/22	$10,536	$11,792	$10,657
04/22	$10,479	$11,353	$10,607
05/22	$10,534	$11,415	$10,665
06/22	$10,468	$11,187	$10,604
07/22	$10,489	$11,468	$10,639
08/22	$10,435	$11,170	$10,563
09/22	$10,348	$10,689	$10,438
10/22	$10,338	$10,572	$10,428
11/22	$10,386	$10,966	$10,493
12/22	$10,403	$10,929	$10,515
01/23	$10,444	$11,268	$10,587
02/23	$10,419	$10,991	$10,510
03/23	$10,530	$11,249	$10,678
04/23	$10,558	$11,317	$10,706
05/23	$10,529	$11,200	$10,669
06/23	$10,497	$11,182	$10,617
07/23	$10,526	$11,194	$10,655
08/23	$10,558	$11,126	$10,697
09/23	$10,555	$10,861	$10,696
10/23	$10,579	$10,698	$10,732
11/23	$10,704	$11,179	$10,841
12/23	$10,818	$11,603	$10,962
01/24	$10,863	$11,575	$11,005
02/24	$10,815	$11,437	$10,959
03/24	$10,847	$11,549	$10,995
04/24	$10,811	$11,279	$10,959
05/24	$10,890	$11,466	$11,034
06/24	$10,947	$11,571	$11,098
07/24	$11,097	$11,833	$11,225
08/24	$11,190	$12,008	$11,326
09/24	$11,280	$12,172	$11,417
10/24	$11,194	$11,896	$11,350
11/24	$11,237	$12,021	$11,383
12/24	$11,245	$11,840	$11,410
01/25	$11,302	$11,911	$11,459
02/25	$11,381	$12,157	$11,538
03/25	$11,415	$12,154	$11,591
04/25	$11,494	$12,197	$11,683
05/25	$11,491	$12,136	$11,658
06/25	$11,560	$12,325	$11,728

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	5.60%	1.41%	1.46%
US Universal Index	6.51%	(0.15%)	2.11%
ICE BofAML 1-3 Year US Treasury Index	5.67%	1.37%	1.61%

AssetsNet	$ 31,486,343
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$31,486,343
# of Portfolio Holdings	26
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

U.S. Treasury Securities	51.2%
Financials	18.7%
Consumer Discretionary	6.9%
Mortgage-Backed Securities	4.4%
Industrials	3.8%
U.S. Government Securities	3.2%
Real Estate	2.3%
Communication Services	2.3%
Consumer Staples	2.1%
Energy	2.1%
Other (includes short-term investments)	3.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.250% due 01/15/28	26.3%
U.S. Treasury Notes 3.750% due 05/15/28	13.4%
U.S. Treasury Notes 3.875% due 03/15/28	7.6%
U.S. Treasury Notes 4.000% due 12/15/27	3.9%
JPMorgan Chase & Co. 1.045% (SOFR + 0.800%) due 11/19/26	3.3%
Bank of America Corp. 2.551% (SOFR + 1.050%) due 02/04/28	3.2%
Citigroup, Inc. 3.887% (SOFR + 1.825%) due 01/10/28	3.2%
Federal Farm Credit Banks Funding Corp. 4.360% due 10/28/27	3.2%
American Honda Finance Corp. 5.250% due 07/07/26	2.6%
Goldman Sachs Group, Inc. 4.937% (SOFR + 1.319%) due 04/23/28	2.3%

C000028371
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.95%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,846	$10,167	$9,884
08/15	$9,266	$9,553	$9,263
09/15	$8,925	$9,275	$8,808
10/15	$9,321	$10,008	$9,304
11/15	$9,635	$10,063	$9,607
12/15	$9,210	$9,857	$9,125
01/16	$8,479	$9,300	$8,322
02/16	$8,594	$9,297	$8,322
03/16	$9,217	$9,952	$8,986
04/16	$9,231	$10,014	$9,127
05/16	$9,346	$10,193	$9,333
06/16	$9,210	$10,214	$9,327
07/16	$9,675	$10,619	$9,884
08/16	$9,788	$10,646	$10,059
09/16	$9,744	$10,663	$10,171
10/16	$9,554	$10,432	$9,687
11/16	$10,379	$10,899	$10,767
12/16	$10,702	$11,112	$11,069
01/17	$10,672	$11,321	$11,113
02/17	$10,901	$11,742	$11,327
03/17	$10,842	$11,750	$11,342
04/17	$10,820	$11,875	$11,466
05/17	$10,960	$11,996	$11,233
06/17	$11,174	$12,104	$11,621
07/17	$11,197	$12,333	$11,708
08/17	$11,102	$12,356	$11,559
09/17	$11,653	$12,658	$12,280
10/17	$11,827	$12,934	$12,385
11/17	$12,159	$13,327	$12,742
12/17	$12,222	$13,460	$12,690
01/18	$12,497	$14,169	$13,022
02/18	$11,971	$13,647	$12,518
03/18	$12,071	$13,373	$12,680
04/18	$12,280	$13,424	$12,789
05/18	$12,630	$13,803	$13,566
06/18	$12,730	$13,893	$13,663
07/18	$13,047	$14,354	$13,901
08/18	$13,376	$14,858	$14,500
09/18	$13,147	$14,883	$14,151
10/18	$11,620	$13,787	$12,614
11/18	$11,968	$14,063	$12,815
12/18	$10,600	$12,754	$11,293
01/19	$11,687	$13,849	$12,563
02/19	$12,196	$14,336	$13,216
03/19	$12,127	$14,545	$12,940
04/19	$12,734	$15,126	$13,379
05/19	$11,970	$14,147	$12,339
06/19	$12,881	$15,141	$13,211
07/19	$12,998	$15,366	$13,287
08/19	$12,636	$15,053	$12,631
09/19	$13,106	$15,317	$12,894
10/19	$13,380	$15,647	$13,233
11/19	$13,517	$16,242	$13,778
12/19	$13,780	$16,711	$14,175
01/20	$13,507	$16,692	$13,721
02/20	$12,426	$15,326	$12,566
03/20	$9,486	$13,218	$9,835
04/20	$10,800	$14,969	$11,186
05/20	$11,487	$15,769	$11,914
06/20	$11,456	$16,130	$12,335
07/20	$11,982	$17,046	$12,677
08/20	$12,318	$18,280	$13,391
09/20	$11,860	$17,615	$12,944
10/20	$12,114	$17,235	$13,215
11/20	$13,823	$19,331	$15,651
12/20	$14,667	$20,201	$17,004
01/21	$14,850	$20,111	$17,860
02/21	$15,939	$20,740	$18,973
03/21	$16,457	$21,483	$19,164
04/21	$17,261	$22,591	$19,566
05/21	$17,291	$22,694	$19,606
06/21	$17,159	$23,253	$19,986
07/21	$16,864	$23,647	$19,265
08/21	$17,123	$24,321	$19,696
09/21	$16,644	$23,230	$19,115
10/21	$17,398	$24,801	$19,928
11/21	$16,633	$24,423	$19,098
12/21	$17,587	$25,385	$19,524
01/22	$16,659	$23,891	$17,645
02/22	$16,788	$23,290	$17,833
03/22	$16,730	$24,045	$18,055
04/22	$15,755	$21,887	$16,265
05/22	$15,719	$21,858	$16,290
06/22	$14,192	$20,029	$14,950
07/22	$15,625	$21,908	$16,511
08/22	$14,982	$21,091	$16,173
09/22	$13,688	$19,135	$14,623
10/22	$15,080	$20,704	$16,233
11/22	$15,800	$21,785	$16,612
12/22	$14,910	$20,509	$15,534
01/23	$16,094	$21,922	$17,048
02/23	$15,715	$21,409	$16,760
03/23	$15,178	$21,982	$15,959
04/23	$14,848	$22,216	$15,673
05/23	$14,372	$22,303	$15,528
06/23	$15,435	$23,825	$16,790
07/23	$16,192	$24,680	$17,817
08/23	$15,564	$24,203	$16,926
09/23	$14,880	$23,050	$15,929
10/23	$14,097	$22,439	$14,843
11/23	$15,104	$24,532	$16,186
12/23	$16,410	$25,833	$18,164
01/24	$16,067	$26,119	$17,457
02/24	$16,886	$27,533	$18,445
03/24	$17,547	$28,421	$19,105
04/24	$16,503	$27,171	$17,760
05/24	$17,256	$28,454	$18,651
06/24	$16,926	$29,335	$18,479
07/24	$17,864	$29,880	$20,356
08/24	$18,171	$30,531	$20,052
09/24	$18,419	$31,162	$20,192
10/24	$18,006	$30,934	$19,900
11/24	$19,560	$32,991	$22,083
12/24	$18,250	$31,983	$20,260
01/25	$19,242	$32,993	$20,791
02/25	$17,945	$32,360	$19,679
03/25	$16,480	$30,473	$18,339
04/25	$15,961	$30,268	$17,916
05/25	$16,266	$32,187	$18,872
06/25	$16,999	$33,822	$19,898

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	0.43%	8.21%	5.45%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

AssetsNet	$ 33,370,192
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 75,845
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

C000028370
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.20%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
06/15	$10,000	$10,000	$10,000
07/15	$9,845	$10,167	$9,884
08/15	$9,263	$9,553	$9,263
09/15	$8,918	$9,275	$8,808
10/15	$9,314	$10,008	$9,304
11/15	$9,623	$10,063	$9,607
12/15	$9,196	$9,857	$9,125
01/16	$8,470	$9,300	$8,322
02/16	$8,576	$9,297	$8,322
03/16	$9,196	$9,952	$8,986
04/16	$9,204	$10,014	$9,127
05/16	$9,317	$10,193	$9,333
06/16	$9,181	$10,214	$9,327
07/16	$9,642	$10,619	$9,884
08/16	$9,754	$10,646	$10,059
09/16	$9,715	$10,663	$10,171
10/16	$9,522	$10,432	$9,687
11/16	$10,333	$10,899	$10,767
12/16	$10,661	$11,112	$11,069
01/17	$10,629	$11,321	$11,113
02/17	$10,848	$11,742	$11,327
03/17	$10,793	$11,750	$11,342
04/17	$10,762	$11,875	$11,466
05/17	$10,902	$11,996	$11,233
06/17	$11,113	$12,104	$11,621
07/17	$11,128	$12,333	$11,708
08/17	$11,037	$12,356	$11,559
09/17	$11,579	$12,658	$12,280
10/17	$11,746	$12,934	$12,385
11/17	$12,081	$13,327	$12,742
12/17	$12,134	$13,460	$12,690
01/18	$12,400	$14,169	$13,022
02/18	$11,878	$13,647	$12,518
03/18	$11,975	$13,373	$12,680
04/18	$12,187	$13,424	$12,789
05/18	$12,523	$13,803	$13,566
06/18	$12,621	$13,893	$13,663
07/18	$12,930	$14,354	$13,901
08/18	$13,252	$14,858	$14,500
09/18	$13,018	$14,883	$14,151
10/18	$11,506	$13,787	$12,614
11/18	$11,848	$14,063	$12,815
12/18	$10,497	$12,754	$11,293
01/19	$11,564	$13,849	$12,563
02/19	$12,067	$14,336	$13,216
03/19	$11,993	$14,545	$12,940
04/19	$12,590	$15,126	$13,379
05/19	$11,836	$14,147	$12,339
06/19	$12,737	$15,141	$13,211
07/19	$12,841	$15,366	$13,287
08/19	$12,485	$15,053	$12,631
09/19	$12,946	$15,317	$12,894
10/19	$13,218	$15,647	$13,233
11/19	$13,344	$16,242	$13,778
12/19	$13,594	$16,711	$14,175
01/20	$13,324	$16,692	$13,721
02/20	$12,254	$15,326	$12,566
03/20	$9,358	$13,218	$9,835
04/20	$10,644	$14,969	$11,186
05/20	$11,314	$15,769	$11,914
06/20	$11,282	$16,130	$12,335
07/20	$11,801	$17,046	$12,677
08/20	$12,127	$18,280	$13,391
09/20	$11,670	$17,615	$12,944
10/20	$11,920	$17,235	$13,215
11/20	$13,597	$19,331	$15,651
12/20	$14,424	$20,201	$17,004
01/21	$14,598	$20,111	$17,860
02/21	$15,665	$20,740	$18,973
03/21	$16,177	$21,483	$19,164
04/21	$16,961	$22,591	$19,566
05/21	$16,983	$22,694	$19,606
06/21	$16,852	$23,253	$19,986
07/21	$16,547	$23,647	$19,265
08/21	$16,808	$24,321	$19,696
09/21	$16,329	$23,230	$19,115
10/21	$17,070	$24,801	$19,928
11/21	$16,308	$24,423	$19,098
12/21	$17,249	$25,385	$19,524
01/22	$16,334	$23,891	$17,645
02/22	$16,448	$23,290	$17,833
03/22	$16,397	$24,045	$18,055
04/22	$15,430	$21,887	$16,265
05/22	$15,392	$21,858	$16,290
06/22	$13,891	$20,029	$14,950
07/22	$15,303	$21,908	$16,511
08/22	$14,671	$21,091	$16,173
09/22	$13,396	$19,135	$14,623
10/22	$14,750	$20,704	$16,233
11/22	$15,454	$21,785	$16,612
12/22	$14,578	$20,509	$15,534
01/23	$15,733	$21,922	$17,048
02/23	$15,361	$21,409	$16,760
03/23	$14,830	$21,982	$15,959
04/23	$14,512	$22,216	$15,673
05/23	$14,047	$22,303	$15,528
06/23	$15,069	$23,825	$16,790
07/23	$15,813	$24,680	$17,817
08/23	$15,196	$24,203	$16,926
09/23	$14,519	$23,050	$15,929
10/23	$13,761	$22,439	$14,843
11/23	$14,736	$24,532	$16,186
12/23	$16,010	$25,833	$18,164
01/24	$15,662	$26,119	$17,457
02/24	$16,474	$27,533	$18,445
03/24	$17,113	$28,421	$19,105
04/24	$16,097	$27,171	$17,760
05/24	$16,808	$28,454	$18,651
06/24	$16,489	$29,335	$18,479
07/24	$17,403	$29,880	$20,356
08/24	$17,711	$30,531	$20,052
09/24	$17,939	$31,162	$20,192
10/24	$17,529	$30,934	$19,900
11/24	$19,047	$32,991	$22,083
12/24	$17,750	$31,983	$20,260
01/25	$18,724	$32,993	$20,791
02/25	$17,443	$32,360	$19,679
03/25	$16,025	$30,473	$18,339
04/25	$15,529	$30,268	$17,916
05/25	$15,803	$32,187	$18,872
06/25	$16,520	$33,822	$19,898

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	0.19%	7.93%	5.15%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell 2000 Index	7.68%	10.04%	7.12%

AssetsNet	$ 33,370,192
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 75,845
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

C000134190
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	R6 Shares
Trading Symbol	RLSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$43	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	Russell 3000 Index	Russell 2000 Index
01/20	$1,000,000	$1,000,000	$1,000,000
01/20	$981,645	$1,000,000	$1,000,000
02/20	$903,084	$918,130	$915,820
03/20	$689,427	$791,869	$716,840
04/20	$784,875	$896,744	$815,298
05/20	$834,068	$944,702	$868,349
06/20	$831,865	$966,299	$899,043
07/20	$870,044	$1,021,166	$923,928
08/20	$894,438	$1,095,143	$975,985
09/20	$861,913	$1,055,268	$943,384
10/20	$880,393	$1,032,495	$963,139
11/20	$1,004,579	$1,158,101	$1,140,669
12/20	$1,065,934	$1,210,202	$1,239,337
01/21	$1,079,240	$1,204,819	$1,301,703
02/21	$1,158,335	$1,242,482	$1,382,825
03/21	$1,196,034	$1,287,016	$1,396,714
04/21	$1,254,431	$1,353,360	$1,426,044
05/21	$1,256,649	$1,359,538	$1,428,984
06/21	$1,247,039	$1,393,063	$1,456,670
07/21	$1,224,863	$1,416,621	$1,404,071
08/21	$1,244,871	$1,457,020	$1,435,478
09/21	$1,209,324	$1,391,646	$1,393,153
10/21	$1,264,125	$1,485,756	$1,452,417
11/21	$1,208,584	$1,463,140	$1,391,895
12/21	$1,278,638	$1,520,757	$1,422,988
01/22	$1,210,353	$1,431,281	$1,285,992
02/22	$1,220,596	$1,395,229	$1,299,719
03/22	$1,216,328	$1,440,485	$1,315,896
04/22	$1,146,336	$1,311,212	$1,185,478
05/22	$1,143,775	$1,309,454	$1,187,270
06/22	$1,034,519	$1,199,907	$1,089,625
07/22	$1,137,800	$1,312,480	$1,203,385
08/22	$1,092,011	$1,263,499	$1,178,761
09/22	$999,753	$1,146,336	$1,065,793
10/22	$1,098,220	$1,240,342	$1,183,126
11/22	$1,150,559	$1,305,083	$1,210,761
12/22	$1,086,718	$1,228,666	$1,132,179
01/23	$1,170,994	$1,313,288	$1,242,529
02/23	$1,143,493	$1,282,593	$1,221,541
03/23	$1,104,460	$1,316,888	$1,163,176
04/23	$1,080,508	$1,330,919	$1,142,264
05/23	$1,045,910	$1,336,097	$1,131,713
06/23	$1,123,977	$1,427,333	$1,223,723
07/23	$1,178,978	$1,478,498	$1,298,558
08/23	$1,133,346	$1,449,958	$1,233,593
09/23	$1,083,677	$1,380,890	$1,160,969
10/23	$1,026,784	$1,344,285	$1,081,792
11/23	$1,099,933	$1,469,637	$1,179,705
12/23	$1,194,855	$1,547,589	$1,323,845
01/24	$1,169,902	$1,564,741	$1,272,356
02/24	$1,230,365	$1,649,441	$1,344,297
03/24	$1,278,351	$1,702,647	$1,392,422
04/24	$1,202,533	$1,627,728	$1,294,419
05/24	$1,257,237	$1,704,633	$1,359,357
06/24	$1,233,244	$1,757,404	$1,346,782
07/24	$1,301,384	$1,790,073	$1,483,614
08/24	$1,324,670	$1,829,040	$1,461,452
09/24	$1,342,652	$1,866,876	$1,471,666
10/24	$1,312,682	$1,853,166	$1,450,410
11/24	$1,425,569	$1,976,446	$1,609,511
12/24	$1,330,411	$1,916,036	$1,476,589
01/25	$1,403,523	$1,976,522	$1,515,304
02/25	$1,307,148	$1,938,644	$1,434,251
03/25	$1,200,804	$1,825,562	$1,336,623
04/25	$1,164,248	$1,813,314	$1,305,744
05/25	$1,185,295	$1,928,253	$1,375,472
06/25	$1,238,467	$2,026,213	$1,450,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	0.42%	8.28%	3.98%
Russell 3000 Index	15.30%	15.96%	13.59%
Russell 2000 Index	7.68%	10.04%	6.44%

Performance Inception Date	Jan. 08, 2020
AssetsNet	$ 33,370,192
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 75,845
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$33,370,192
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,845

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.5%
Financials	17.7%
Health Care	16.3%
Consumer Discretionary	11.5%
Information Technology	11.3%
Consumer Staples	6.2%
Energy	4.4%
Real Estate	4.3%
Communication Services	3.9%
Materials	3.5%
Other (includes short-term investments)	0.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
CubeSmart	2.4%
ABM Industries, Inc.	2.3%
First American Financial Corp.	2.3%
Reinsurance Group of America, Inc.	2.3%
Wintrust Financial Corp.	2.3%
StepStone Group, Inc., Class A	2.2%
Casella Waste Systems, Inc., Class A	2.2%
DigitalOcean Holdings, Inc.	2.1%
Middleby Corp.	2.0%

C000220247
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	SUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$38	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,480	$10,000
08/20	$11,130	$10,719
09/20	$10,960	$10,312
10/20	$10,840	$10,037
11/20	$11,900	$11,136
12/20	$12,269	$11,564
01/21	$12,118	$11,447
02/21	$12,500	$11,763
03/21	$13,043	$12,278
04/21	$13,777	$12,934
05/21	$13,817	$13,024
06/21	$14,069	$13,328
07/21	$14,511	$13,645
08/21	$14,933	$14,059
09/21	$14,277	$13,405
10/21	$15,326	$14,345
11/21	$15,084	$14,245
12/21	$15,828	$14,884
01/22	$14,647	$14,114
02/22	$14,092	$13,691
03/22	$14,452	$14,199
04/22	$13,455	$12,961
05/22	$13,178	$12,985
06/22	$12,428	$11,913
07/22	$13,538	$13,011
08/22	$12,842	$12,481
09/22	$11,820	$11,331
10/22	$12,728	$12,249
11/22	$13,544	$12,933
12/22	$12,968	$12,188
01/23	$13,545	$12,954
02/23	$13,188	$12,638
03/23	$13,419	$13,102
04/23	$13,408	$13,306
05/23	$13,167	$13,364
06/23	$14,017	$14,247
07/23	$14,405	$14,705
08/23	$14,080	$14,471
09/23	$13,330	$13,781
10/23	$12,961	$13,491
11/23	$14,270	$14,723
12/23	$15,027	$15,392
01/24	$14,984	$15,651
02/24	$15,699	$16,486
03/24	$15,785	$17,017
04/24	$15,048	$16,322
05/24	$15,401	$17,131
06/24	$15,742	$17,746
07/24	$16,169	$17,962
08/24	$16,495	$18,398
09/24	$16,682	$18,791
10/24	$16,088	$18,620
11/24	$17,012	$19,713
12/24	$16,264	$19,243
01/25	$16,882	$19,779
02/25	$16,601	$19,521
03/25	$15,747	$18,421
04/25	$15,646	$18,296
05/25	$16,376	$19,448
06/25	$16,871	$20,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 6/30/20
Institutional Shares	7.17%	11.03%	11.03%
S&P 500 Index	15.16%	16.64%	16.64%

Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 9,239,827
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$9,239,827
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	34.6%
Financials	19.9%
Industrials	14.9%
Health Care	14.5%
Consumer Discretionary	4.1%
Materials	3.8%
Consumer Staples	2.7%
Real Estate	1.4%
Other (includes short-term investments)	4.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.0%
Apple, Inc.	6.2%
Visa, Inc., A Shares	5.1%
Analog Devices, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charles Schwab Corp.	3.6%
Broadcom, Inc.	3.5%
Boston Scientific Corp.	3.4%
Home Depot, Inc.	3.1%
Procter & Gamble Co.	2.7%

C000220245
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Open Shares
Trading Symbol	SUSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$51	1.00%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
06/20	$10,000	$10,000
07/20	$10,470	$10,000
08/20	$11,120	$10,719
09/20	$10,950	$10,312
10/20	$10,830	$10,037
11/20	$11,890	$11,136
12/20	$12,248	$11,564
01/21	$12,098	$11,447
02/21	$12,479	$11,763
03/21	$13,021	$12,278
04/21	$13,753	$12,934
05/21	$13,773	$13,024
06/21	$14,034	$13,328
07/21	$14,465	$13,645
08/21	$14,885	$14,059
09/21	$14,231	$13,405
10/21	$15,268	$14,345
11/21	$15,026	$14,245
12/21	$15,770	$14,884
01/22	$14,584	$14,114
02/22	$14,032	$13,691
03/22	$14,380	$14,199
04/22	$13,399	$12,961
05/22	$13,113	$12,985
06/22	$12,356	$11,913
07/22	$13,460	$13,011
08/22	$12,768	$12,481
09/22	$11,751	$11,331
10/22	$12,644	$12,249
11/22	$13,466	$12,933
12/22	$12,881	$12,188
01/23	$13,454	$12,954
02/23	$13,100	$12,638
03/23	$13,318	$13,102
04/23	$13,308	$13,306
05/23	$13,068	$13,364
06/23	$13,901	$14,247
07/23	$14,297	$14,705
08/23	$13,964	$14,471
09/23	$13,220	$13,781
10/23	$12,853	$13,491
11/23	$14,142	$14,723
12/23	$14,888	$15,392
01/24	$14,846	$15,651
02/24	$15,554	$16,486
03/24	$15,628	$17,017
04/24	$14,899	$16,322
05/24	$15,247	$17,131
06/24	$15,585	$17,746
07/24	$15,998	$17,962
08/24	$16,321	$18,398
09/24	$16,506	$18,791
10/24	$15,907	$18,620
11/24	$16,811	$19,713
12/24	$16,074	$19,243
01/25	$16,684	$19,779
02/25	$16,395	$19,521
03/25	$15,552	$18,421
04/25	$15,452	$18,296
05/25	$16,162	$19,448
06/25	$16,651	$20,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 6/30/20
Open Shares	6.84%	10.74%	10.73%
S&P 500 Index	15.16%	16.64%	16.64%

Performance Inception Date	Jun. 30, 2020
AssetsNet	$ 9,239,827
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$9,239,827
# of Portfolio Holdings	49
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	34.6%
Financials	19.9%
Industrials	14.9%
Health Care	14.5%
Consumer Discretionary	4.1%
Materials	3.8%
Consumer Staples	2.7%
Real Estate	1.4%
Other (includes short-term investments)	4.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	9.0%
Apple, Inc.	6.2%
Visa, Inc., A Shares	5.1%
Analog Devices, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
Charles Schwab Corp.	3.6%
Broadcom, Inc.	3.5%
Boston Scientific Corp.	3.4%
Home Depot, Inc.	3.1%
Procter & Gamble Co.	2.7%

C000231513
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$44	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$10,000	$10,000
12/21	$10,283	$10,394	$10,223
01/22	$9,371	$9,782	$9,239
02/22	$9,421	$9,536	$9,338
03/22	$9,471	$9,845	$9,454
04/22	$8,719	$8,962	$8,517
05/22	$8,860	$8,950	$8,530
06/22	$8,158	$8,201	$7,828
07/22	$9,090	$8,970	$8,646
08/22	$8,763	$8,636	$8,469
09/22	$7,951	$7,835	$7,657
10/22	$8,753	$8,477	$8,500
11/22	$9,114	$8,920	$8,699
12/22	$8,603	$8,397	$8,134
01/23	$9,371	$8,976	$8,927
02/23	$9,240	$8,766	$8,776
03/23	$9,017	$9,000	$8,357
04/23	$8,765	$9,096	$8,207
05/23	$8,846	$9,132	$8,131
06/23	$9,613	$9,755	$8,792
07/23	$10,078	$10,105	$9,329
08/23	$9,704	$9,910	$8,863
09/23	$9,219	$9,438	$8,341
10/23	$8,624	$9,188	$7,772
11/23	$9,351	$10,044	$8,476
12/23	$10,307	$10,577	$9,511
01/24	$10,104	$10,694	$9,141
02/24	$10,631	$11,273	$9,658
03/24	$10,935	$11,637	$10,004
04/24	$10,266	$11,125	$9,300
05/24	$10,732	$11,651	$9,766
06/24	$10,611	$12,011	$9,676
07/24	$11,411	$12,234	$10,659
08/24	$11,381	$12,501	$10,500
09/24	$11,492	$12,759	$10,573
10/24	$11,259	$12,666	$10,420
11/24	$12,293	$13,508	$11,563
12/24	$11,639	$13,095	$10,608
01/25	$11,994	$13,509	$10,887
02/25	$11,357	$13,250	$10,304
03/25	$10,678	$12,477	$9,603
04/25	$10,428	$12,393	$9,381
05/25	$10,939	$13,179	$9,882
06/25	$11,367	$13,848	$10,419

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/29/21
Institutional Shares	7.13%	3.56%
Russell 3000 Index	15.30%	8.83%
Russell 2000 Index	7.68%	(0.04%)

Performance Inception Date	Oct. 29, 2021
AssetsNet	$ 48,565,230
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 119,455
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$48,565,230
# of Portfolio Holdings	410
Portfolio Turnover Rate	77%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$119,455

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	23.5%
Industrials	21.8%
Consumer Discretionary	14.5%
Health Care	12.1%
Financials	10.1%
Real Estate	4.9%
Materials	4.2%
Communication Services	3.4%
Energy	1.8%
Consumer Staples	1.7%
Other (includes short-term investments)	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Adtalem Global Education, Inc.	0.8%
Mueller Industries, Inc.	0.7%
Rambus, Inc.	0.7%
Brady Corp., Class A	0.7%
OPENLANE, Inc.	0.6%
Taylor Morrison Home Corp.	0.6%
Copa Holdings SA, Class A	0.6%
Onto Innovation, Inc.	0.6%
Preformed Line Products Co.	0.6%
McGrath RentCorp	0.6%

C000069022
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,266	$9,307
08/15	$8,494	$8,465
09/15	$8,296	$8,210
10/15	$9,078	$8,796
11/15	$8,805	$8,453
12/15	$8,560	$8,265
01/16	$8,002	$7,728
02/16	$7,945	$7,716
03/16	$9,034	$8,737
04/16	$9,365	$8,784
05/16	$9,043	$8,457
06/16	$9,413	$8,795
07/16	$9,744	$9,237
08/16	$10,001	$9,467
09/16	$10,333	$9,588
10/16	$10,257	$9,611
11/16	$9,906	$9,169
12/16	$9,828	$9,189
01/17	$10,459	$9,692
02/17	$10,631	$9,989
03/17	$11,147	$10,241
04/17	$11,501	$10,465
05/17	$11,692	$10,774
06/17	$11,731	$10,883
07/17	$12,428	$11,531
08/17	$12,887	$11,789
09/17	$13,021	$11,742
10/17	$13,356	$12,153
11/17	$13,432	$12,178
12/17	$13,872	$12,615
01/18	$14,677	$13,666
02/18	$14,131	$13,036
03/18	$13,958	$12,794
04/18	$13,652	$12,737
05/18	$13,288	$12,286
06/18	$12,617	$11,775
07/18	$12,933	$12,034
08/18	$12,214	$11,709
09/18	$12,079	$11,646
10/18	$11,095	$10,632
11/18	$11,529	$11,070
12/18	$11,017	$10,777
01/19	$12,175	$11,721
02/19	$12,397	$11,747
03/19	$12,667	$11,846
04/19	$12,937	$12,095
05/19	$11,953	$11,217
06/19	$12,870	$11,918
07/19	$12,609	$11,772
08/19	$12,100	$11,198
09/19	$12,468	$11,412
10/19	$13,097	$11,893
11/19	$13,165	$11,876
12/19	$14,121	$12,763
01/20	$13,384	$12,168
02/20	$12,685	$11,526
03/20	$10,074	$9,751
04/20	$11,248	$10,644
05/20	$11,530	$10,725
06/20	$12,539	$11,514
07/20	$13,568	$12,543
08/20	$13,999	$12,820
09/20	$13,833	$12,614
10/20	$14,164	$12,874
11/20	$15,615	$14,065
12/20	$16,851	$15,099
01/21	$17,202	$15,562
02/21	$17,717	$15,681
03/21	$17,260	$15,444
04/21	$17,357	$15,828
05/21	$17,494	$16,195
06/21	$17,299	$16,223
07/21	$16,063	$15,132
08/21	$16,208	$15,528
09/21	$15,291	$14,911
10/21	$15,584	$15,058
11/21	$14,842	$14,444
12/21	$15,142	$14,715
01/22	$14,965	$14,436
02/22	$14,159	$14,005
03/22	$13,795	$13,689
04/22	$12,890	$12,927
05/22	$13,254	$12,984
06/22	$12,300	$12,121
07/22	$12,241	$12,092
08/22	$12,055	$12,142
09/22	$10,599	$10,719
10/22	$10,186	$10,386
11/22	$11,917	$11,926
12/22	$11,718	$11,759
01/23	$12,898	$12,687
02/23	$12,045	$11,864
03/23	$12,521	$12,224
04/23	$12,214	$12,085
05/23	$11,897	$11,882
06/23	$12,501	$12,333
07/23	$13,295	$13,101
08/23	$12,353	$12,294
09/23	$11,966	$11,973
10/23	$11,371	$11,507
11/23	$12,273	$12,428
12/23	$12,848	$12,914
01/24	$12,169	$12,315
02/24	$12,818	$12,900
03/24	$13,396	$13,220
04/24	$13,041	$13,279
05/24	$13,172	$13,354
06/24	$13,558	$13,881
07/24	$13,487	$13,922
08/24	$13,852	$14,147
09/24	$14,612	$15,092
10/24	$14,146	$14,421
11/24	$13,842	$13,902
12/24	$13,711	$13,883
01/25	$13,936	$14,131
02/25	$14,080	$14,200
03/25	$13,803	$14,290
04/25	$13,957	$14,478
05/25	$14,601	$15,095
06/25	$15,409	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	13.65%	4.21%	4.42%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 93,615,240
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 372,655
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,615,240
# of Portfolio Holdings	65
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$372,655

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	35.9%
Financials	20.7%
Consumer Discretionary	12.7%
Industrials	10.3%
Communication Services	8.0%
Consumer Staples	4.0%
Energy	3.5%
Health Care	1.8%
Materials	1.4%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.7%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd. ADR	3.1%
TOTVS SA	2.7%
MercadoLibre, Inc.	2.5%
BDO Unibank, Inc.	2.4%
ICICI Bank Ltd. ADR	2.2%

C000069023
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LDMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$71	1.35%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,264	$9,307
08/15	$8,491	$8,465
09/15	$8,283	$8,210
10/15	$9,067	$8,796
11/15	$8,793	$8,453
12/15	$8,550	$8,265
01/16	$7,983	$7,728
02/16	$7,927	$7,716
03/16	$9,013	$8,737
04/16	$9,344	$8,784
05/16	$9,022	$8,457
06/16	$9,382	$8,795
07/16	$9,712	$9,237
08/16	$9,969	$9,467
09/16	$10,290	$9,588
10/16	$10,214	$9,611
11/16	$9,865	$9,169
12/16	$9,773	$9,189
01/17	$10,401	$9,692
02/17	$10,562	$9,989
03/17	$11,076	$10,241
04/17	$11,418	$10,465
05/17	$11,608	$10,774
06/17	$11,637	$10,883
07/17	$12,331	$11,531
08/17	$12,787	$11,789
09/17	$12,911	$11,742
10/17	$13,234	$12,153
11/17	$13,310	$12,178
12/17	$13,738	$12,615
01/18	$14,536	$13,666
02/18	$13,994	$13,036
03/18	$13,814	$12,794
04/18	$13,500	$12,737
05/18	$13,139	$12,286
06/18	$12,473	$11,775
07/18	$12,787	$12,034
08/18	$12,064	$11,709
09/18	$11,929	$11,646
10/18	$10,953	$10,632
11/18	$11,384	$11,070
12/18	$10,876	$10,777
01/19	$12,006	$11,721
02/19	$12,236	$11,747
03/19	$12,494	$11,846
04/19	$12,762	$12,095
05/19	$11,786	$11,217
06/19	$12,676	$11,918
07/19	$12,418	$11,772
08/19	$11,916	$11,198
09/19	$12,280	$11,412
10/19	$12,893	$11,893
11/19	$12,960	$11,876
12/19	$13,899	$12,763
01/20	$13,171	$12,168
02/20	$12,472	$11,526
03/20	$9,905	$9,751
04/20	$11,054	$10,644
05/20	$11,332	$10,725
06/20	$12,319	$11,514
07/20	$13,324	$12,543
08/20	$13,750	$12,820
09/20	$13,586	$12,614
10/20	$13,903	$12,874
11/20	$15,325	$14,065
12/20	$16,536	$15,099
01/21	$16,872	$15,562
02/21	$17,382	$15,681
03/21	$16,930	$15,444
04/21	$17,026	$15,828
05/21	$17,151	$16,195
06/21	$16,959	$16,223
07/21	$15,739	$15,132
08/21	$15,873	$15,528
09/21	$14,977	$14,911
10/21	$15,266	$15,058
11/21	$14,534	$14,444
12/21	$14,822	$14,715
01/22	$14,648	$14,436
02/22	$13,854	$14,005
03/22	$13,496	$13,689
04/22	$12,605	$12,927
05/22	$12,953	$12,984
06/22	$12,024	$12,121
07/22	$11,966	$12,092
08/22	$11,782	$12,142
09/22	$10,349	$10,719
10/22	$9,952	$10,386
11/22	$11,637	$11,926
12/22	$11,441	$11,759
01/23	$12,590	$12,687
02/23	$11,753	$11,864
03/23	$12,211	$12,224
04/23	$11,919	$12,085
05/23	$11,607	$11,882
06/23	$12,191	$12,333
07/23	$12,970	$13,101
08/23	$12,045	$12,294
09/23	$11,665	$11,973
10/23	$11,081	$11,507
11/23	$11,957	$12,428
12/23	$12,510	$12,914
01/24	$11,844	$12,315
02/24	$12,480	$12,900
03/24	$13,037	$13,220
04/24	$12,689	$13,279
05/24	$12,818	$13,354
06/24	$13,186	$13,881
07/24	$13,116	$13,922
08/24	$13,464	$14,147
09/24	$14,209	$15,092
10/24	$13,752	$14,421
11/24	$13,454	$13,902
12/24	$13,323	$13,883
01/25	$13,533	$14,131
02/25	$13,672	$14,200
03/25	$13,403	$14,290
04/25	$13,553	$14,478
05/25	$14,172	$15,095
06/25	$14,952	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	13.39%	3.95%	4.10%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 93,615,240
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 372,655
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$93,615,240
# of Portfolio Holdings	65
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$372,655

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	35.9%
Financials	20.7%
Consumer Discretionary	12.7%
Industrials	10.3%
Communication Services	8.0%
Consumer Staples	4.0%
Energy	3.5%
Health Care	1.8%
Materials	1.4%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	5.7%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
HDFC Bank Ltd. ADR	3.1%
TOTVS SA	2.7%
MercadoLibre, Inc.	2.5%
BDO Unibank, Inc.	2.4%
ICICI Bank Ltd. ADR	2.2%

C000132106
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	ECEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,436	$9,307
08/15	$8,615	$8,465
09/15	$8,457	$8,210
10/15	$9,060	$8,796
11/15	$8,793	$8,453
12/15	$8,530	$8,265
01/16	$8,024	$7,728
02/16	$7,806	$7,716
03/16	$8,510	$8,737
04/16	$8,470	$8,784
05/16	$8,361	$8,457
06/16	$8,698	$8,795
07/16	$8,966	$9,237
08/16	$9,194	$9,467
09/16	$9,363	$9,588
10/16	$9,214	$9,611
11/16	$8,758	$9,169
12/16	$8,826	$9,189
01/17	$9,395	$9,692
02/17	$9,545	$9,989
03/17	$9,895	$10,241
04/17	$10,175	$10,465
05/17	$10,435	$10,774
06/17	$10,595	$10,883
07/17	$11,274	$11,531
08/17	$11,576	$11,789
09/17	$11,706	$11,742
10/17	$11,996	$12,153
11/17	$12,046	$12,178
12/17	$12,386	$12,615
01/18	$13,313	$13,666
02/18	$12,658	$13,036
03/18	$12,487	$12,794
04/18	$12,165	$12,737
05/18	$11,691	$12,286
06/18	$11,349	$11,775
07/18	$11,631	$12,034
08/18	$11,139	$11,709
09/18	$11,009	$11,646
10/18	$10,132	$10,632
11/18	$10,535	$11,070
12/18	$10,142	$10,777
01/19	$11,157	$11,721
02/19	$11,116	$11,747
03/19	$11,239	$11,846
04/19	$11,495	$12,095
05/19	$10,696	$11,217
06/19	$11,393	$11,918
07/19	$11,229	$11,772
08/19	$10,675	$11,198
09/19	$10,983	$11,412
10/19	$11,383	$11,893
11/19	$11,434	$11,876
12/19	$12,332	$12,763
01/20	$11,641	$12,168
02/20	$11,066	$11,526
03/20	$8,922	$9,751
04/20	$9,633	$10,644
05/20	$9,853	$10,725
06/20	$10,501	$11,514
07/20	$11,474	$12,543
08/20	$11,691	$12,820
09/20	$11,492	$12,614
10/20	$11,701	$12,874
11/20	$12,842	$14,065
12/20	$13,808	$15,099
01/21	$14,156	$15,562
02/21	$14,387	$15,681
03/21	$14,071	$15,444
04/21	$14,156	$15,828
05/21	$14,324	$16,195
06/21	$14,292	$16,223
07/21	$13,356	$15,132
08/21	$13,338	$15,528
09/21	$12,674	$14,911
10/21	$12,874	$15,058
11/21	$12,179	$14,444
12/21	$12,260	$14,715
01/22	$12,133	$14,436
02/22	$11,338	$14,005
03/22	$11,062	$13,689
04/22	$10,309	$12,927
05/22	$10,436	$12,984
06/22	$9,609	$12,121
07/22	$9,810	$12,092
08/22	$9,749	$12,142
09/22	$8,625	$10,719
10/22	$8,688	$10,386
11/22	$9,961	$11,926
12/22	$9,609	$11,759
01/23	$10,616	$12,687
02/23	$9,945	$11,864
03/23	$10,367	$12,224
04/23	$10,237	$12,085
05/23	$10,064	$11,882
06/23	$10,497	$12,333
07/23	$11,039	$13,101
08/23	$10,279	$12,294
09/23	$9,975	$11,973
10/23	$9,726	$11,507
11/23	$10,398	$12,428
12/23	$10,789	$12,914
01/24	$10,415	$12,315
02/24	$10,899	$12,900
03/24	$11,196	$13,220
04/24	$11,174	$13,279
05/24	$11,372	$13,354
06/24	$11,757	$13,881
07/24	$11,691	$13,922
08/24	$11,820	$14,147
09/24	$12,460	$15,092
10/24	$11,875	$14,421
11/24	$11,622	$13,902
12/24	$11,573	$13,883
01/25	$11,807	$14,131
02/25	$11,795	$14,200
03/25	$11,885	$14,290
04/25	$11,996	$14,478
05/25	$12,564	$15,095
06/25	$13,277	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	12.93%	4.80%	2.87%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 132,419,931
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 532,502
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

C000132107
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Open Shares
Trading Symbol	ECEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.35%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,444	$9,307
08/15	$8,620	$8,465
09/15	$8,461	$8,210
10/15	$9,057	$8,796
11/15	$8,788	$8,453
12/15	$8,520	$8,265
01/16	$8,014	$7,728
02/16	$7,795	$7,716
03/16	$8,500	$8,737
04/16	$8,461	$8,784
05/16	$8,342	$8,457
06/16	$8,679	$8,795
07/16	$8,947	$9,237
08/16	$9,166	$9,467
09/16	$9,335	$9,588
10/16	$9,186	$9,611
11/16	$8,729	$9,169
12/16	$8,790	$9,189
01/17	$9,349	$9,692
02/17	$9,508	$9,989
03/17	$9,848	$10,241
04/17	$10,127	$10,465
05/17	$10,387	$10,774
06/17	$10,536	$10,883
07/17	$11,205	$11,531
08/17	$11,496	$11,789
09/17	$11,626	$11,742
10/17	$11,915	$12,153
11/17	$11,965	$12,178
12/17	$12,289	$12,615
01/18	$13,210	$13,666
02/18	$12,549	$13,036
03/18	$12,379	$12,794
04/18	$12,049	$12,737
05/18	$11,578	$12,286
06/18	$11,237	$11,775
07/18	$11,508	$12,034
08/18	$11,019	$11,709
09/18	$10,889	$11,646
10/18	$10,017	$10,632
11/18	$10,408	$11,070
12/18	$10,024	$10,777
01/19	$11,029	$11,721
02/19	$10,978	$11,747
03/19	$11,100	$11,846
04/19	$11,344	$12,095
05/19	$10,552	$11,217
06/19	$11,232	$11,918
07/19	$11,070	$11,772
08/19	$10,522	$11,198
09/19	$10,816	$11,412
10/19	$11,212	$11,893
11/19	$11,263	$11,876
12/19	$12,137	$12,763
01/20	$11,456	$12,168
02/20	$10,888	$11,526
03/20	$8,772	$9,751
04/20	$9,474	$10,644
05/20	$9,691	$10,725
06/20	$10,321	$11,514
07/20	$11,270	$12,543
08/20	$11,484	$12,820
09/20	$11,298	$12,614
10/20	$11,484	$12,874
11/20	$12,609	$14,065
12/20	$13,552	$15,099
01/21	$13,894	$15,562
02/21	$14,122	$15,681
03/21	$13,801	$15,444
04/21	$13,884	$15,828
05/21	$14,039	$16,195
06/21	$14,008	$16,223
07/21	$13,086	$15,132
08/21	$13,069	$15,528
09/21	$12,405	$14,911
10/21	$12,602	$15,058
11/21	$11,929	$14,444
12/21	$11,990	$14,715
01/22	$11,865	$14,436
02/22	$11,085	$14,005
03/22	$10,815	$13,689
04/22	$10,077	$12,927
05/22	$10,201	$12,984
06/22	$9,390	$12,121
07/22	$9,588	$12,092
08/22	$9,528	$12,142
09/22	$8,415	$10,719
10/22	$8,488	$10,386
11/22	$9,725	$11,926
12/22	$9,376	$11,759
01/23	$10,361	$12,687
02/23	$9,694	$11,864
03/23	$10,107	$12,224
04/23	$9,980	$12,085
05/23	$9,810	$11,882
06/23	$10,234	$12,333
07/23	$10,753	$13,101
08/23	$10,021	$12,294
09/23	$9,724	$11,973
10/23	$9,470	$11,507
11/23	$10,116	$12,428
12/23	$10,506	$12,914
01/24	$10,141	$12,315
02/24	$10,602	$12,900
03/24	$10,903	$13,220
04/24	$10,870	$13,279
05/24	$11,053	$13,354
06/24	$11,439	$13,881
07/24	$11,364	$13,922
08/24	$11,479	$14,147
09/24	$12,114	$15,092
10/24	$11,544	$14,421
11/24	$11,286	$13,902
12/24	$11,231	$13,883
01/25	$11,470	$14,131
02/25	$11,448	$14,200
03/25	$11,535	$14,290
04/25	$11,632	$14,478
05/25	$12,185	$15,095
06/25	$12,879	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	12.58%	4.53%	2.56%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 132,419,931
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 532,502
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

C000136816
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$56	1.05%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
04/18	$1,000,000	$1,000,000
04/18	$989,353	$1,000,000
05/18	$951,679	$964,566
06/18	$923,014	$924,491
07/18	$945,946	$944,799
08/18	$905,970	$919,253
09/18	$896,140	$914,372
10/18	$824,056	$834,746
11/18	$856,821	$869,145
12/18	$824,819	$846,121
01/19	$908,219	$920,205
02/19	$904,049	$922,274
03/19	$914,891	$930,015
04/19	$934,907	$949,591
05/19	$869,855	$880,688
06/19	$927,401	$935,653
07/19	$914,057	$924,212
08/19	$869,036	$879,150
09/19	$893,222	$895,933
10/19	$926,583	$933,714
11/19	$930,753	$932,429
12/19	$1,003,738	$1,001,993
01/20	$947,597	$955,280
02/20	$900,812	$904,908
03/20	$726,434	$765,534
04/20	$784,276	$835,634
05/20	$802,140	$842,052
06/20	$854,878	$903,951
07/20	$933,136	$984,728
08/20	$951,605	$1,006,495
09/20	$935,432	$990,352
10/20	$952,456	$1,010,753
11/20	$1,045,233	$1,104,235
12/20	$1,123,856	$1,185,410
01/21	$1,152,102	$1,221,752
02/21	$1,170,933	$1,231,099
03/21	$1,145,254	$1,212,506
04/21	$1,152,102	$1,242,695
05/21	$1,165,797	$1,271,513
06/21	$1,164,085	$1,273,704
07/21	$1,087,050	$1,187,986
08/21	$1,085,574	$1,219,082
09/21	$1,031,596	$1,170,635
10/21	$1,047,875	$1,182,180
11/21	$992,183	$1,134,005
12/21	$998,062	$1,155,283
01/22	$987,711	$1,133,415
02/22	$923,014	$1,099,537
03/22	$900,585	$1,074,703
04/22	$839,339	$1,014,921
05/22	$849,690	$1,019,390
06/22	$782,405	$951,652
07/22	$799,658	$949,314
08/22	$793,809	$953,277
09/22	$702,348	$841,522
10/22	$708,388	$815,394
11/22	$811,065	$936,332
12/22	$782,714	$923,171
01/23	$864,687	$996,066
02/23	$810,038	$931,479
03/23	$844,414	$959,691
04/23	$833,837	$948,815
05/23	$819,734	$932,878
06/23	$854,991	$968,299
07/23	$899,063	$1,028,577
08/23	$838,128	$965,217
09/23	$813,425	$939,974
10/23	$792,251	$903,452
11/23	$846,950	$975,755
12/23	$879,112	$1,013,901
01/24	$849,570	$966,822
02/24	$888,960	$1,012,816
03/24	$913,131	$1,037,913
04/24	$911,341	$1,042,557
05/24	$927,455	$1,048,446
06/24	$958,788	$1,089,800
07/24	$953,416	$1,093,044
08/24	$963,929	$1,110,691
09/24	$1,016,882	$1,184,858
10/24	$969,314	$1,132,163
11/24	$947,773	$1,091,485
12/24	$943,337	$1,089,986
01/25	$963,292	$1,109,464
02/25	$962,385	$1,114,839
03/25	$969,641	$1,121,896
04/25	$978,712	$1,136,639
05/25	$1,024,972	$1,185,131
06/25	$1,083,023	$1,256,390

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	12.96%	4.84%	1.11%
MSCI Emerging Markets Index	15.29%	6.81%	3.25%

Performance Inception Date	Apr. 06, 2018
AssetsNet	$ 132,419,931
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 532,502
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$132,419,931
# of Portfolio Holdings	71
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$532,502

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	24.6%
Financials	23.7%
Consumer Discretionary	11.1%
Industrials	10.5%
Communication Services	7.9%
Consumer Staples	6.1%
Energy	5.5%
Materials	4.6%
Real Estate	3.6%
Health Care	2.1%
Other (includes short-term investments)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Tencent Holdings Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.6%
China Merchants Bank Co. Ltd., Class H	4.3%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.0%
HDFC Bank Ltd. ADR	2.7%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd. ADR	2.1%
Shinhan Financial Group Co. Ltd.	2.0%

C000156252
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	LEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.89%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,341	$9,307
08/15	$8,610	$8,465
09/15	$8,465	$8,210
10/15	$9,001	$8,796
11/15	$8,682	$8,453
12/15	$8,447	$8,265
01/16	$8,028	$7,728
02/16	$7,944	$7,716
03/16	$8,930	$8,737
04/16	$8,919	$8,784
05/16	$8,678	$8,457
06/16	$9,055	$8,795
07/16	$9,422	$9,237
08/16	$9,673	$9,467
09/16	$9,830	$9,588
10/16	$9,819	$9,611
11/16	$9,326	$9,169
12/16	$9,278	$9,189
01/17	$9,885	$9,692
02/17	$10,141	$9,989
03/17	$10,461	$10,241
04/17	$10,738	$10,465
05/17	$11,100	$10,774
06/17	$11,345	$10,883
07/17	$12,048	$11,531
08/17	$12,389	$11,789
09/17	$12,421	$11,742
10/17	$12,740	$12,153
11/17	$12,825	$12,178
12/17	$13,223	$12,615
01/18	$14,312	$13,666
02/18	$13,611	$13,036
03/18	$13,536	$12,794
04/18	$13,255	$12,737
05/18	$12,975	$12,286
06/18	$12,382	$11,775
07/18	$12,576	$12,034
08/18	$12,307	$11,709
09/18	$12,264	$11,646
10/18	$11,132	$10,632
11/18	$11,542	$11,070
12/18	$11,077	$10,777
01/19	$12,204	$11,721
02/19	$12,138	$11,747
03/19	$12,314	$11,846
04/19	$12,524	$12,095
05/19	$11,641	$11,217
06/19	$12,392	$11,918
07/19	$12,171	$11,772
08/19	$11,740	$11,198
09/19	$11,983	$11,412
10/19	$12,436	$11,893
11/19	$12,414	$11,876
12/19	$13,341	$12,763
01/20	$12,632	$12,168
02/20	$12,148	$11,526
03/20	$10,189	$9,751
04/20	$11,022	$10,644
05/20	$11,326	$10,725
06/20	$11,990	$11,514
07/20	$13,229	$12,543
08/20	$13,518	$12,820
09/20	$13,281	$12,614
10/20	$13,563	$12,874
11/20	$14,577	$14,065
12/20	$15,662	$15,099
01/21	$16,242	$15,562
02/21	$16,469	$15,681
03/21	$16,480	$15,444
04/21	$16,889	$15,828
05/21	$17,048	$16,195
06/21	$17,378	$16,223
07/21	$16,299	$15,132
08/21	$16,418	$15,528
09/21	$15,707	$14,911
10/21	$15,971	$15,058
11/21	$15,260	$14,444
12/21	$15,812	$14,715
01/22	$15,640	$14,436
02/22	$14,977	$14,005
03/22	$14,609	$13,689
04/22	$13,737	$12,927
05/22	$14,020	$12,984
06/22	$13,038	$12,121
07/22	$12,989	$12,092
08/22	$12,830	$12,142
09/22	$11,413	$10,719
10/22	$11,105	$10,386
11/22	$12,892	$11,926
12/22	$12,490	$11,759
01/23	$13,646	$12,687
02/23	$12,833	$11,864
03/23	$13,315	$12,224
04/23	$13,176	$12,085
05/23	$12,960	$11,882
06/23	$13,481	$12,333
07/23	$14,229	$13,101
08/23	$13,452	$12,294
09/23	$13,185	$11,973
10/23	$12,728	$11,507
11/23	$13,592	$12,428
12/23	$14,069	$12,914
01/24	$13,733	$12,315
02/24	$14,587	$12,900
03/24	$14,859	$13,220
04/24	$14,872	$13,279
05/24	$15,196	$13,354
06/24	$15,649	$13,881
07/24	$15,636	$13,922
08/24	$15,787	$14,147
09/24	$16,669	$15,092
10/24	$16,060	$14,421
11/24	$15,671	$13,902
12/24	$15,675	$13,883
01/25	$15,977	$14,131
02/25	$15,938	$14,200
03/25	$16,148	$14,290
04/25	$16,292	$14,478
05/25	$17,028	$15,095
06/25	$18,211	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	16.37%	8.72%	6.18%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 308,259,087
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 900,358
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

C000156253
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	LEAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.15%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,331	$9,307
08/15	$8,610	$8,465
09/15	$8,455	$8,210
10/15	$8,991	$8,796
11/15	$8,671	$8,453
12/15	$8,432	$8,265
01/16	$8,013	$7,728
02/16	$7,929	$7,716
03/16	$8,913	$8,737
04/16	$8,892	$8,784
05/16	$8,651	$8,457
06/16	$9,028	$8,795
07/16	$9,383	$9,237
08/16	$9,633	$9,467
09/16	$9,790	$9,588
10/16	$9,780	$9,611
11/16	$9,288	$9,169
12/16	$9,233	$9,189
01/17	$9,837	$9,692
02/17	$10,092	$9,989
03/17	$10,399	$10,241
04/17	$10,675	$10,465
05/17	$11,035	$10,774
06/17	$11,269	$10,883
07/17	$11,968	$11,531
08/17	$12,307	$11,789
09/17	$12,339	$11,742
10/17	$12,647	$12,153
11/17	$12,731	$12,178
12/17	$13,120	$12,615
01/18	$14,200	$13,666
02/18	$13,494	$13,036
03/18	$13,419	$12,794
04/18	$13,141	$12,737
05/18	$12,863	$12,286
06/18	$12,275	$11,775
07/18	$12,467	$12,034
08/18	$12,189	$11,709
09/18	$12,147	$11,646
10/18	$11,024	$10,632
11/18	$11,430	$11,070
12/18	$10,968	$10,777
01/19	$12,072	$11,721
02/19	$12,006	$11,747
03/19	$12,181	$11,846
04/19	$12,378	$12,095
05/19	$11,504	$11,217
06/19	$12,246	$11,918
07/19	$12,028	$11,772
08/19	$11,591	$11,198
09/19	$11,831	$11,412
10/19	$12,268	$11,893
11/19	$12,257	$11,876
12/19	$13,158	$12,763
01/20	$12,459	$12,168
02/20	$11,981	$11,526
03/20	$10,038	$9,751
04/20	$10,871	$10,644
05/20	$11,160	$10,725
06/20	$11,815	$11,514
07/20	$13,036	$12,543
08/20	$13,310	$12,820
09/20	$13,077	$12,614
10/20	$13,355	$12,874
11/20	$14,344	$14,065
12/20	$15,409	$15,099
01/21	$15,979	$15,562
02/21	$16,191	$15,681
03/21	$16,202	$15,444
04/21	$16,605	$15,828
05/21	$16,750	$16,195
06/21	$17,074	$16,223
07/21	$16,012	$15,132
08/21	$16,130	$15,528
09/21	$15,419	$14,911
10/21	$15,679	$15,058
11/21	$14,979	$14,444
12/21	$15,506	$14,715
01/22	$15,338	$14,436
02/22	$14,675	$14,005
03/22	$14,326	$13,689
04/22	$13,460	$12,927
05/22	$13,736	$12,984
06/22	$12,761	$12,121
07/22	$12,713	$12,092
08/22	$12,558	$12,142
09/22	$11,180	$10,719
10/22	$10,866	$10,386
11/22	$12,618	$11,926
12/22	$12,218	$11,759
01/23	$13,348	$12,687
02/23	$12,553	$11,864
03/23	$13,012	$12,224
04/23	$12,888	$12,085
05/23	$12,665	$11,882
06/23	$13,174	$12,333
07/23	$13,906	$13,101
08/23	$13,133	$12,294
09/23	$12,873	$11,973
10/23	$12,425	$11,507
11/23	$13,270	$12,428
12/23	$13,728	$12,914
01/24	$13,387	$12,315
02/24	$14,221	$12,900
03/24	$14,486	$13,220
04/24	$14,486	$13,279
05/24	$14,802	$13,354
06/24	$15,244	$13,881
07/24	$15,219	$13,922
08/24	$15,367	$14,147
09/24	$16,227	$15,092
10/24	$15,632	$14,421
11/24	$15,253	$13,902
12/24	$15,257	$13,883
01/25	$15,538	$14,131
02/25	$15,487	$14,200
03/25	$15,692	$14,290
04/25	$15,820	$14,478
05/25	$16,536	$15,095
06/25	$17,687	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	16.03%	8.40%	5.87%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 308,259,087
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 900,358
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

C000156254
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	R6 Shares
Trading Symbol	READX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
02/23	$1,000,000	$1,000,000
02/23	$984,421	$1,000,000
03/23	$1,021,422	$1,030,287
04/23	$1,011,685	$1,018,611
05/23	$995,131	$1,001,502
06/23	$1,034,080	$1,039,529
07/23	$1,092,502	$1,104,242
08/23	$1,032,863	$1,036,220
09/23	$1,012,401	$1,009,121
10/23	$977,323	$969,911
11/23	$1,043,582	$1,047,533
12/23	$1,079,789	$1,088,486
01/24	$1,053,962	$1,037,944
02/24	$1,120,517	$1,087,321
03/24	$1,141,378	$1,114,264
04/24	$1,141,378	$1,119,250
05/24	$1,166,212	$1,125,572
06/24	$1,201,973	$1,169,968
07/24	$1,199,987	$1,173,450
08/24	$1,212,639	$1,192,396
09/24	$1,280,284	$1,272,018
10/24	$1,233,530	$1,215,448
11/24	$1,203,686	$1,171,776
12/24	$1,204,501	$1,170,167
01/25	$1,226,695	$1,191,078
02/25	$1,223,669	$1,196,849
03/25	$1,239,809	$1,204,425
04/25	$1,250,906	$1,220,253
05/25	$1,307,399	$1,272,311
06/25	$1,399,199	$1,348,812

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 2/22/23
R6 Shares	16.41%	15.34%
MSCI Emerging Markets Index	15.29%	12.67%

Performance Inception Date	Feb. 22, 2023
AssetsNet	$ 308,259,087
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 900,358
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$308,259,087
# of Portfolio Holdings	264
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$900,358

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	23.9%
Financials	23.4%
Consumer Discretionary	12.6%
Communication Services	9.8%
Industrials	7.4%
Materials	5.7%
Consumer Staples	4.0%
Energy	3.9%
Health Care	3.6%
Utilities	2.6%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Tencent Holdings Ltd.	4.5%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd. GDR	2.7%
Xiaomi Corp., Class B	1.9%
Hana Financial Group, Inc.	1.6%
Delta Electronics, Inc.	1.5%
SK Hynix, Inc.	1.5%
MediaTek, Inc.	1.5%
OTP Bank Nyrt	1.3%

C000028361
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.07%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,471	$9,307
08/15	$8,536	$8,465
09/15	$8,093	$8,210
10/15	$8,665	$8,796
11/15	$8,447	$8,453
12/15	$8,069	$8,265
01/16	$7,847	$7,728
02/16	$7,697	$7,716
03/16	$8,771	$8,737
04/16	$9,035	$8,784
05/16	$8,693	$8,457
06/16	$9,192	$8,795
07/16	$9,624	$9,237
08/16	$9,763	$9,467
09/16	$10,005	$9,588
10/16	$10,065	$9,611
11/16	$9,503	$9,169
12/16	$9,724	$9,189
01/17	$10,206	$9,692
02/17	$10,486	$9,989
03/17	$10,736	$10,241
04/17	$10,931	$10,465
05/17	$11,022	$10,774
06/17	$10,967	$10,883
07/17	$11,564	$11,531
08/17	$11,806	$11,789
09/17	$11,714	$11,742
10/17	$11,990	$12,153
11/17	$11,959	$12,178
12/17	$12,449	$12,615
01/18	$13,468	$13,666
02/18	$12,872	$13,036
03/18	$12,704	$12,794
04/18	$12,324	$12,737
05/18	$11,497	$12,286
06/18	$10,975	$11,775
07/18	$11,305	$12,034
08/18	$10,702	$11,709
09/18	$10,796	$11,646
10/18	$10,234	$10,632
11/18	$10,571	$11,070
12/18	$10,197	$10,777
01/19	$11,378	$11,721
02/19	$11,029	$11,747
03/19	$10,965	$11,846
04/19	$11,213	$12,095
05/19	$10,711	$11,217
06/19	$11,257	$11,918
07/19	$11,022	$11,772
08/19	$10,445	$11,198
09/19	$10,829	$11,412
10/19	$11,233	$11,893
11/19	$11,226	$11,876
12/19	$12,037	$12,763
01/20	$11,294	$12,168
02/20	$10,525	$11,526
03/20	$8,415	$9,751
04/20	$9,014	$10,644
05/20	$9,190	$10,725
06/20	$9,464	$11,514
07/20	$9,965	$12,543
08/20	$9,864	$12,820
09/20	$9,705	$12,614
10/20	$9,699	$12,874
11/20	$11,079	$14,065
12/20	$12,031	$15,099
01/21	$12,071	$15,562
02/21	$12,305	$15,681
03/21	$12,632	$15,444
04/21	$12,772	$15,828
05/21	$13,412	$16,195
06/21	$13,332	$16,223
07/21	$12,772	$15,132
08/21	$13,108	$15,528
09/21	$12,721	$14,911
10/21	$12,748	$15,058
11/21	$12,191	$14,444
12/21	$12,679	$14,715
01/22	$12,938	$14,436
02/22	$12,371	$14,005
03/22	$12,168	$13,689
04/22	$11,545	$12,927
05/22	$11,923	$12,984
06/22	$10,769	$12,121
07/22	$10,881	$12,092
08/22	$10,734	$12,142
09/22	$9,607	$10,719
10/22	$9,719	$10,386
11/22	$11,091	$11,926
12/22	$10,794	$11,759
01/23	$11,758	$12,687
02/23	$11,343	$11,864
03/23	$11,646	$12,224
04/23	$11,750	$12,085
05/23	$11,498	$11,882
06/23	$12,224	$12,333
07/23	$12,735	$13,101
08/23	$12,180	$12,294
09/23	$12,069	$11,973
10/23	$11,832	$11,507
11/23	$12,669	$12,428
12/23	$13,211	$12,914
01/24	$12,757	$12,315
02/24	$13,319	$12,900
03/24	$13,534	$13,220
04/24	$13,619	$13,279
05/24	$13,950	$13,354
06/24	$14,304	$13,881
07/24	$14,427	$13,922
08/24	$14,804	$14,147
09/24	$15,658	$15,092
10/24	$14,734	$14,421
11/24	$14,388	$13,902
12/24	$14,214	$13,883
01/25	$14,841	$14,131
02/25	$14,849	$14,200
03/25	$15,095	$14,290
04/25	$15,483	$14,478
05/25	$16,118	$15,095
06/25	$17,109	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	19.62%	12.57%	5.52%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 4,108,423,433
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 17,425,904
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

C000028360
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.33%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
06/15	$10,000	$10,000
07/15	$9,467	$9,307
08/15	$8,532	$8,465
09/15	$8,088	$8,210
10/15	$8,664	$8,796
11/15	$8,439	$8,453
12/15	$8,063	$8,265
01/16	$7,835	$7,728
02/16	$7,684	$7,716
03/16	$8,757	$8,737
04/16	$9,020	$8,784
05/16	$8,675	$8,457
06/16	$9,171	$8,795
07/16	$9,603	$9,237
08/16	$9,732	$9,467
09/16	$9,973	$9,588
10/16	$10,032	$9,611
11/16	$9,469	$9,169
12/16	$9,689	$9,189
01/17	$10,161	$9,692
02/17	$10,445	$9,989
03/17	$10,693	$10,241
04/17	$10,882	$10,465
05/17	$10,970	$10,774
06/17	$10,911	$10,883
07/17	$11,507	$11,531
08/17	$11,742	$11,789
09/17	$11,653	$11,742
10/17	$11,926	$12,153
11/17	$11,890	$12,178
12/17	$12,376	$12,615
01/18	$13,385	$13,666
02/18	$12,790	$13,036
03/18	$12,616	$12,794
04/18	$12,238	$12,737
05/18	$11,415	$12,286
06/18	$10,892	$11,775
07/18	$11,216	$12,034
08/18	$10,617	$11,709
09/18	$10,707	$11,646
10/18	$10,146	$10,632
11/18	$10,478	$11,070
12/18	$10,109	$10,777
01/19	$11,277	$11,721
02/19	$10,929	$11,747
03/19	$10,861	$11,846
04/19	$11,106	$12,095
05/19	$10,611	$11,217
06/19	$11,149	$11,918
07/19	$10,910	$11,772
08/19	$10,336	$11,198
09/19	$10,712	$11,412
10/19	$11,113	$11,893
11/19	$11,107	$11,876
12/19	$11,901	$12,763
01/20	$11,170	$12,168
02/20	$10,407	$11,526
03/20	$8,311	$9,751
04/20	$8,906	$10,644
05/20	$9,074	$10,725
06/20	$9,343	$11,514
07/20	$9,837	$12,543
08/20	$9,734	$12,820
09/20	$9,575	$12,614
10/20	$9,575	$12,874
11/20	$10,932	$14,065
12/20	$11,867	$15,099
01/21	$11,899	$15,562
02/21	$12,129	$15,681
03/21	$12,454	$15,444
04/21	$12,582	$15,828
05/21	$13,214	$16,195
06/21	$13,131	$16,223
07/21	$12,576	$15,132
08/21	$12,904	$15,528
09/21	$12,527	$14,911
10/21	$12,547	$15,058
11/21	$11,994	$14,444
12/21	$12,476	$14,715
01/22	$12,723	$14,436
02/22	$12,163	$14,005
03/22	$11,963	$13,689
04/22	$11,349	$12,927
05/22	$11,722	$12,984
06/22	$10,581	$12,121
07/22	$10,695	$12,092
08/22	$10,548	$12,142
09/22	$9,434	$10,719
10/22	$9,547	$10,386
11/22	$10,888	$11,926
12/22	$10,593	$11,759
01/23	$11,536	$12,687
02/23	$11,121	$11,864
03/23	$11,423	$12,224
04/23	$11,522	$12,085
05/23	$11,268	$11,882
06/23	$11,986	$12,333
07/23	$12,478	$13,101
08/23	$11,937	$12,294
09/23	$11,824	$11,973
10/23	$11,585	$11,507
11/23	$12,408	$12,428
12/23	$12,926	$12,914
01/24	$12,482	$12,315
02/24	$13,036	$12,900
03/24	$13,239	$13,220
04/24	$13,319	$13,279
05/24	$13,640	$13,354
06/24	$13,982	$13,881
07/24	$14,098	$13,922
08/24	$14,469	$14,147
09/24	$15,299	$15,092
10/24	$14,389	$14,421
11/24	$14,055	$13,902
12/24	$13,877	$13,883
01/25	$14,490	$14,131
02/25	$14,490	$14,200
03/25	$14,729	$14,290
04/25	$15,103	$14,478
05/25	$15,716	$15,095
06/25	$16,681	$16,003

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	19.30%	12.29%	5.25%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 4,108,423,433
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 17,425,904
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

C000134185
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$59	1.07%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI Emerging Markets Index
06/15	$1,000,000	$1,000,000
07/15	$947,059	$930,681
08/15	$853,472	$846,504
09/15	$809,174	$821,037
10/15	$867,057	$879,605
11/15	$845,203	$845,294
12/15	$807,170	$826,450
01/16	$784,349	$772,835
02/16	$769,334	$771,571
03/16	$877,438	$873,671
04/16	$903,863	$878,419
05/16	$869,029	$845,652
06/16	$919,478	$879,450
07/16	$962,719	$923,706
08/16	$976,048	$946,662
09/16	$1,000,811	$958,835
10/16	$1,006,851	$961,121
11/16	$950,076	$916,880
12/16	$972,766	$918,904
01/17	$1,020,307	$969,189
02/17	$1,048,344	$998,858
03/17	$1,073,944	$1,024,072
04/17	$1,093,448	$1,046,492
05/17	$1,102,590	$1,077,431
06/17	$1,097,105	$1,088,277
07/17	$1,156,836	$1,153,150
08/17	$1,180,416	$1,178,871
09/17	$1,171,840	$1,174,183
10/17	$1,199,405	$1,215,346
11/17	$1,196,343	$1,217,785
12/17	$1,245,308	$1,261,500
01/18	$1,347,321	$1,366,640
02/18	$1,287,606	$1,303,612
03/18	$1,270,811	$1,279,374
04/18	$1,232,867	$1,273,714
05/18	$1,150,137	$1,228,582
06/18	$1,097,887	$1,177,538
07/18	$1,130,854	$1,203,405
08/18	$1,070,619	$1,170,866
09/18	$1,079,983	$1,164,649
10/18	$1,023,799	$1,063,227
11/18	$1,056,885	$1,107,043
12/18	$1,020,045	$1,077,716
01/19	$1,138,182	$1,172,079
02/19	$1,102,614	$1,174,714
03/19	$1,096,897	$1,184,573
04/19	$1,121,668	$1,209,508
05/19	$1,071,491	$1,121,745
06/19	$1,126,114	$1,191,754
07/19	$1,102,614	$1,177,182
08/19	$1,044,853	$1,119,786
09/19	$1,083,314	$1,141,162
10/19	$1,123,698	$1,189,285
11/19	$1,123,057	$1,187,649
12/19	$1,203,442	$1,276,253
01/20	$1,129,815	$1,216,754
02/20	$1,052,930	$1,152,595
03/20	$841,823	$975,072
04/20	$901,767	$1,064,360
05/20	$918,708	$1,072,534
06/20	$946,725	$1,151,375
07/20	$996,896	$1,254,262
08/20	$986,743	$1,281,987
09/20	$970,881	$1,261,425
10/20	$970,221	$1,287,411
11/20	$1,108,351	$1,406,479
12/20	$1,203,554	$1,509,874
01/21	$1,207,557	$1,556,164
02/21	$1,230,907	$1,568,068
03/21	$1,264,265	$1,544,386
04/21	$1,277,608	$1,582,838
05/21	$1,341,656	$1,619,544
06/21	$1,333,650	$1,622,336
07/21	$1,277,608	$1,513,155
08/21	$1,311,237	$1,552,762
09/21	$1,273,190	$1,491,054
10/21	$1,275,228	$1,505,760
11/21	$1,219,518	$1,444,399
12/21	$1,269,008	$1,471,501
01/22	$1,294,906	$1,443,647
02/22	$1,238,210	$1,400,496
03/22	$1,217,912	$1,368,864
04/22	$1,155,616	$1,292,720
05/22	$1,193,414	$1,298,411
06/22	$1,077,922	$1,212,132
07/22	$1,089,121	$1,209,155
08/22	$1,074,422	$1,214,202
09/22	$961,730	$1,071,859
10/22	$972,930	$1,038,579
11/22	$1,110,120	$1,192,619
12/22	$1,080,485	$1,175,856
01/23	$1,176,825	$1,268,703
02/23	$1,135,325	$1,186,438
03/23	$1,165,709	$1,222,372
04/23	$1,176,084	$1,208,519
05/23	$1,150,887	$1,188,220
06/23	$1,223,513	$1,233,337
07/23	$1,274,647	$1,310,114
08/23	$1,219,066	$1,229,410
09/23	$1,207,950	$1,197,259
10/23	$1,184,236	$1,150,739
11/23	$1,267,977	$1,242,833
12/23	$1,322,206	$1,291,421
01/24	$1,276,798	$1,231,455
02/24	$1,333,750	$1,290,039
03/24	$1,354,530	$1,322,005
04/24	$1,362,996	$1,327,920
05/24	$1,396,089	$1,335,421
06/24	$1,431,492	$1,388,094
07/24	$1,443,806	$1,392,225
08/24	$1,482,287	$1,414,704
09/24	$1,566,945	$1,509,170
10/24	$1,474,591	$1,442,053
11/24	$1,440,727	$1,390,240
12/24	$1,422,567	$1,388,330
01/25	$1,485,245	$1,413,140
02/25	$1,486,039	$1,419,986
03/25	$1,510,634	$1,428,975
04/25	$1,549,511	$1,447,754
05/25	$1,612,983	$1,509,518
06/25	$1,712,158	$1,600,281

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	19.61%	12.58%	5.52%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

AssetsNet	$ 4,108,423,433
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 17,425,904
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$4,108,423,433
# of Portfolio Holdings	87
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$17,425,904

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.9%
Information Technology	18.7%
Communication Services	9.5%
Consumer Discretionary	9.3%
Consumer Staples	7.3%
Industrials	7.1%
Materials	6.7%
Energy	5.4%
Health Care	4.2%
Utilities	1.7%
Other (includes short-term investments)	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SK Hynix, Inc.	3.1%
China Construction Bank Corp., Class H	3.1%
Indus Towers Ltd.	2.2%
KB Financial Group, Inc.	2.2%
OTP Bank Nyrt	2.0%
BB Seguridade Participacoes SA	1.9%
China Merchants Bank Co. Ltd., Class H	1.8%
ASE Technology Holding Co. Ltd.	1.8%
Shinhan Financial Group Co. Ltd.	1.7%

C000193735
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Institutional Shares
Trading Symbol	LZFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$51	0.96%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index
10/17	$9,950	$10,000
11/17	$10,390	$10,217
12/17	$10,425	$10,355
01/18	$11,038	$10,902
02/18	$10,475	$10,450
03/18	$10,284	$10,222
04/18	$10,706	$10,340
05/18	$10,626	$10,404
06/18	$10,576	$10,399
07/18	$10,786	$10,724
08/18	$10,880	$10,857
09/18	$11,001	$10,917
10/18	$10,668	$10,116
11/18	$10,940	$10,231
12/18	$9,893	$9,453
01/19	$10,699	$10,188
02/19	$10,945	$10,495
03/19	$10,609	$10,632
04/19	$11,437	$11,010
05/19	$10,497	$10,374
06/19	$11,169	$11,058
07/19	$11,169	$11,113
08/19	$10,650	$10,885
09/19	$11,323	$11,117
10/19	$11,547	$11,400
11/19	$11,794	$11,717
12/19	$12,040	$12,068
01/20	$11,590	$11,995
02/20	$10,323	$10,981
03/20	$8,027	$9,528
04/20	$9,104	$10,569
05/20	$9,495	$11,079
06/20	$9,518	$11,372
07/20	$9,944	$11,916
08/20	$10,148	$12,712
09/20	$9,982	$12,274
10/20	$9,888	$11,897
11/20	$11,676	$13,419
12/20	$12,178	$13,988
01/21	$12,142	$13,849
02/21	$12,381	$14,203
03/21	$13,172	$14,676
04/21	$13,771	$15,359
05/21	$14,561	$15,580
06/21	$14,238	$15,812
07/21	$14,202	$16,096
08/21	$14,334	$16,496
09/21	$14,046	$15,811
10/21	$14,286	$16,707
11/21	$13,902	$16,341
12/21	$14,949	$17,039
01/22	$14,728	$16,138
02/22	$15,019	$15,729
03/22	$15,684	$16,161
04/22	$14,963	$14,819
05/22	$15,310	$14,830
06/22	$13,868	$13,545
07/22	$14,395	$14,621
08/22	$13,925	$14,009
09/22	$12,511	$12,707
10/22	$13,657	$13,620
11/22	$14,689	$14,567
12/22	$14,171	$13,948
01/23	$15,547	$14,935
02/23	$15,219	$14,576
03/23	$15,313	$15,026
04/23	$15,797	$15,290
05/23	$15,140	$15,137
06/23	$16,095	$16,052
07/23	$16,454	$16,592
08/23	$16,063	$16,195
09/23	$15,313	$15,497
10/23	$14,515	$15,047
11/23	$15,844	$16,458
12/23	$16,821	$17,266
01/24	$16,515	$17,473
02/24	$16,838	$18,214
03/24	$17,008	$18,799
04/24	$16,089	$18,101
05/24	$16,379	$18,909
06/24	$16,072	$19,294
07/24	$17,331	$19,634
08/24	$17,824	$20,153
09/24	$18,164	$20,522
10/24	$17,297	$20,115
11/24	$17,433	$21,038
12/24	$16,289	$20,490
01/25	$16,934	$21,213
02/25	$17,345	$21,060
03/25	$17,423	$20,122
04/25	$17,873	$20,301
05/25	$18,518	$21,503
06/25	$18,948	$22,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	17.89%	14.76%	8.59%
MSCI World Index	16.26%	14.55%	11.25%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 47,903,461
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 444,982
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$47,903,461
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$444,982

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	21.5%
Consumer Discretionary	16.5%
Utilities	14.8%
Industrials	13.9%
Health Care	13.3%
Communication Services	9.6%
Information Technology	5.0%
Consumer Staples	4.4%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
International Game Technology PLC	6.4%
Omnicom Group, Inc.	6.0%
FDJ UNITED	5.3%
Fiserv, Inc.	5.3%
Rentokil Initial PLC	5.1%
Edenred SE	5.1%
H&R Block, Inc.	4.8%
Dentsply Sirona, Inc.	4.5%
Severn Trent PLC	4.0%

C000193736
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Open Shares
Trading Symbol	LZFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.21%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index
10/17	$9,940	$10,000
11/17	$10,380	$10,217
12/17	$10,418	$10,355
01/18	$11,031	$10,902
02/18	$10,459	$10,450
03/18	$10,268	$10,222
04/18	$10,689	$10,340
05/18	$10,599	$10,404
06/18	$10,549	$10,399
07/18	$10,760	$10,724
08/18	$10,853	$10,857
09/18	$10,964	$10,917
10/18	$10,641	$10,116
11/18	$10,914	$10,231
12/18	$9,862	$9,453
01/19	$10,665	$10,188
02/19	$10,910	$10,495
03/19	$10,564	$10,632
04/19	$11,379	$11,010
05/19	$10,453	$10,374
06/19	$11,111	$11,058
07/19	$11,122	$11,113
08/19	$10,594	$10,885
09/19	$11,253	$11,117
10/19	$11,488	$11,400
11/19	$11,723	$11,717
12/19	$11,972	$12,068
01/20	$11,513	$11,995
02/20	$10,253	$10,981
03/20	$7,981	$9,528
04/20	$9,041	$10,569
05/20	$9,441	$11,079
06/20	$9,453	$11,372
07/20	$9,876	$11,916
08/20	$10,079	$12,712
09/20	$9,914	$12,274
10/20	$9,808	$11,897
11/20	$11,574	$13,419
12/20	$12,079	$13,988
01/21	$12,032	$13,849
02/21	$12,269	$14,203
03/21	$13,053	$14,676
04/21	$13,647	$15,359
05/21	$14,419	$15,580
06/21	$14,110	$15,812
07/21	$14,063	$16,096
08/21	$14,182	$16,496
09/21	$13,896	$15,811
10/21	$14,135	$16,707
11/21	$13,741	$16,341
12/21	$14,780	$17,039
01/22	$14,560	$16,138
02/22	$14,848	$15,729
03/22	$15,507	$16,161
04/22	$14,793	$14,819
05/22	$15,123	$14,830
06/22	$13,709	$13,545
07/22	$14,231	$14,621
08/22	$13,752	$14,009
09/22	$12,353	$12,707
10/22	$13,486	$13,620
11/22	$14,494	$14,567
12/22	$13,974	$13,948
01/23	$15,348	$14,935
02/23	$15,008	$14,576
03/23	$15,101	$15,026
04/23	$15,564	$15,290
05/23	$14,931	$15,137
06/23	$15,858	$16,052
07/23	$16,213	$16,592
08/23	$15,827	$16,195
09/23	$15,086	$15,497
10/23	$14,298	$15,047
11/23	$15,611	$16,458
12/23	$16,548	$17,266
01/24	$16,263	$17,473
02/24	$16,565	$18,214
03/24	$16,732	$18,799
04/24	$15,828	$18,101
05/24	$16,096	$18,909
06/24	$15,811	$19,294
07/24	$17,034	$19,634
08/24	$17,519	$20,153
09/24	$17,854	$20,522
10/24	$16,983	$20,115
11/24	$17,134	$21,038
12/24	$15,997	$20,490
01/25	$16,631	$21,213
02/25	$17,015	$21,060
03/25	$17,111	$20,122
04/25	$17,534	$20,301
05/25	$18,148	$21,503
06/25	$18,571	$22,431

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	17.46%	14.46%	8.31%
MSCI World Index	16.26%	14.55%	11.25%

Performance Inception Date	Sep. 29, 2017
AssetsNet	$ 47,903,461
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 444,982
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$47,903,461
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$444,982

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	21.5%
Consumer Discretionary	16.5%
Utilities	14.8%
Industrials	13.9%
Health Care	13.3%
Communication Services	9.6%
Information Technology	5.0%
Consumer Staples	4.4%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Nexi SpA	6.4%
International Game Technology PLC	6.4%
Omnicom Group, Inc.	6.0%
FDJ UNITED	5.3%
Fiserv, Inc.	5.3%
Rentokil Initial PLC	5.1%
Edenred SE	5.1%
H&R Block, Inc.	4.8%
Dentsply Sirona, Inc.	4.5%
Severn Trent PLC	4.0%

C000135644
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	GESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$45	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI Index
06/15	$10,000	$10,000
07/15	$10,237	$10,087
08/15	$9,612	$9,395
09/15	$9,337	$9,055
10/15	$10,009	$9,766
11/15	$10,047	$9,685
12/15	$9,817	$9,510
01/16	$9,371	$8,937
02/16	$9,152	$8,875
03/16	$9,770	$9,533
04/16	$9,817	$9,674
05/16	$10,026	$9,686
06/16	$9,893	$9,627
07/16	$10,302	$10,042
08/16	$10,178	$10,076
09/16	$10,350	$10,138
10/16	$9,931	$9,966
11/16	$9,979	$10,041
12/16	$10,078	$10,258
01/17	$10,384	$10,539
02/17	$10,729	$10,834
03/17	$10,901	$10,967
04/17	$11,179	$11,138
05/17	$11,514	$11,384
06/17	$11,533	$11,436
07/17	$11,810	$11,755
08/17	$11,925	$11,800
09/17	$12,164	$12,028
10/17	$12,452	$12,278
11/17	$12,739	$12,516
12/17	$12,952	$12,717
01/18	$13,618	$13,435
02/18	$13,141	$12,871
03/18	$13,022	$12,595
04/18	$12,982	$12,715
05/18	$13,131	$12,731
06/18	$13,111	$12,662
07/18	$13,588	$13,044
08/18	$13,633	$13,147
09/18	$13,663	$13,204
10/18	$12,597	$12,214
11/18	$12,886	$12,393
12/18	$12,030	$11,520
01/19	$12,830	$12,430
02/19	$13,302	$12,762
03/19	$13,631	$12,923
04/19	$14,041	$13,359
05/19	$13,446	$12,567
06/19	$14,278	$13,390
07/19	$14,288	$13,429
08/19	$14,206	$13,110
09/19	$14,257	$13,386
10/19	$14,308	$13,752
11/19	$14,616	$14,088
12/19	$15,062	$14,584
01/20	$15,124	$14,423
02/20	$14,058	$13,258
03/20	$12,331	$11,468
04/20	$13,531	$12,697
05/20	$14,027	$13,249
06/20	$14,255	$13,672
07/20	$15,051	$14,396
08/20	$15,900	$15,277
09/20	$15,620	$14,784
10/20	$15,331	$14,425
11/20	$16,779	$16,203
12/20	$17,467	$16,955
01/21	$17,264	$16,878
02/21	$17,596	$17,269
03/21	$18,281	$17,730
04/21	$19,126	$18,505
05/21	$19,458	$18,793
06/21	$19,608	$19,041
07/21	$20,057	$19,172
08/21	$20,423	$19,652
09/21	$19,549	$18,840
10/21	$20,553	$19,802
11/21	$19,938	$19,325
12/21	$20,917	$20,098
01/22	$19,613	$19,111
02/22	$18,811	$18,617
03/22	$19,045	$19,021
04/22	$17,808	$17,498
05/22	$17,730	$17,519
06/22	$16,649	$16,042
07/22	$18,131	$17,162
08/22	$17,140	$16,530
09/22	$15,724	$14,948
10/22	$16,638	$15,850
11/22	$18,009	$17,079
12/22	$17,302	$16,407
01/23	$18,439	$17,583
02/23	$17,831	$17,079
03/23	$18,383	$17,606
04/23	$18,597	$17,859
05/23	$18,192	$17,668
06/23	$19,250	$18,693
07/23	$19,633	$19,378
08/23	$19,058	$18,836
09/23	$18,074	$18,057
10/23	$17,656	$17,514
11/23	$19,250	$19,131
12/23	$20,252	$20,050
01/24	$20,138	$20,167
02/24	$21,033	$21,033
03/24	$21,400	$21,693
04/24	$20,838	$20,978
05/24	$21,549	$21,830
06/24	$21,847	$22,316
07/24	$22,192	$22,676
08/24	$22,775	$23,251
09/24	$23,051	$23,792
10/24	$22,280	$23,258
11/24	$22,936	$24,127
12/24	$22,367	$23,556
01/25	$23,213	$24,347
02/25	$22,845	$24,200
03/25	$21,815	$23,244
04/25	$21,742	$23,461
05/25	$22,588	$24,810
06/25	$23,164	$25,924

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	6.03%	10.20%	8.76%
MSCI ACWI Index	16.17%	13.65%	9.99%

AssetsNet	$ 81,684,616
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 282,645
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,684,616
# of Portfolio Holdings	69
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$282,645

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Financials	19.0%
Industrials	16.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Consumer Staples	8.7%
Communication Services	4.0%
Materials	0.6%
Other (includes short-term investments)	2.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
Apple, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3%
Amazon.com, Inc.	3.2%
Visa, Inc., A Shares	2.6%
Charles Schwab Corp.	2.5%
Amphenol Corp., Class A	2.4%
RELX PLC	2.3%
Accenture PLC, Class A	2.3%
Dollarama, Inc.	2.3%

C000135645
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	GESOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.15%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI Index
06/15	$10,000	$10,000
07/15	$10,237	$10,087
08/15	$9,602	$9,395
09/15	$9,327	$9,055
10/15	$10,000	$9,766
11/15	$10,038	$9,685
12/15	$9,806	$9,510
01/16	$9,360	$8,937
02/16	$9,133	$8,875
03/16	$9,749	$9,533
04/16	$9,796	$9,674
05/16	$9,996	$9,686
06/16	$9,863	$9,627
07/16	$10,271	$10,042
08/16	$10,138	$10,076
09/16	$10,308	$10,138
10/16	$9,891	$9,966
11/16	$9,939	$10,041
12/16	$10,036	$10,258
01/17	$10,332	$10,539
02/17	$10,674	$10,834
03/17	$10,846	$10,967
04/17	$11,112	$11,138
05/17	$11,446	$11,384
06/17	$11,465	$11,436
07/17	$11,731	$11,755
08/17	$11,846	$11,800
09/17	$12,074	$12,028
10/17	$12,360	$12,278
11/17	$12,636	$12,516
12/17	$12,848	$12,717
01/18	$13,518	$13,435
02/18	$13,035	$12,871
03/18	$12,917	$12,595
04/18	$12,867	$12,715
05/18	$13,015	$12,731
06/18	$12,986	$12,662
07/18	$13,459	$13,044
08/18	$13,503	$13,147
09/18	$13,523	$13,204
10/18	$12,465	$12,214
11/18	$12,752	$12,393
12/18	$11,906	$11,520
01/19	$12,688	$12,430
02/19	$13,155	$12,762
03/19	$13,479	$12,923
04/19	$13,875	$13,359
05/19	$13,286	$12,567
06/19	$14,109	$13,390
07/19	$14,109	$13,429
08/19	$14,017	$13,110
09/19	$14,068	$13,386
10/19	$14,119	$13,752
11/19	$14,423	$14,088
12/19	$14,862	$14,584
01/20	$14,923	$14,423
02/20	$13,862	$13,258
03/20	$12,159	$11,468
04/20	$13,332	$12,697
05/20	$13,831	$13,249
06/20	$14,046	$13,672
07/20	$14,821	$14,396
08/20	$15,657	$15,277
09/20	$15,382	$14,784
10/20	$15,086	$14,425
11/20	$16,514	$16,203
12/20	$17,191	$16,955
01/21	$16,991	$16,878
02/21	$17,306	$17,269
03/21	$17,980	$17,730
04/21	$18,801	$18,505
05/21	$19,128	$18,793
06/21	$19,264	$19,041
07/21	$19,707	$19,172
08/21	$20,056	$19,652
09/21	$19,196	$18,840
10/21	$20,172	$19,802
11/21	$19,568	$19,325
12/21	$20,521	$20,098
01/22	$19,242	$19,111
02/22	$18,445	$18,617
03/22	$18,674	$19,021
04/22	$17,450	$17,498
05/22	$17,374	$17,519
06/22	$16,303	$16,042
07/22	$17,767	$17,162
08/22	$16,784	$16,530
09/22	$15,396	$14,948
10/22	$16,292	$15,850
11/22	$17,625	$17,079
12/22	$16,930	$16,407
01/23	$18,042	$17,583
02/23	$17,436	$17,079
03/23	$17,976	$17,606
04/23	$18,174	$17,859
05/23	$17,777	$17,668
06/23	$18,801	$18,693
07/23	$19,175	$19,378
08/23	$18,602	$18,836
09/23	$17,652	$18,057
10/23	$17,232	$17,514
11/23	$18,790	$19,131
12/23	$19,762	$20,050
01/24	$19,639	$20,167
02/24	$20,512	$21,033
03/24	$20,858	$21,693
04/24	$20,310	$20,978
05/24	$20,993	$21,830
06/24	$21,284	$22,316
07/24	$21,608	$22,676
08/24	$22,177	$23,251
09/24	$22,435	$23,792
10/24	$21,684	$23,258
11/24	$22,323	$24,127
12/24	$21,752	$23,556
01/25	$22,575	$24,347
02/25	$22,205	$24,200
03/25	$21,203	$23,244
04/25	$21,132	$23,461
05/25	$21,955	$24,810
06/25	$22,503	$25,924

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	5.73%	9.89%	8.45%
MSCI ACWI Index	16.17%	13.65%	9.99%

AssetsNet	$ 81,684,616
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 282,645
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$81,684,616
# of Portfolio Holdings	69
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$282,645

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	28.5%
Financials	19.0%
Industrials	16.6%
Consumer Discretionary	10.4%
Health Care	9.4%
Consumer Staples	8.7%
Communication Services	4.0%
Materials	0.6%
Other (includes short-term investments)	2.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
Apple, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.3%
Amazon.com, Inc.	3.2%
Visa, Inc., A Shares	2.6%
Charles Schwab Corp.	2.5%
Amphenol Corp., Class A	2.4%
RELX PLC	2.3%
Accenture PLC, Class A	2.3%
Dollarama, Inc.	2.3%

C000028375
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.83%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,213	$10,208
08/15	$9,538	$9,457
09/15	$9,158	$8,977
10/15	$9,676	$9,678
11/15	$9,643	$9,528
12/15	$9,412	$9,399
01/16	$8,954	$8,720
02/16	$8,728	$8,560
03/16	$9,329	$9,117
04/16	$9,439	$9,381
05/16	$9,445	$9,296
06/16	$9,191	$8,984
07/16	$9,406	$9,439
08/16	$9,322	$9,445
09/16	$9,461	$9,562
10/16	$9,034	$9,366
11/16	$8,862	$9,179
12/16	$9,018	$9,493
01/17	$9,152	$9,769
02/17	$9,252	$9,908
03/17	$9,514	$10,181
04/17	$9,798	$10,440
05/17	$10,176	$10,823
06/17	$10,115	$10,804
07/17	$10,443	$11,116
08/17	$10,403	$11,112
09/17	$10,599	$11,388
10/17	$10,766	$11,561
11/17	$10,940	$11,682
12/17	$11,075	$11,870
01/18	$11,640	$12,465
02/18	$11,024	$11,903
03/18	$11,053	$11,688
04/18	$11,075	$11,955
05/18	$10,923	$11,686
06/18	$10,776	$11,543
07/18	$10,945	$11,828
08/18	$10,742	$11,599
09/18	$10,855	$11,700
10/18	$10,061	$10,769
11/18	$10,050	$10,755
12/18	$9,568	$10,233
01/19	$10,093	$10,906
02/19	$10,435	$11,184
03/19	$10,520	$11,254
04/19	$10,819	$11,570
05/19	$10,465	$11,015
06/19	$11,057	$11,668
07/19	$10,837	$11,520
08/19	$10,611	$11,222
09/19	$10,887	$11,543
10/19	$11,114	$11,958
11/19	$11,193	$12,093
12/19	$11,596	$12,486
01/20	$11,384	$12,225
02/20	$10,555	$11,120
03/20	$8,923	$9,636
04/20	$9,440	$10,258
05/20	$9,939	$10,705
06/20	$10,194	$11,069
07/20	$10,618	$11,327
08/20	$11,178	$11,910
09/20	$10,934	$11,600
10/20	$10,452	$11,137
11/20	$12,004	$12,863
12/20	$12,611	$13,461
01/21	$12,328	$13,318
02/21	$12,504	$13,617
03/21	$12,826	$13,930
04/21	$13,235	$14,349
05/21	$13,550	$14,817
06/21	$13,298	$14,650
07/21	$13,380	$14,761
08/21	$13,716	$15,021
09/21	$13,317	$14,585
10/21	$13,653	$14,944
11/21	$12,892	$14,248
12/21	$13,368	$14,978
01/22	$12,862	$14,254
02/22	$12,632	$14,002
03/22	$12,446	$14,092
04/22	$11,687	$13,180
05/22	$12,022	$13,279
06/22	$11,048	$12,047
07/22	$11,479	$12,647
08/22	$10,812	$12,047
09/22	$9,840	$10,920
10/22	$10,314	$11,507
11/22	$11,542	$12,803
12/22	$11,386	$12,813
01/23	$12,405	$13,851
02/23	$12,026	$13,562
03/23	$12,381	$13,898
04/23	$12,555	$14,290
05/23	$12,097	$13,685
06/23	$12,887	$14,308
07/23	$13,124	$14,771
08/23	$12,668	$14,205
09/23	$12,170	$13,720
10/23	$11,790	$13,164
11/23	$12,834	$14,386
12/23	$13,256	$15,150
01/24	$13,150	$15,237
02/24	$13,617	$15,516
03/24	$14,085	$16,026
04/24	$13,593	$15,616
05/24	$14,282	$16,221
06/24	$13,970	$15,959
07/24	$14,585	$16,427
08/24	$15,200	$16,961
09/24	$15,358	$17,118
10/24	$14,411	$16,187
11/24	$14,402	$16,095
12/24	$14,039	$15,729
01/25	$14,869	$16,556
02/25	$15,325	$16,877
03/25	$15,271	$16,809
04/25	$15,932	$17,579
05/25	$16,763	$18,383
06/25	$17,272	$18,788

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	23.63%	11.12%	5.62%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,137,063,631
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,819,024
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

C000028374
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$60	1.09%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,212	$10,208
08/15	$9,540	$9,457
09/15	$9,158	$8,977
10/15	$9,671	$9,678
11/15	$9,633	$9,528
12/15	$9,403	$9,399
01/16	$8,945	$8,720
02/16	$8,716	$8,560
03/16	$9,311	$9,117
04/16	$9,420	$9,381
05/16	$9,425	$9,296
06/16	$9,169	$8,984
07/16	$9,382	$9,439
08/16	$9,296	$9,445
09/16	$9,433	$9,562
10/16	$9,006	$9,366
11/16	$8,836	$9,179
12/16	$8,984	$9,493
01/17	$9,116	$9,769
02/17	$9,215	$9,908
03/17	$9,472	$10,181
04/17	$9,758	$10,440
05/17	$10,125	$10,823
06/17	$10,065	$10,804
07/17	$10,388	$11,116
08/17	$10,349	$11,112
09/17	$10,536	$11,388
10/17	$10,701	$11,561
11/17	$10,872	$11,682
12/17	$11,006	$11,870
01/18	$11,566	$12,465
02/18	$10,950	$11,903
03/18	$10,978	$11,688
04/18	$10,995	$11,955
05/18	$10,839	$11,686
06/18	$10,695	$11,543
07/18	$10,861	$11,828
08/18	$10,656	$11,599
09/18	$10,767	$11,700
10/18	$9,976	$10,769
11/18	$9,965	$10,755
12/18	$9,484	$10,233
01/19	$10,004	$10,906
02/19	$10,338	$11,184
03/19	$10,422	$11,254
04/19	$10,721	$11,570
05/19	$10,362	$11,015
06/19	$10,942	$11,668
07/19	$10,727	$11,520
08/19	$10,499	$11,222
09/19	$10,769	$11,543
10/19	$10,991	$11,958
11/19	$11,069	$12,093
12/19	$11,465	$12,486
01/20	$11,252	$12,225
02/20	$10,431	$11,120
03/20	$8,812	$9,636
04/20	$9,323	$10,258
05/20	$9,816	$10,705
06/20	$10,065	$11,069
07/20	$10,485	$11,327
08/20	$11,032	$11,910
09/20	$10,788	$11,600
10/20	$10,312	$11,137
11/20	$11,839	$12,863
12/20	$12,432	$13,461
01/21	$12,149	$13,318
02/21	$12,321	$13,617
03/21	$12,634	$13,930
04/21	$13,039	$14,349
05/21	$13,346	$14,817
06/21	$13,094	$14,650
07/21	$13,174	$14,761
08/21	$13,496	$15,021
09/21	$13,100	$14,585
10/21	$13,434	$14,944
11/21	$12,680	$14,248
12/21	$13,148	$14,978
01/22	$12,644	$14,254
02/22	$12,420	$14,002
03/22	$12,233	$14,092
04/22	$11,483	$13,180
05/22	$11,815	$13,279
06/22	$10,856	$12,047
07/22	$11,274	$12,647
08/22	$10,612	$12,047
09/22	$9,655	$10,920
10/22	$10,122	$11,507
11/22	$11,320	$12,803
12/22	$11,169	$12,813
01/23	$12,162	$13,851
02/23	$11,795	$13,562
03/23	$12,139	$13,898
04/23	$12,307	$14,290
05/23	$11,856	$13,685
06/23	$12,628	$14,308
07/23	$12,857	$14,771
08/23	$12,409	$14,205
09/23	$11,920	$13,720
10/23	$11,545	$13,164
11/23	$12,561	$14,386
12/23	$12,968	$15,150
01/24	$12,858	$15,237
02/24	$13,324	$15,516
03/24	$13,774	$16,026
04/24	$13,284	$15,616
05/24	$13,956	$16,221
06/24	$13,656	$15,959
07/24	$14,249	$16,427
08/24	$14,848	$16,961
09/24	$14,992	$17,118
10/24	$14,072	$16,187
11/24	$14,056	$16,095
12/24	$13,703	$15,729
01/25	$14,509	$16,556
02/25	$14,954	$16,877
03/25	$14,894	$16,809
04/25	$15,537	$17,579
05/25	$16,343	$18,383
06/25	$16,831	$18,788

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	23.25%	10.83%	5.34%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,137,063,631
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,819,024
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

C000134191
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$44	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
06/15	$1,000,000	$1,000,000
07/15	$1,021,346	$1,020,763
08/15	$954,318	$945,673
09/15	$916,255	$897,655
10/15	$968,109	$967,824
11/15	$964,799	$952,768
12/15	$941,630	$939,930
01/16	$895,845	$871,960
02/16	$873,228	$855,985
03/16	$933,356	$911,681
04/16	$944,389	$938,075
05/16	$944,940	$929,554
06/16	$919,565	$898,350
07/16	$941,079	$943,880
08/16	$933,023	$944,550
09/16	$946,899	$956,153
10/16	$904,160	$936,595
11/16	$886,954	$917,941
12/16	$902,338	$949,329
01/17	$915,722	$976,868
02/17	$925,761	$990,836
03/17	$951,972	$1,018,113
04/17	$980,972	$1,044,018
05/17	$1,018,337	$1,082,338
06/17	$1,012,202	$1,080,423
07/17	$1,045,106	$1,111,589
08/17	$1,041,069	$1,111,170
09/17	$1,060,659	$1,138,817
10/17	$1,077,450	$1,156,110
11/17	$1,094,801	$1,168,237
12/17	$1,108,514	$1,186,988
01/18	$1,165,100	$1,246,526
02/18	$1,103,421	$1,190,263
03/18	$1,106,251	$1,168,810
04/18	$1,107,948	$1,195,497
05/18	$1,093,236	$1,168,625
06/18	$1,078,524	$1,154,348
07/18	$1,094,933	$1,182,762
08/18	$1,074,522	$1,159,920
09/18	$1,085,886	$1,169,988
10/18	$1,006,902	$1,076,867
11/18	$1,005,766	$1,075,510
12/18	$957,557	$1,023,300
01/19	$1,010,144	$1,090,552
02/19	$1,044,386	$1,118,351
03/19	$1,052,946	$1,125,403
04/19	$1,082,908	$1,157,038
05/19	$1,047,443	$1,101,470
06/19	$1,106,144	$1,166,815
07/19	$1,084,743	$1,152,000
08/19	$1,062,088	$1,122,156
09/19	$1,089,100	$1,154,313
10/19	$1,111,816	$1,195,787
11/19	$1,120,411	$1,209,268
12/19	$1,160,255	$1,248,569
01/20	$1,139,023	$1,222,486
02/20	$1,056,594	$1,111,973
03/20	$892,984	$963,558
04/20	$944,815	$1,025,804
05/20	$994,148	$1,070,478
06/20	$1,020,375	$1,106,928
07/20	$1,062,839	$1,132,730
08/20	$1,118,345	$1,190,965
09/20	$1,094,524	$1,160,020
10/20	$1,046,255	$1,113,701
11/20	$1,201,093	$1,286,339
12/20	$1,262,187	$1,346,148
01/21	$1,233,774	$1,331,806
02/21	$1,251,453	$1,361,679
03/21	$1,283,655	$1,392,988
04/21	$1,324,697	$1,434,903
05/21	$1,356,267	$1,481,696
06/21	$1,331,011	$1,465,022
07/21	$1,339,219	$1,476,052
08/21	$1,372,947	$1,502,089
09/21	$1,332,903	$1,458,497
10/21	$1,366,591	$1,494,369
11/21	$1,290,316	$1,424,816
12/21	$1,338,258	$1,497,772
01/22	$1,287,561	$1,425,393
02/22	$1,264,449	$1,400,190
03/22	$1,246,556	$1,409,190
04/22	$1,169,764	$1,318,023
05/22	$1,204,059	$1,327,904
06/22	$1,106,393	$1,204,691
07/22	$1,149,634	$1,264,720
08/22	$1,082,687	$1,204,653
09/22	$985,253	$1,091,961
10/22	$1,032,801	$1,150,681
11/22	$1,155,178	$1,280,289
12/22	$1,139,927	$1,281,318
01/23	$1,242,187	$1,385,075
02/23	$1,204,137	$1,356,174
03/23	$1,239,809	$1,389,785
04/23	$1,257,249	$1,429,023
05/23	$1,211,271	$1,368,549
06/23	$1,290,543	$1,430,831
07/23	$1,314,324	$1,477,128
08/23	$1,268,596	$1,420,536
09/23	$1,218,613	$1,372,013
10/23	$1,181,325	$1,316,390
11/23	$1,285,256	$1,438,574
12/23	$1,328,051	$1,515,004
01/24	$1,316,524	$1,523,723
02/24	$1,364,278	$1,551,614
03/24	$1,410,386	$1,602,646
04/24	$1,360,985	$1,561,604
05/24	$1,430,969	$1,622,092
06/24	$1,399,682	$1,595,906
07/24	$1,460,609	$1,642,724
08/24	$1,523,111	$1,696,139
09/24	$1,538,117	$1,711,802
10/24	$1,443,913	$1,618,712
11/24	$1,443,079	$1,609,529
12/24	$1,407,218	$1,572,925
01/25	$1,489,732	$1,655,585
02/25	$1,535,473	$1,687,692
03/25	$1,530,092	$1,680,883
04/25	$1,596,462	$1,757,877
05/25	$1,679,873	$1,838,305
06/25	$1,730,995	$1,878,809

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	23.67%	11.15%	5.64%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,137,063,631
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,819,024
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,137,063,631
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,819,024

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	20.4%
Industrials	17.4%
Information Technology	12.6%
Consumer Discretionary	12.2%
Materials	8.4%
Consumer Staples	8.2%
Health Care	6.5%
Communication Services	5.3%
Utilities	3.2%
Energy	1.3%
Other (includes short-term investments)	4.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Unilever PLC	2.5%
RELX PLC	2.4%
Thales SA	2.4%
Engie SA	2.0%
AIA Group Ltd.	1.9%
ASML Holding NV	1.9%
National Bank of Greece SA	1.9%
Orange SA	1.8%
MatsukiyoCocokara & Co.	1.7%
ABB Ltd.	1.7%

C000028377
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index
06/15	$10,000	$10,000
07/15	$10,052	$9,972
08/15	$9,406	$9,210
09/15	$8,976	$8,783
10/15	$9,542	$9,437
11/15	$9,469	$9,242
12/15	$9,228	$9,068
01/16	$8,787	$8,451
02/16	$8,640	$8,354
03/16	$9,322	$9,034
04/16	$9,458	$9,272
05/16	$9,427	$9,115
06/16	$9,395	$8,976
07/16	$9,658	$9,419
08/16	$9,530	$9,479
09/16	$9,668	$9,596
10/16	$9,297	$9,458
11/16	$9,021	$9,239
12/16	$9,169	$9,476
01/17	$9,466	$9,811
02/17	$9,593	$9,968
03/17	$9,858	$10,220
04/17	$10,198	$10,439
05/17	$10,590	$10,778
06/17	$10,547	$10,811
07/17	$10,971	$11,210
08/17	$10,996	$11,268
09/17	$11,199	$11,478
10/17	$11,370	$11,694
11/17	$11,551	$11,789
12/17	$11,765	$12,052
01/18	$12,373	$12,723
02/18	$11,786	$12,123
03/18	$11,754	$11,910
04/18	$11,690	$12,100
05/18	$11,487	$11,820
06/18	$11,317	$11,598
07/18	$11,519	$11,876
08/18	$11,312	$11,627
09/18	$11,409	$11,680
10/18	$10,452	$10,730
11/18	$10,527	$10,832
12/18	$10,012	$10,341
01/19	$10,670	$11,123
02/19	$10,879	$11,340
03/19	$10,999	$11,408
04/19	$11,372	$11,709
05/19	$10,890	$11,080
06/19	$11,526	$11,748
07/19	$11,285	$11,605
08/19	$11,010	$11,247
09/19	$11,263	$11,536
10/19	$11,515	$11,939
11/19	$11,581	$12,044
12/19	$12,047	$12,566
01/20	$11,778	$12,228
02/20	$10,881	$11,262
03/20	$9,167	$9,631
04/20	$9,772	$10,361
05/20	$10,231	$10,700
06/20	$10,590	$11,184
07/20	$11,061	$11,682
08/20	$11,565	$12,182
09/20	$11,352	$11,883
10/20	$11,005	$11,627
11/20	$12,417	$13,191
12/20	$13,051	$13,904
01/21	$12,768	$13,935
02/21	$12,870	$14,210
03/21	$13,164	$14,390
04/21	$13,458	$14,814
05/21	$13,888	$15,277
06/21	$13,673	$15,178
07/21	$13,538	$14,928
08/21	$13,741	$15,212
09/21	$13,232	$14,725
10/21	$13,639	$15,076
11/21	$12,983	$14,397
12/21	$13,474	$14,992
01/22	$13,135	$14,440
02/22	$12,748	$14,154
03/22	$12,702	$14,177
04/22	$11,952	$13,286
05/22	$12,233	$13,382
06/22	$11,180	$12,231
07/22	$11,613	$12,649
08/22	$11,082	$12,242
09/22	$10,083	$11,019
10/22	$10,565	$11,348
11/22	$11,634	$12,688
12/22	$11,379	$12,593
01/23	$12,325	$13,614
02/23	$11,882	$13,137
03/23	$12,229	$13,458
04/23	$12,337	$13,691
05/23	$11,894	$13,194
06/23	$12,540	$13,786
07/23	$12,767	$14,346
08/23	$12,229	$13,698
09/23	$11,690	$13,266
10/23	$11,379	$12,718
11/23	$12,277	$13,863
12/23	$12,752	$14,560
01/24	$12,691	$14,415
02/24	$13,189	$14,780
03/24	$13,602	$15,242
04/24	$13,104	$14,968
05/24	$13,590	$15,403
06/24	$13,371	$15,388
07/24	$13,723	$15,744
08/24	$14,235	$16,193
09/24	$14,344	$16,629
10/24	$13,445	$15,813
11/24	$13,372	$15,670
12/24	$13,021	$15,365
01/25	$13,676	$15,984
02/25	$13,812	$16,206
03/25	$13,602	$16,169
04/25	$13,973	$16,753
05/25	$14,714	$17,521
06/25	$15,134	$18,115

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	13.19%	7.40%	4.23%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

AssetsNet	$ 56,315,993
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 129,746
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$56,315,993
# of Portfolio Holdings	74
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$129,746

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	21.4%
Information Technology	18.0%
Consumer Discretionary	9.5%
Communication Services	5.6%
Materials	5.1%
Health Care	5.0%
Consumer Staples	4.4%
Utilities	2.0%
Real Estate	1.0%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Thales SA	2.6%
ASML Holding NV	2.5%
Unilever PLC	2.4%
Piraeus Financial Holdings SA	2.4%
Tencent Holdings Ltd.	2.3%
RELX PLC	2.3%
Aon PLC, Class A	2.1%
MTU Aero Engines AG	2.1%
Compass Group PLC	2.0%

C000028376
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.15%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex USA Index
06/15	$10,000	$10,000
07/15	$10,041	$9,972
08/15	$9,405	$9,210
09/15	$8,966	$8,783
10/15	$9,530	$9,437
11/15	$9,457	$9,242
12/15	$9,217	$9,068
01/16	$8,767	$8,451
02/16	$8,621	$8,354
03/16	$9,300	$9,034
04/16	$9,436	$9,272
05/16	$9,394	$9,115
06/16	$9,363	$8,976
07/16	$9,624	$9,419
08/16	$9,491	$9,479
09/16	$9,628	$9,596
10/16	$9,259	$9,458
11/16	$8,975	$9,239
12/16	$9,122	$9,476
01/17	$9,417	$9,811
02/17	$9,543	$9,968
03/17	$9,807	$10,220
04/17	$10,144	$10,439
05/17	$10,523	$10,778
06/17	$10,470	$10,811
07/17	$10,892	$11,210
08/17	$10,915	$11,268
09/17	$11,116	$11,478
10/17	$11,285	$11,694
11/17	$11,465	$11,789
12/17	$11,666	$12,052
01/18	$12,280	$12,723
02/18	$11,687	$12,123
03/18	$11,645	$11,910
04/18	$11,581	$12,100
05/18	$11,381	$11,820
06/18	$11,211	$11,598
07/18	$11,402	$11,876
08/18	$11,201	$11,627
09/18	$11,297	$11,680
10/18	$10,341	$10,730
11/18	$10,405	$10,832
12/18	$9,897	$10,341
01/19	$10,556	$11,123
02/19	$10,761	$11,340
03/19	$10,869	$11,408
04/19	$11,236	$11,709
05/19	$10,750	$11,080
06/19	$11,376	$11,748
07/19	$11,139	$11,605
08/19	$10,869	$11,247
09/19	$11,106	$11,536
10/19	$11,354	$11,939
11/19	$11,419	$12,044
12/19	$11,874	$12,566
01/20	$11,610	$12,228
02/20	$10,719	$11,262
03/20	$9,026	$9,631
04/20	$9,631	$10,361
05/20	$10,071	$10,700
06/20	$10,422	$11,184
07/20	$10,884	$11,682
08/20	$11,379	$12,182
09/20	$11,181	$11,883
10/20	$10,818	$11,627
11/20	$12,214	$13,191
12/20	$12,826	$13,904
01/21	$12,549	$13,935
02/21	$12,660	$14,210
03/21	$12,937	$14,390
04/21	$13,225	$14,814
05/21	$13,646	$15,277
06/21	$13,425	$15,178
07/21	$13,292	$14,928
08/21	$13,480	$15,212
09/21	$12,981	$14,725
10/21	$13,380	$15,076
11/21	$12,727	$14,397
12/21	$13,215	$14,992
01/22	$12,872	$14,440
02/22	$12,496	$14,154
03/22	$12,450	$14,177
04/22	$11,707	$13,286
05/22	$11,982	$13,382
06/22	$10,954	$12,231
07/22	$11,376	$12,649
08/22	$10,858	$12,242
09/22	$9,872	$11,019
10/22	$10,331	$11,348
11/22	$11,386	$12,688
12/22	$11,132	$12,593
01/23	$12,052	$13,614
02/23	$11,621	$13,137
03/23	$11,959	$13,458
04/23	$12,063	$13,691
05/23	$11,633	$13,194
06/23	$12,250	$13,786
07/23	$12,471	$14,346
08/23	$11,947	$13,698
09/23	$11,411	$13,266
10/23	$11,120	$12,718
11/23	$11,982	$13,863
12/23	$12,448	$14,560
01/24	$12,389	$14,415
02/24	$12,861	$14,780
03/24	$13,262	$15,242
04/24	$12,778	$14,968
05/24	$13,238	$15,403
06/24	$13,026	$15,388
07/24	$13,368	$15,744
08/24	$13,864	$16,193
09/24	$13,971	$16,629
10/24	$13,097	$15,813
11/24	$13,015	$15,670
12/24	$12,679	$15,365
01/25	$13,301	$15,984
02/25	$13,444	$16,206
03/25	$13,241	$16,169
04/25	$13,588	$16,753
05/25	$14,317	$17,521
06/25	$14,724	$18,115

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	13.04%	7.15%	3.94%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

AssetsNet	$ 56,315,993
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 129,746
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$56,315,993
# of Portfolio Holdings	74
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$129,746

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	24.9%
Industrials	21.4%
Information Technology	18.0%
Consumer Discretionary	9.5%
Communication Services	5.6%
Materials	5.1%
Health Care	5.0%
Consumer Staples	4.4%
Utilities	2.0%
Real Estate	1.0%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Thales SA	2.6%
ASML Holding NV	2.5%
Unilever PLC	2.4%
Piraeus Financial Holdings SA	2.4%
Tencent Holdings Ltd.	2.3%
RELX PLC	2.3%
Aon PLC, Class A	2.1%
MTU Aero Engines AG	2.1%
Compass Group PLC	2.0%

C000207194
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Institutional Shares
Trading Symbol	ICMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$44	0.84%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,000	$10,000
02/19	$10,990	$10,195	$10,270
03/19	$11,300	$10,256	$10,437
04/19	$11,700	$10,527	$10,766
05/19	$11,320	$9,962	$10,214
06/19	$12,030	$10,562	$10,892
07/19	$11,910	$10,434	$10,869
08/19	$11,680	$10,112	$10,672
09/19	$11,850	$10,372	$10,799
10/19	$12,190	$10,734	$11,192
11/19	$12,610	$10,829	$11,363
12/19	$13,006	$11,298	$11,834
01/20	$12,740	$10,994	$11,720
02/20	$12,002	$10,125	$10,865
03/20	$10,628	$8,659	$9,675
04/20	$11,428	$9,315	$10,510
05/20	$12,145	$9,620	$10,967
06/20	$12,576	$10,055	$11,523
07/20	$13,498	$10,503	$12,304
08/20	$14,246	$10,953	$12,806
09/20	$14,205	$10,683	$12,694
10/20	$13,939	$10,454	$12,471
11/20	$15,302	$11,860	$13,739
12/20	$16,121	$12,501	$14,461
01/21	$16,255	$12,528	$14,549
02/21	$16,214	$12,776	$14,496
03/21	$16,524	$12,938	$14,450
04/21	$17,269	$13,319	$14,983
05/21	$17,775	$13,735	$15,345
06/21	$17,796	$13,646	$15,404
07/21	$18,179	$13,421	$15,170
08/21	$18,571	$13,676	$15,513
09/21	$17,682	$13,238	$14,846
10/21	$18,189	$13,554	$15,306
11/21	$17,289	$12,944	$14,753
12/21	$17,731	$13,479	$15,198
01/22	$16,486	$12,982	$13,972
02/22	$15,905	$12,725	$13,582
03/22	$16,106	$12,746	$13,560
04/22	$14,871	$11,945	$12,551
05/22	$14,882	$12,031	$12,443
06/22	$13,636	$10,996	$11,430
07/22	$14,650	$11,372	$12,059
08/22	$13,721	$11,007	$11,589
09/22	$12,475	$9,907	$10,359
10/22	$13,161	$10,203	$10,562
11/22	$14,787	$11,407	$11,875
12/22	$14,167	$11,322	$11,694
01/23	$15,223	$12,240	$12,683
02/23	$14,754	$11,811	$12,140
03/23	$15,341	$12,099	$12,699
04/23	$15,575	$12,310	$12,827
05/23	$15,191	$11,862	$12,472
06/23	$15,949	$12,394	$12,946
07/23	$16,194	$12,898	$13,349
08/23	$15,426	$12,316	$12,668
09/23	$14,743	$11,927	$12,000
10/23	$14,338	$11,435	$11,533
11/23	$15,757	$12,464	$12,726
12/23	$16,693	$13,090	$13,335
01/24	$16,575	$12,960	$13,233
02/24	$17,197	$13,288	$13,739
03/24	$17,584	$13,703	$14,123
04/24	$16,532	$13,457	$13,732
05/24	$17,122	$13,848	$14,094
06/24	$17,380	$13,835	$14,225
07/24	$17,594	$14,155	$14,375
08/24	$18,475	$14,558	$14,833
09/24	$18,979	$14,950	$15,210
10/24	$18,035	$14,217	$14,436
11/24	$18,056	$14,088	$14,317
12/24	$17,629	$13,814	$14,011
01/25	$18,755	$14,371	$14,607
02/25	$18,523	$14,570	$14,618
03/25	$17,960	$14,537	$14,286
04/25	$18,667	$15,062	$14,868
05/25	$19,407	$15,752	$15,619
06/25	$19,639	$16,287	$16,238

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	13.00%	9.32%	10.95%
MSCI ACWI ex USA Index	17.72%	10.13%	9.01%
MSCI ACWI ex USA Growth Index	14.15%	7.10%	8.97%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 406,183,940
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,320,050
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

C000207192
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Open Shares
Trading Symbol	OCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
01/19	$10,610	$10,000	$10,000
02/19	$10,980	$10,195	$10,270
03/19	$11,290	$10,256	$10,437
04/19	$11,690	$10,527	$10,766
05/19	$11,310	$9,962	$10,214
06/19	$12,000	$10,562	$10,892
07/19	$11,880	$10,434	$10,869
08/19	$11,650	$10,112	$10,672
09/19	$11,820	$10,372	$10,799
10/19	$12,150	$10,734	$11,192
11/19	$12,580	$10,829	$11,363
12/19	$12,966	$11,298	$11,834
01/20	$12,700	$10,994	$11,720
02/20	$11,962	$10,125	$10,865
03/20	$10,588	$8,659	$9,675
04/20	$11,377	$9,315	$10,510
05/20	$12,095	$9,620	$10,967
06/20	$12,515	$10,055	$11,523
07/20	$13,427	$10,503	$12,304
08/20	$14,176	$10,953	$12,806
09/20	$14,135	$10,683	$12,694
10/20	$13,858	$10,454	$12,471
11/20	$15,211	$11,860	$13,739
12/20	$16,030	$12,501	$14,461
01/21	$16,154	$12,528	$14,549
02/21	$16,113	$12,776	$14,496
03/21	$16,423	$12,938	$14,450
04/21	$17,157	$13,319	$14,983
05/21	$17,653	$13,735	$15,345
06/21	$17,674	$13,646	$15,404
07/21	$18,046	$13,421	$15,170
08/21	$18,428	$13,676	$15,513
09/21	$17,550	$13,238	$14,846
10/21	$18,056	$13,554	$15,306
11/21	$17,147	$12,944	$14,753
12/21	$17,584	$13,479	$15,198
01/22	$16,342	$12,982	$13,972
02/22	$15,763	$12,725	$13,582
03/22	$15,963	$12,746	$13,560
04/22	$14,731	$11,945	$12,551
05/22	$14,741	$12,031	$12,443
06/22	$13,509	$10,996	$11,430
07/22	$14,510	$11,372	$12,059
08/22	$13,583	$11,007	$11,589
09/22	$12,340	$9,907	$10,359
10/22	$13,025	$10,203	$10,562
11/22	$14,625	$11,407	$11,875
12/22	$14,014	$11,322	$11,694
01/23	$15,054	$12,240	$12,683
02/23	$14,587	$11,811	$12,140
03/23	$15,171	$12,099	$12,699
04/23	$15,394	$12,310	$12,827
05/23	$15,011	$11,862	$12,472
06/23	$15,755	$12,394	$12,946
07/23	$15,999	$12,898	$13,349
08/23	$15,245	$12,316	$12,668
09/23	$14,555	$11,927	$12,000
10/23	$14,152	$11,435	$11,533
11/23	$15,553	$12,464	$12,726
12/23	$16,475	$13,090	$13,335
01/24	$16,348	$12,960	$13,233
02/24	$16,966	$13,288	$13,739
03/24	$17,339	$13,703	$14,123
04/24	$16,294	$13,457	$13,732
05/24	$16,880	$13,848	$14,094
06/24	$17,126	$13,835	$14,225
07/24	$17,339	$14,155	$14,375
08/24	$18,202	$14,558	$14,833
09/24	$18,703	$14,950	$15,210
10/24	$17,765	$14,217	$14,436
11/24	$17,776	$14,088	$14,317
12/24	$17,361	$13,814	$14,011
01/25	$18,455	$14,371	$14,607
02/25	$18,225	$14,570	$14,618
03/25	$17,678	$14,537	$14,286
04/25	$18,367	$15,062	$14,868
05/25	$19,089	$15,752	$15,619
06/25	$19,308	$16,287	$16,238

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	12.75%	9.06%	10.66%
MSCI ACWI ex USA Index	17.72%	10.13%	9.01%
MSCI ACWI ex USA Growth Index	14.15%	7.10%	8.97%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 406,183,940
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,320,050
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

C000207193
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	R6 Shares
Trading Symbol	RCMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
02/23	$1,000,000	$1,000,000	$1,000,000
02/23	$988,563	$1,000,000	$1,000,000
03/23	$1,027,877	$1,024,446	$1,046,012
04/23	$1,043,603	$1,042,243	$1,056,597
05/23	$1,017,870	$1,004,349	$1,027,339
06/23	$1,068,620	$1,049,414	$1,066,352
07/23	$1,085,061	$1,092,079	$1,099,577
08/23	$1,034,310	$1,042,755	$1,043,503
09/23	$987,848	$1,009,820	$988,440
10/23	$960,686	$968,156	$949,969
11/23	$1,055,754	$1,055,304	$1,048,284
12/23	$1,119,034	$1,108,325	$1,098,404
01/24	$1,111,118	$1,097,316	$1,090,013
02/24	$1,152,856	$1,125,097	$1,131,681
03/24	$1,178,763	$1,160,267	$1,163,325
04/24	$1,108,239	$1,139,432	$1,131,147
05/24	$1,148,539	$1,172,508	$1,160,961
06/24	$1,165,090	$1,171,393	$1,171,744
07/24	$1,180,203	$1,198,516	$1,184,113
08/24	$1,239,213	$1,232,649	$1,221,776
09/24	$1,273,036	$1,265,841	$1,252,831
10/24	$1,209,708	$1,203,732	$1,189,133
11/24	$1,211,147	$1,192,836	$1,179,318
12/24	$1,182,346	$1,169,659	$1,154,089
01/25	$1,257,910	$1,216,789	$1,203,154
02/25	$1,242,353	$1,233,677	$1,204,076
03/25	$1,205,312	$1,230,878	$1,176,735
04/25	$1,252,724	$1,275,316	$1,224,688
05/25	$1,302,359	$1,333,741	$1,286,515
06/25	$1,317,916	$1,378,986	$1,337,537

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 2/22/23
R6 Shares	13.12%	12.45%
MSCI ACWI ex USA Index	17.72%	14.15%
MSCI ACWI ex USA Growth Index	14.15%	12.58%

Performance Inception Date	Feb. 22, 2023
AssetsNet	$ 406,183,940
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,320,050
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$406,183,940
# of Portfolio Holdings	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,320,050

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	25.3%
Industrials	21.5%
Financials	17.4%
Health Care	9.4%
Communication Services	9.1%
Consumer Discretionary	8.7%
Consumer Staples	7.4%
Other (includes short-term investments)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.1%
EssilorLuxottica SA	3.3%
Halma PLC	3.3%
London Stock Exchange Group PLC	3.3%
RELX PLC	3.3%
Tencent Holdings Ltd.	3.1%
ASML Holding NV	3.1%
SAP SE	3.1%
HDFC Bank Ltd. ADR	3.1%
Dollarama, Inc.	2.9%

C000028359
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$58	1.03%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Investable Market Index (IMI)	MSCI EAFE Small Cap Index
06/15	$10,000	$10,000	$10,000
07/15	$10,045	$10,191	$10,085
08/15	$9,468	$9,481	$9,642
09/15	$9,197	$9,021	$9,317
10/15	$9,613	$9,704	$9,874
11/15	$9,813	$9,573	$9,877
12/15	$9,876	$9,471	$9,949
01/16	$9,296	$8,778	$9,167
02/16	$9,142	$8,637	$9,156
03/16	$9,912	$9,217	$9,890
04/16	$9,858	$9,476	$10,117
05/16	$9,967	$9,409	$10,170
06/16	$9,577	$9,067	$9,633
07/16	$9,940	$9,540	$10,224
08/16	$9,756	$9,538	$10,163
09/16	$10,060	$9,679	$10,465
10/16	$9,591	$9,470	$10,169
11/16	$9,352	$9,270	$9,883
12/16	$9,408	$9,580	$10,166
01/17	$9,707	$9,866	$10,526
02/17	$9,800	$10,019	$10,762
03/17	$10,061	$10,284	$10,977
04/17	$10,630	$10,571	$11,447
05/17	$10,984	$10,959	$11,869
06/17	$10,994	$10,942	$11,866
07/17	$11,478	$11,269	$12,296
08/17	$11,581	$11,279	$12,397
09/17	$11,982	$11,566	$12,751
10/17	$12,252	$11,744	$12,966
11/17	$12,514	$11,877	$13,172
12/17	$12,859	$12,086	$13,523
01/18	$13,446	$12,694	$14,214
02/18	$12,849	$12,139	$13,710
03/18	$12,952	$11,933	$13,555
04/18	$12,793	$12,189	$13,739
05/18	$12,681	$11,938	$13,608
06/18	$12,495	$11,779	$13,343
07/18	$12,597	$12,037	$13,430
08/18	$12,315	$11,825	$13,322
09/18	$12,125	$11,899	$13,226
10/18	$10,629	$10,922	$11,953
11/18	$10,496	$10,900	$11,869
12/18	$9,659	$10,345	$11,103
01/19	$10,600	$11,047	$11,998
02/19	$10,833	$11,324	$12,267
03/19	$10,678	$11,387	$12,287
04/19	$11,057	$11,711	$12,657
05/19	$10,620	$11,140	$11,988
06/19	$11,037	$11,774	$12,496
07/19	$10,785	$11,634	$12,408
08/19	$10,574	$11,335	$12,101
09/19	$10,833	$11,658	$12,442
10/19	$11,283	$12,093	$13,007
11/19	$11,642	$12,248	$13,295
12/19	$12,171	$12,666	$13,875
01/20	$11,842	$12,386	$13,473
02/20	$10,833	$11,253	$12,152
03/20	$8,956	$9,688	$10,057
04/20	$9,895	$10,367	$11,102
05/20	$10,614	$10,859	$11,894
06/20	$11,003	$11,197	$12,056
07/20	$11,353	$11,474	$12,462
08/20	$11,905	$12,102	$13,391
09/20	$11,802	$11,820	$13,292
10/20	$11,485	$11,357	$12,830
11/20	$12,907	$13,088	$14,592
12/20	$13,807	$13,738	$15,588
01/21	$13,797	$13,606	$15,530
02/21	$14,103	$13,920	$15,941
03/21	$14,277	$14,238	$16,290
04/21	$15,198	$14,688	$16,945
05/21	$15,576	$15,139	$17,284
06/21	$15,453	$14,956	$16,998
07/21	$15,689	$15,091	$17,286
08/21	$16,316	$15,383	$17,785
09/21	$15,716	$14,920	$17,150
10/21	$15,964	$15,267	$17,419
11/21	$15,064	$14,534	$16,445
12/21	$15,440	$15,261	$17,162
01/22	$14,386	$14,464	$15,907
02/22	$13,824	$14,219	$15,705
03/22	$13,684	$14,296	$15,698
04/22	$12,813	$13,363	$14,621
05/22	$12,742	$13,433	$14,516
06/22	$11,099	$12,152	$12,922
07/22	$11,843	$12,787	$13,776
08/22	$10,929	$12,186	$13,165
09/22	$9,828	$11,007	$11,651
10/22	$10,312	$11,580	$12,144
11/22	$11,620	$12,862	$13,348
12/22	$11,376	$12,890	$13,491
01/23	$12,367	$13,922	$14,499
02/23	$12,086	$13,630	$14,184
03/23	$12,204	$13,915	$14,155
04/23	$12,352	$14,292	$14,440
05/23	$11,953	$13,689	$13,837
06/23	$12,086	$14,280	$14,237
07/23	$12,367	$14,765	$14,868
08/23	$12,034	$14,210	$14,373
09/23	$11,337	$13,705	$13,737
10/23	$10,745	$13,115	$12,930
11/23	$11,841	$14,346	$14,231
12/23	$12,690	$15,147	$15,267
01/24	$12,328	$15,187	$15,015
02/24	$12,222	$15,435	$15,072
03/24	$12,524	$15,952	$15,633
04/24	$12,056	$15,534	$15,169
05/24	$12,524	$16,146	$15,826
06/24	$12,343	$15,853	$15,345
07/24	$13,189	$16,378	$16,220
08/24	$13,606	$16,882	$16,541
09/24	$13,651	$17,076	$16,963
10/24	$12,532	$16,127	$15,900
11/24	$12,442	$16,050	$15,911
12/24	$12,222	$15,685	$15,544
01/25	$12,792	$16,469	$16,080
02/25	$12,699	$16,738	$16,033
03/25	$12,792	$16,692	$16,118
04/25	$13,592	$17,485	$17,053
05/25	$14,793	$18,311	$18,009
06/25	$15,424	$18,770	$18,792

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	24.96%	6.99%	4.43%
MSCI EAFE Investable Market Index (IMI)	18.40%	10.88%	6.50%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%

AssetsNet	$ 12,300,195
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,300,195
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	28.6%
Financials	14.7%
Consumer Discretionary	12.2%
Consumer Staples	8.3%
Information Technology	7.7%
Real Estate	7.7%
Health Care	6.5%
Materials	5.3%
Communication Services	2.1%
Energy	1.8%
Other (includes short-term investments)	5.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Phoenix Financial Ltd.	3.0%
Lottomatica Group SpA	2.6%
CTP NV	2.3%
Organo Corp.	2.3%
Asics Corp.	2.2%
Toyo Suisan Kaisha Ltd.	2.1%
Sugi Holdings Co. Ltd.	2.1%
Exosens SAS	1.9%
Sanwa Holdings Corp.	1.9%
Beazley PLC	1.8%

C000028358
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$72	1.28%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Investable Market Index (IMI)	MSCI EAFE Small Cap Index
06/15	$10,000	$10,000	$10,000
07/15	$10,045	$10,191	$10,085
08/15	$9,469	$9,481	$9,642
09/15	$9,190	$9,021	$9,317
10/15	$9,605	$9,704	$9,874
11/15	$9,794	$9,573	$9,877
12/15	$9,867	$9,471	$9,949
01/16	$9,280	$8,778	$9,167
02/16	$9,126	$8,637	$9,156
03/16	$9,894	$9,217	$9,890
04/16	$9,840	$9,476	$10,117
05/16	$9,939	$9,409	$10,170
06/16	$9,551	$9,067	$9,633
07/16	$9,912	$9,540	$10,224
08/16	$9,723	$9,538	$10,163
09/16	$10,025	$9,679	$10,465
10/16	$9,568	$9,470	$10,169
11/16	$9,321	$9,270	$9,883
12/16	$9,372	$9,580	$10,166
01/17	$9,668	$9,866	$10,526
02/17	$9,761	$10,019	$10,762
03/17	$10,019	$10,284	$10,977
04/17	$10,583	$10,571	$11,447
05/17	$10,934	$10,959	$11,869
06/17	$10,944	$10,942	$11,866
07/17	$11,424	$11,269	$12,296
08/17	$11,526	$11,279	$12,397
09/17	$11,914	$11,566	$12,751
10/17	$12,182	$11,744	$12,966
11/17	$12,441	$11,877	$13,172
12/17	$12,774	$12,086	$13,523
01/18	$13,356	$12,694	$14,214
02/18	$12,765	$12,139	$13,710
03/18	$12,857	$11,933	$13,555
04/18	$12,709	$12,189	$13,739
05/18	$12,589	$11,938	$13,608
06/18	$12,404	$11,779	$13,343
07/18	$12,506	$12,037	$13,430
08/18	$12,214	$11,825	$13,322
09/18	$12,026	$11,899	$13,226
10/18	$10,538	$10,922	$11,953
11/18	$10,415	$10,900	$11,869
12/18	$9,569	$10,345	$11,103
01/19	$10,499	$11,047	$11,998
02/19	$10,730	$11,324	$12,267
03/19	$10,576	$11,387	$12,287
04/19	$10,951	$11,711	$12,657
05/19	$10,509	$11,140	$11,988
06/19	$10,922	$11,774	$12,496
07/19	$10,672	$11,634	$12,408
08/19	$10,464	$11,335	$12,101
09/19	$10,710	$11,658	$12,442
10/19	$11,164	$12,093	$13,007
11/19	$11,510	$12,248	$13,295
12/19	$12,033	$12,666	$13,875
01/20	$11,707	$12,386	$13,473
02/20	$10,710	$11,253	$12,152
03/20	$8,845	$9,688	$10,057
04/20	$9,773	$10,367	$11,102
05/20	$10,483	$10,859	$11,894
06/20	$10,858	$11,197	$12,056
07/20	$11,204	$11,474	$12,462
08/20	$11,750	$12,102	$13,391
09/20	$11,649	$11,820	$13,292
10/20	$11,336	$11,357	$12,830
11/20	$12,728	$13,088	$14,592
12/20	$13,616	$13,738	$15,588
01/21	$13,596	$13,606	$15,530
02/21	$13,898	$13,920	$15,941
03/21	$14,070	$14,238	$16,290
04/21	$14,977	$14,688	$16,945
05/21	$15,340	$15,139	$17,284
06/21	$15,219	$14,956	$16,998
07/21	$15,451	$15,091	$17,286
08/21	$16,070	$15,383	$17,785
09/21	$15,480	$14,920	$17,150
10/21	$15,714	$15,267	$17,419
11/21	$14,828	$14,534	$16,445
12/21	$15,196	$15,261	$17,162
01/22	$14,149	$14,464	$15,907
02/22	$13,598	$14,219	$15,705
03/22	$13,446	$14,296	$15,698
04/22	$12,592	$13,363	$14,621
05/22	$12,523	$13,433	$14,516
06/22	$10,911	$12,152	$12,922
07/22	$11,628	$12,787	$13,776
08/22	$10,731	$12,186	$13,165
09/22	$9,651	$11,007	$11,651
10/22	$10,126	$11,580	$12,144
11/22	$11,408	$12,862	$13,348
12/22	$11,170	$12,890	$13,491
01/23	$12,139	$13,922	$14,499
02/23	$11,850	$13,630	$14,184
03/23	$11,966	$13,915	$14,155
04/23	$12,110	$14,292	$14,440
05/23	$11,720	$13,689	$13,837
06/23	$11,850	$14,280	$14,237
07/23	$12,125	$14,765	$14,868
08/23	$11,799	$14,210	$14,373
09/23	$11,104	$13,705	$13,737
10/23	$10,524	$13,115	$12,930
11/23	$11,582	$14,346	$14,231
12/23	$12,425	$15,147	$15,267
01/24	$12,057	$15,187	$15,015
02/24	$11,968	$15,435	$15,072
03/24	$12,248	$15,952	$15,633
04/24	$11,791	$15,534	$15,169
05/24	$12,248	$16,146	$15,826
06/24	$12,071	$15,853	$15,345
07/24	$12,897	$16,378	$16,220
08/24	$13,289	$16,882	$16,541
09/24	$13,333	$17,076	$16,963
10/24	$12,242	$16,127	$15,900
11/24	$12,153	$16,050	$15,911
12/24	$11,939	$15,685	$15,544
01/25	$12,493	$16,469	$16,080
02/25	$12,403	$16,738	$16,033
03/25	$12,478	$16,692	$16,118
04/25	$13,257	$17,485	$17,053
05/25	$14,425	$18,311	$18,009
06/25	$15,039	$18,770	$18,792

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	24.59%	6.73%	4.17%
MSCI EAFE Investable Market Index (IMI)	18.40%	10.88%	6.50%
MSCI EAFE Small Cap Index	22.46%	9.28%	6.51%

AssetsNet	$ 12,300,195
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,300,195
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	28.6%
Financials	14.7%
Consumer Discretionary	12.2%
Consumer Staples	8.3%
Information Technology	7.7%
Real Estate	7.7%
Health Care	6.5%
Materials	5.3%
Communication Services	2.1%
Energy	1.8%
Other (includes short-term investments)	5.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Phoenix Financial Ltd.	3.0%
Lottomatica Group SpA	2.6%
CTP NV	2.3%
Organo Corp.	2.3%
Asics Corp.	2.2%
Toyo Suisan Kaisha Ltd.	2.1%
Sugi Holdings Co. Ltd.	2.1%
Exosens SAS	1.9%
Sanwa Holdings Corp.	1.9%
Beazley PLC	1.8%

C000028379
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,048	$10,208
08/15	$9,348	$9,457
09/15	$8,929	$8,977
10/15	$9,520	$9,678
11/15	$9,451	$9,528
12/15	$9,256	$9,399
01/16	$8,784	$8,720
02/16	$8,666	$8,560
03/16	$9,228	$9,117
04/16	$9,291	$9,381
05/16	$9,305	$9,296
06/16	$9,110	$8,984
07/16	$9,333	$9,439
08/16	$9,221	$9,445
09/16	$9,312	$9,562
10/16	$8,958	$9,366
11/16	$8,659	$9,179
12/16	$8,777	$9,493
01/17	$8,989	$9,769
02/17	$9,053	$9,908
03/17	$9,278	$10,181
04/17	$9,610	$10,440
05/17	$10,026	$10,823
06/17	$10,005	$10,804
07/17	$10,393	$11,116
08/17	$10,379	$11,112
09/17	$10,577	$11,388
10/17	$10,760	$11,561
11/17	$10,965	$11,682
12/17	$11,222	$11,870
01/18	$11,944	$12,465
02/18	$11,451	$11,903
03/18	$11,480	$11,688
04/18	$11,473	$11,955
05/18	$11,451	$11,686
06/18	$11,244	$11,543
07/18	$11,394	$11,828
08/18	$11,274	$11,599
09/18	$11,382	$11,700
10/18	$10,424	$10,769
11/18	$10,567	$10,755
12/18	$10,061	$10,233
01/19	$10,748	$10,906
02/19	$11,099	$11,184
03/19	$11,216	$11,254
04/19	$11,552	$11,570
05/19	$11,013	$11,015
06/19	$11,614	$11,668
07/19	$11,395	$11,520
08/19	$11,211	$11,222
09/19	$11,438	$11,543
10/19	$11,649	$11,958
11/19	$11,813	$12,093
12/19	$12,229	$12,486
01/20	$12,054	$12,225
02/20	$11,132	$11,120
03/20	$9,319	$9,636
04/20	$9,971	$10,258
05/20	$10,472	$10,705
06/20	$10,814	$11,069
07/20	$11,235	$11,327
08/20	$11,906	$11,910
09/20	$11,540	$11,600
10/20	$11,149	$11,137
11/20	$12,886	$12,863
12/20	$13,523	$13,461
01/21	$13,162	$13,318
02/21	$13,507	$13,617
03/21	$13,901	$13,930
04/21	$14,512	$14,349
05/21	$14,913	$14,817
06/21	$14,536	$14,650
07/21	$14,648	$14,761
08/21	$15,021	$15,021
09/21	$14,450	$14,585
10/21	$14,764	$14,944
11/21	$13,830	$14,248
12/21	$14,334	$14,978
01/22	$13,800	$14,254
02/22	$13,414	$14,002
03/22	$13,125	$14,092
04/22	$12,355	$13,180
05/22	$12,626	$13,279
06/22	$11,593	$12,047
07/22	$12,188	$12,647
08/22	$11,444	$12,047
09/22	$10,411	$10,920
10/22	$11,129	$11,507
11/22	$12,276	$12,803
12/22	$11,915	$12,813
01/23	$12,803	$13,851
02/23	$12,412	$13,562
03/23	$12,847	$13,898
04/23	$12,900	$14,290
05/23	$12,758	$13,685
06/23	$13,344	$14,308
07/23	$13,477	$14,771
08/23	$13,028	$14,205
09/23	$12,468	$13,720
10/23	$12,006	$13,164
11/23	$13,223	$14,386
12/23	$13,947	$15,150
01/24	$13,839	$15,237
02/24	$14,460	$15,516
03/24	$14,749	$16,026
04/24	$14,037	$15,616
05/24	$14,587	$16,221
06/24	$14,280	$15,959
07/24	$14,749	$16,427
08/24	$15,204	$16,961
09/24	$15,069	$17,118
10/24	$14,184	$16,187
11/24	$14,293	$16,095
12/24	$13,757	$15,729
01/25	$14,452	$16,556
02/25	$14,697	$16,877
03/25	$14,462	$16,809
04/25	$14,994	$17,579
05/25	$15,873	$18,383
06/25	$16,455	$18,788

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional Shares	15.23%	8.76%	5.11%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,886,584,895
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,773,709
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

C000028378
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Open Shares
Trading Symbol	LISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$60	1.11%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
06/15	$10,000	$10,000
07/15	$10,041	$10,208
08/15	$9,346	$9,457
09/15	$8,916	$8,977
10/15	$9,509	$9,678
11/15	$9,434	$9,528
12/15	$9,243	$9,399
01/16	$8,768	$8,720
02/16	$8,651	$8,560
03/16	$9,208	$9,117
04/16	$9,270	$9,381
05/16	$9,277	$9,296
06/16	$9,084	$8,984
07/16	$9,305	$9,439
08/16	$9,188	$9,445
09/16	$9,277	$9,562
10/16	$8,919	$9,366
11/16	$8,624	$9,179
12/16	$8,746	$9,493
01/17	$8,948	$9,769
02/17	$9,011	$9,908
03/17	$9,234	$10,181
04/17	$9,561	$10,440
05/17	$9,973	$10,823
06/17	$9,952	$10,804
07/17	$10,335	$11,116
08/17	$10,321	$11,112
09/17	$10,509	$11,388
10/17	$10,697	$11,561
11/17	$10,892	$11,682
12/17	$11,146	$11,870
01/18	$11,864	$12,465
02/18	$11,371	$11,903
03/18	$11,393	$11,688
04/18	$11,386	$11,955
05/18	$11,364	$11,686
06/18	$11,153	$11,543
07/18	$11,301	$11,828
08/18	$11,183	$11,599
09/18	$11,282	$11,700
10/18	$10,331	$10,769
11/18	$10,465	$10,755
12/18	$9,970	$10,233
01/19	$10,644	$10,906
02/19	$10,997	$11,184
03/19	$11,104	$11,254
04/19	$11,433	$11,570
05/19	$10,897	$11,015
06/19	$11,495	$11,668
07/19	$11,272	$11,520
08/19	$11,092	$11,222
09/19	$11,314	$11,543
10/19	$11,514	$11,958
11/19	$11,675	$12,093
12/19	$12,084	$12,486
01/20	$11,905	$12,225
02/20	$10,994	$11,120
03/20	$9,203	$9,636
04/20	$9,849	$10,258
05/20	$10,340	$10,705
06/20	$10,675	$11,069
07/20	$11,087	$11,327
08/20	$11,744	$11,910
09/20	$11,378	$11,600
10/20	$10,996	$11,137
11/20	$12,703	$12,863
12/20	$13,333	$13,461
01/21	$12,972	$13,318
02/21	$13,310	$13,617
03/21	$13,686	$13,930
04/21	$14,291	$14,349
05/21	$14,683	$14,817
06/21	$14,306	$14,650
07/21	$14,416	$14,761
08/21	$14,781	$15,021
09/21	$14,215	$14,585
10/21	$14,521	$14,944
11/21	$13,602	$14,248
12/21	$14,090	$14,978
01/22	$13,570	$14,254
02/22	$13,178	$14,002
03/22	$12,897	$14,092
04/22	$12,138	$13,180
05/22	$12,402	$13,279
06/22	$11,388	$12,047
07/22	$11,967	$12,647
08/22	$11,234	$12,047
09/22	$10,220	$10,920
10/22	$10,919	$11,507
11/22	$12,036	$12,803
12/22	$11,689	$12,813
01/23	$12,551	$13,851
02/23	$12,171	$13,562
03/23	$12,585	$13,898
04/23	$12,637	$14,290
05/23	$12,499	$13,685
06/23	$13,068	$14,308
07/23	$13,197	$14,771
08/23	$12,761	$14,205
09/23	$12,209	$13,720
10/23	$11,752	$13,164
11/23	$12,934	$14,386
12/23	$13,636	$15,150
01/24	$13,540	$15,237
02/24	$14,142	$15,516
03/24	$14,412	$16,026
04/24	$13,714	$15,616
05/24	$14,255	$16,221
06/24	$13,950	$15,959
07/24	$14,403	$16,427
08/24	$14,844	$16,961
09/24	$14,704	$17,118
10/24	$13,848	$16,187
11/24	$13,944	$16,095
12/24	$13,416	$15,729
01/25	$14,096	$16,556
02/25	$14,332	$16,877
03/25	$14,106	$16,809
04/25	$14,618	$17,579
05/25	$15,466	$18,383
06/25	$16,028	$18,788

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Open Shares	14.90%	8.47%	4.83%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,886,584,895
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,773,709
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

C000134193
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.85%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI EAFE Index
06/15	$1,000,000	$1,000,000
07/15	$1,004,808	$1,020,763
08/15	$934,753	$945,673
09/15	$892,170	$897,655
10/15	$951,236	$967,824
11/15	$944,368	$952,768
12/15	$924,676	$939,930
01/16	$877,541	$871,960
02/16	$865,757	$855,985
03/16	$921,903	$911,681
04/16	$928,141	$938,075
05/16	$929,528	$929,554
06/16	$910,119	$898,350
07/16	$932,300	$943,880
08/16	$921,210	$944,550
09/16	$930,221	$956,153
10/16	$894,870	$936,595
11/16	$865,064	$917,941
12/16	$876,892	$949,329
01/17	$898,022	$976,868
02/17	$904,361	$990,836
03/17	$926,899	$1,018,113
04/17	$960,003	$1,044,018
05/17	$1,001,558	$1,082,338
06/17	$999,445	$1,080,423
07/17	$1,038,184	$1,111,589
08/17	$1,036,775	$1,111,170
09/17	$1,056,496	$1,138,817
10/17	$1,075,513	$1,156,110
11/17	$1,095,234	$1,168,237
12/17	$1,120,833	$1,186,988
01/18	$1,192,892	$1,246,526
02/18	$1,143,664	$1,190,263
03/18	$1,146,517	$1,168,810
04/18	$1,145,804	$1,195,497
05/18	$1,143,664	$1,168,625
06/18	$1,122,973	$1,154,348
07/18	$1,137,956	$1,182,762
08/18	$1,126,742	$1,159,920
09/18	$1,136,732	$1,169,988
10/18	$1,041,826	$1,076,867
11/18	$1,055,384	$1,075,510
12/18	$1,004,873	$1,023,300
01/19	$1,073,423	$1,090,552
02/19	$1,108,477	$1,118,351
03/19	$1,120,940	$1,125,403
04/19	$1,153,657	$1,157,038
05/19	$1,099,908	$1,101,470
06/19	$1,160,668	$1,166,815
07/19	$1,138,078	$1,152,000
08/19	$1,119,686	$1,122,156
09/19	$1,142,314	$1,154,313
10/19	$1,163,381	$1,195,787
11/19	$1,179,767	$1,209,268
12/19	$1,221,284	$1,248,569
01/20	$1,203,825	$1,222,486
02/20	$1,111,773	$1,111,973
03/20	$930,842	$963,558
04/20	$995,913	$1,025,804
05/20	$1,045,908	$1,070,478
06/20	$1,080,824	$1,106,928
07/20	$1,122,089	$1,132,730
08/20	$1,189,822	$1,190,965
09/20	$1,152,466	$1,160,020
10/20	$1,113,520	$1,113,701
11/20	$1,287,583	$1,286,339
12/20	$1,351,234	$1,346,148
01/21	$1,315,148	$1,331,806
02/21	$1,348,829	$1,361,679
03/21	$1,388,123	$1,392,988
04/21	$1,449,870	$1,434,903
05/21	$1,489,966	$1,481,696
06/21	$1,452,276	$1,465,022
07/21	$1,463,503	$1,476,052
08/21	$1,500,723	$1,502,089
09/21	$1,442,911	$1,458,497
10/21	$1,474,226	$1,494,369
11/21	$1,381,886	$1,424,816
12/21	$1,431,303	$1,497,772
01/22	$1,378,874	$1,425,393
02/22	$1,339,553	$1,400,190
03/22	$1,310,717	$1,409,190
04/22	$1,233,822	$1,318,023
05/22	$1,260,910	$1,327,904
06/22	$1,157,800	$1,204,691
07/22	$1,218,093	$1,264,720
08/22	$1,142,945	$1,204,653
09/22	$1,039,836	$1,091,961
10/22	$1,111,488	$1,150,681
11/22	$1,225,957	$1,280,289
12/22	$1,189,895	$1,281,318
01/23	$1,279,381	$1,385,075
02/23	$1,240,397	$1,356,174
03/23	$1,282,925	$1,389,785
04/23	$1,288,241	$1,429,023
05/23	$1,274,065	$1,368,549
06/23	$1,332,541	$1,430,831
07/23	$1,346,717	$1,477,128
08/23	$1,301,877	$1,420,536
09/23	$1,246,006	$1,372,013
10/23	$1,199,004	$1,316,390
11/23	$1,320,500	$1,438,574
12/23	$1,392,681	$1,515,004
01/24	$1,382,791	$1,523,723
02/24	$1,444,828	$1,551,614
03/24	$1,472,700	$1,602,646
04/24	$1,402,571	$1,561,604
05/24	$1,457,415	$1,622,092
06/24	$1,425,947	$1,595,906
07/24	$1,473,599	$1,642,724
08/24	$1,518,133	$1,696,139
09/24	$1,505,527	$1,711,802
10/24	$1,417,284	$1,618,712
11/24	$1,428,089	$1,609,529
12/24	$1,374,624	$1,572,925
01/25	$1,443,967	$1,655,585
02/25	$1,467,421	$1,687,692
03/25	$1,444,986	$1,680,883
04/25	$1,498,013	$1,757,877
05/25	$1,585,712	$1,838,305
06/25	$1,643,838	$1,878,809

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
R6 Shares	15.28%	8.75%	5.10%
MSCI EAFE Index	17.73%	11.16%	6.51%

AssetsNet	$ 1,886,584,895
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,773,709
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,886,584,895
# of Portfolio Holdings	64
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$8,773,709

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	27.1%
Industrials	19.4%
Information Technology	11.9%
Consumer Staples	11.1%
Consumer Discretionary	8.3%
Health Care	7.3%
Communication Services	3.3%
Utilities	3.1%
Materials	2.8%
Energy	0.5%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.2%
Bank Leumi Le-Israel BM	3.2%
ASML Holding NV	3.1%
Piraeus Financial Holdings SA	2.8%
Phoenix Financial Ltd.	2.6%
Aon PLC, Class A	2.4%
Novo Nordisk AS, Class B	2.3%
MTU Aero Engines AG	2.3%
Unilever PLC	2.3%
UniCredit SpA	2.2%

C000176375
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Institutional Shares
Trading Symbol	RALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Real Assets Blend Index
01/17	$10,070	$10,000	$10,000
02/17	$10,280	$10,277	$10,209
03/17	$10,305	$10,387	$10,169
04/17	$10,396	$10,541	$10,215
05/17	$10,516	$10,764	$10,377
06/17	$10,451	$10,805	$10,379
07/17	$10,561	$11,064	$10,610
08/17	$10,621	$11,079	$10,723
09/17	$10,621	$11,328	$10,673
10/17	$10,752	$11,542	$10,796
11/17	$10,913	$11,792	$10,954
12/17	$10,990	$11,952	$11,089
01/18	$11,092	$12,583	$11,217
02/18	$10,693	$12,061	$10,686
03/18	$10,723	$11,798	$10,815
04/18	$10,888	$11,934	$11,029
05/18	$10,908	$12,009	$11,135
06/18	$10,888	$12,003	$11,104
07/18	$10,981	$12,378	$11,133
08/18	$10,952	$12,531	$11,046
09/18	$10,952	$12,601	$11,019
10/18	$10,558	$11,676	$10,672
11/18	$10,641	$11,808	$10,938
12/18	$10,160	$10,910	$10,348
01/19	$10,742	$11,759	$11,213
02/19	$10,937	$12,113	$11,339
03/19	$11,044	$12,272	$11,612
04/19	$11,152	$12,707	$11,576
05/19	$10,958	$11,974	$11,406
06/19	$11,271	$12,763	$11,721
07/19	$11,293	$12,826	$11,689
08/19	$11,305	$12,564	$11,689
09/19	$11,446	$12,831	$11,879
10/19	$11,576	$13,158	$12,086
11/19	$11,544	$13,524	$11,905
12/19	$11,793	$13,929	$12,332
01/20	$11,782	$13,845	$12,108
02/20	$11,230	$12,674	$11,285
03/20	$9,931	$10,997	$9,480
04/20	$10,363	$12,198	$9,906
05/20	$10,617	$12,788	$10,211
06/20	$10,723	$13,126	$10,330
07/20	$10,989	$13,754	$10,731
08/20	$11,260	$14,673	$11,117
09/20	$10,993	$14,166	$10,825
10/20	$10,881	$13,732	$10,681
11/20	$11,628	$15,488	$11,548
12/20	$11,865	$16,144	$11,888
01/21	$11,716	$15,984	$11,906
02/21	$12,049	$16,393	$12,272
03/21	$12,324	$16,939	$12,588
04/21	$13,083	$17,727	$13,329
05/21	$13,348	$17,983	$13,571
06/21	$13,463	$18,251	$13,646
07/21	$13,727	$18,578	$13,919
08/21	$13,785	$19,040	$14,060
09/21	$13,707	$18,249	$13,862
10/21	$14,285	$19,283	$14,459
11/21	$13,973	$18,861	$13,816
12/21	$14,428	$19,667	$14,601
01/22	$14,428	$18,626	$14,619
02/22	$14,505	$18,155	$14,787
03/22	$15,407	$18,653	$15,755
04/22	$15,368	$17,104	$15,487
05/22	$15,342	$17,117	$15,449
06/22	$13,876	$15,634	$14,136
07/22	$14,731	$16,875	$14,921
08/22	$14,333	$16,170	$14,484
09/22	$12,810	$14,667	$12,898
10/22	$13,215	$15,720	$13,226
11/22	$13,790	$16,813	$14,056
12/22	$13,209	$16,099	$13,687
01/23	$13,790	$17,238	$14,230
02/23	$13,236	$16,824	$13,543
03/23	$13,231	$17,343	$13,505
04/23	$13,342	$17,647	$13,650
05/23	$12,785	$17,471	$12,924
06/23	$13,180	$18,528	$13,402
07/23	$13,601	$19,150	$13,934
08/23	$13,278	$18,693	$13,524
09/23	$12,817	$17,886	$13,000
10/23	$12,634	$17,367	$12,796
11/23	$13,365	$18,996	$13,569
12/23	$13,795	$19,928	$14,024
01/24	$13,495	$20,167	$13,716
02/24	$13,524	$21,022	$13,667
03/24	$13,913	$21,698	$14,100
04/24	$13,597	$20,892	$13,803
05/24	$14,043	$21,825	$14,249
06/24	$14,012	$22,269	$14,105
07/24	$14,417	$22,661	$14,506
08/24	$14,939	$23,260	$14,994
09/24	$15,506	$23,686	$15,563
10/24	$15,054	$23,216	$15,064
11/24	$15,419	$24,282	$15,361
12/24	$14,609	$23,649	$14,740
01/25	$14,962	$24,484	$15,083
02/25	$15,345	$24,307	$15,379
03/25	$15,576	$23,225	$15,605
04/25	$15,516	$23,432	$15,576
05/25	$15,591	$24,819	$15,738
06/25	$15,902	$25,890	$15,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	13.49%	8.20%	5.61%
MSCI World Index	16.26%	14.55%	12.16%
Real Assets Blend Index	13.42%	9.14%	5.81%

Performance Inception Date	Dec. 30, 2016
AssetsNet	$ 5,342,760
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%

C000176376
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Open Shares
Trading Symbol	RALOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Real Assets Blend Index
02/17	$10,239	$10,277	$10,209
03/17	$10,259	$10,387	$10,169
04/17	$10,349	$10,541	$10,215
05/17	$10,469	$10,764	$10,377
06/17	$10,407	$10,805	$10,379
07/17	$10,507	$11,064	$10,610
08/17	$10,567	$11,079	$10,723
09/17	$10,567	$11,328	$10,673
10/17	$10,698	$11,542	$10,796
11/17	$10,848	$11,792	$10,954
12/17	$10,928	$11,952	$11,089
01/18	$11,030	$12,583	$11,217
02/18	$10,621	$12,061	$10,686
03/18	$10,656	$11,798	$10,815
04/18	$10,819	$11,934	$11,029
05/18	$10,840	$12,009	$11,135
06/18	$10,813	$12,003	$11,104
07/18	$10,905	$12,378	$11,133
08/18	$10,867	$12,531	$11,046
09/18	$10,860	$12,601	$11,019
10/18	$10,469	$11,676	$10,672
11/18	$10,551	$11,808	$10,938
12/18	$10,077	$10,910	$10,348
01/19	$10,655	$11,759	$11,213
02/19	$10,837	$12,113	$11,339
03/19	$10,948	$12,272	$11,612
04/19	$11,045	$12,707	$11,576
05/19	$10,852	$11,974	$11,406
06/19	$11,156	$12,763	$11,721
07/19	$11,177	$12,826	$11,689
08/19	$11,189	$12,564	$11,689
09/19	$11,322	$12,831	$11,879
10/19	$11,452	$13,158	$12,086
11/19	$11,419	$13,524	$11,905
12/19	$11,669	$13,929	$12,332
01/20	$11,658	$13,845	$12,108
02/20	$11,101	$12,674	$11,285
03/20	$9,829	$10,997	$9,480
04/20	$10,234	$12,198	$9,906
05/20	$10,486	$12,788	$10,211
06/20	$10,594	$13,126	$10,330
07/20	$10,858	$13,754	$10,731
08/20	$11,115	$14,673	$11,117
09/20	$10,855	$14,166	$10,825
10/20	$10,745	$13,732	$10,681
11/20	$11,472	$15,488	$11,548
12/20	$11,707	$16,144	$11,888
01/21	$11,549	$15,984	$11,906
02/21	$11,877	$16,393	$12,272
03/21	$12,153	$16,939	$12,588
04/21	$12,901	$17,727	$13,329
05/21	$13,150	$17,983	$13,571
06/21	$13,278	$18,251	$13,646
07/21	$13,516	$18,578	$13,919
08/21	$13,584	$19,040	$14,060
09/21	$13,499	$18,249	$13,862
10/21	$14,057	$19,283	$14,459
11/21	$13,761	$18,861	$13,816
12/21	$14,198	$19,667	$14,601
01/22	$14,198	$18,626	$14,619
02/22	$14,274	$18,155	$14,787
03/22	$15,165	$18,653	$15,755
04/22	$15,114	$17,104	$15,487
05/22	$15,076	$17,117	$15,449
06/22	$13,639	$15,634	$14,136
07/22	$14,466	$16,875	$14,921
08/22	$14,088	$16,170	$14,484
09/22	$12,584	$14,667	$12,898
10/22	$12,981	$15,720	$13,226
11/22	$13,545	$16,813	$14,056
12/22	$12,966	$16,099	$13,687
01/23	$13,522	$17,238	$14,230
02/23	$12,993	$16,824	$13,543
03/23	$12,979	$17,343	$13,505
04/23	$13,075	$17,647	$13,650
05/23	$12,542	$17,471	$12,924
06/23	$12,935	$18,528	$13,402
07/23	$13,334	$19,150	$13,934
08/23	$13,018	$18,693	$13,524
09/23	$12,557	$17,886	$13,000
10/23	$12,379	$17,367	$12,796
11/23	$13,080	$18,996	$13,569
12/23	$13,506	$19,928	$14,024
01/24	$13,199	$20,167	$13,716
02/24	$13,227	$21,022	$13,667
03/24	$13,613	$21,698	$14,100
04/24	$13,304	$20,892	$13,803
05/24	$13,739	$21,825	$14,249
06/24	$13,686	$22,269	$14,105
07/24	$14,083	$22,661	$14,506
08/24	$14,606	$23,260	$14,994
09/24	$15,151	$23,686	$15,563
10/24	$14,710	$23,216	$15,064
11/24	$15,066	$24,282	$15,361
12/24	$14,266	$23,649	$14,740
01/25	$14,610	$24,484	$15,083
02/25	$14,983	$24,307	$15,379
03/25	$15,199	$23,225	$15,605
04/25	$15,141	$23,432	$15,576
05/25	$15,213	$24,819	$15,738
06/25	$15,507	$25,890	$15,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	13.30%	7.92%	5.31%
MSCI World Index	16.26%	14.55%	11.99%
Real Assets Blend Index	13.42%	9.14%	5.79%

Performance Inception Date	Jan. 09, 2017
AssetsNet	$ 5,342,760
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%

C000176377
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	R6 Shares
Trading Symbol	RALYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	R6 Shares	MSCI World Index	Real Assets Blend Index
07/22	$1,000,000	$1,000,000	$1,000,000
07/22	$1,047,970	$1,000,000	$1,000,000
08/22	$1,020,582	$958,192	$970,692
09/22	$912,281	$869,119	$864,462
10/22	$941,109	$931,533	$886,414
11/22	$982,027	$996,303	$942,052
12/22	$940,774	$953,992	$917,305
01/23	$981,206	$1,021,493	$953,705
02/23	$942,746	$996,938	$907,670
03/23	$942,468	$1,027,743	$905,143
04/23	$950,413	$1,045,759	$914,814
05/23	$910,688	$1,035,319	$866,161
06/23	$938,982	$1,097,932	$898,190
07/23	$968,981	$1,134,815	$933,890
08/23	$945,981	$1,107,709	$906,385
09/23	$913,186	$1,059,924	$871,250
10/23	$900,169	$1,029,170	$857,568
11/23	$951,235	$1,125,656	$909,387
12/23	$982,016	$1,180,920	$939,916
01/24	$960,668	$1,195,091	$919,243
02/24	$963,718	$1,245,760	$915,983
03/24	$991,581	$1,285,793	$944,990
04/24	$969,045	$1,238,032	$925,075
05/24	$1,000,801	$1,293,313	$954,969
06/24	$998,720	$1,319,629	$945,341
07/24	$1,027,638	$1,342,884	$972,225
08/24	$1,064,819	$1,378,377	$1,004,935
09/24	$1,106,419	$1,403,621	$1,043,014
10/24	$1,073,174	$1,375,777	$1,009,597
11/24	$1,099,147	$1,438,907	$1,029,521
12/24	$1,042,568	$1,401,408	$987,884
01/25	$1,067,740	$1,450,862	$1,010,873
02/25	$1,095,011	$1,440,420	$1,030,679
03/25	$1,110,566	$1,376,292	$1,045,839
04/25	$1,106,327	$1,388,523	$1,043,915
05/25	$1,112,686	$1,470,712	$1,054,766
06/25	$1,133,957	$1,534,178	$1,072,217

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 7/22/22
R6 Shares	13.54%	4.37%
MSCI World Index	16.26%	17.10%
Real Assets Blend Index	13.42%	3.90%

Performance Inception Date	Jul. 22, 2022
AssetsNet	$ 5,342,760
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,342,760
# of Portfolio Holdings	138
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Real Estate	39.3%
Utilities	15.9%
Industrials	8.0%
Energy	7.0%
Exchange-Traded Funds	5.7%
Materials	1.2%
Other (includes short-term investments)	22.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.9%
American Tower Corp.	2.3%
SBA Communications Corp.	2.1%
Prologis, Inc.	2.0%
Crown Castle, Inc.	1.9%
iShares Silver Trust	1.8%
Vinci SA	1.4%
Equinix, Inc.	1.4%
National Grid PLC	1.2%
Terna - Rete Elettrica Nazionale	1.2%